United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2008

                   Date of reporting period: March 31, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2008 is provided below.

BlackRock International Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                 Beneficial
                                   Interest
                                      (000)   Mutual Funds                                                                 Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                  $ 170,008   Master International Index Series of Quantitative Master Series LLC     $ 349,423,367
- ---------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $255,963,081) - 100.0%                          349,423,367

                                              Liabilities in Excess of Other Assets - (0.0%)                               (143,945)
                                                                                                                      -------------
                                              Net Assets - 100.0%                                                     $ 349,279,422
                                                                                                                      =============

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
Australia - 6.2%   Air Freight & Logistics - 0.0%             40,677      Toll Holdings Ltd.                         $      372,491
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            78,155      Qantas Airways Ltd.                               280,704
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                           42,440      Coca-Cola Amatil Ltd.                             329,681
                                                             155,871      Foster's Group Ltd.                               729,348
                                                              15,978      Lion Nathan Ltd.                                  127,770
                                                                                                                     --------------
                                                                                                                          1,186,799
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.2%                       41,993      CSL Ltd.                                        1,416,512
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                     23,007      Macquarie Group Ltd.                            1,110,600
                                                               1,777      Perpetual Trustees Australia Ltd.                  87,453
                                                                                                                     --------------
                                                                                                                          1,198,053
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                            4,022      Incitec Pivot Ltd.                                518,827
                                                              23,213      Orica Ltd.                                        617,975
                                                                                                                     --------------
                                                                                                                          1,136,802
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.4%                   149,784      Australia & New Zealand Banking
                                                                          Group Ltd.                                      3,086,820
                                                              20,287      Bendigo and Adelaide Bank Ltd.                    220,630
                                                             106,185      Commonwealth Bank of Australia Ltd.             4,057,352
                                                             126,662      National Australia Bank Ltd.                    3,490,061
                                                              21,103      St. George Bank Ltd.                              495,845
                                                             150,977      Westpac Banking Corp.                           3,276,980
                                                                                                                     --------------
                                                                                                                         14,627,688
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.1%     111,603      Brambles Ltd.                                   1,017,901
                                                               7,097      Downer EDI Ltd.                                    40,602
                                                                                                                     --------------
                                                                                                                          1,058,503
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%          80,144      Boart Longyear Group                              134,036
                                                              11,019      Leighton Holdings Ltd.                            431,008
                                                                                                                     --------------
                                                                                                                            565,044
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.1%              36,024      Boral Ltd.                                        206,094
                                                              31,616      James Hardie Industries NV                        180,587
                                                                                                                     --------------
                                                                                                                            386,681
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.1%              58,963      Amcor Ltd.                                        385,288
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                        47,301      Pacific Brands Ltd.                                87,321
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer Services - 0.0%       39,082      ABC Learning Centres Ltd.                          50,004
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.1%      13,606      Australian Stock Exchange Ltd.                    465,052
                                                              18,011      Babcock & Brown Ltd.                              242,295
                                                              37,588      Challenger Financial Services Group Ltd.           62,520
                                                                                                                     --------------
                                                                                                                            769,867
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             235,875      Telstra Corp. Ltd.                                948,493
                   Services - 0.1%                           118,151      Telstra Corp. Ltd. Installment Receipts           303,419
                                                                                                                     --------------
                                                                                                                     --------------
                                                                                                                          1,251,912
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.0%         11,606      WorleyParsons Ltd.                                355,008
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.5%            54,918      Wesfarmers Ltd.                                 2,010,157
                                                              97,708      Woolworths Ltd.                                 2,589,569
                                                                                                                     --------------
                                                                                                                          4,599,726
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                       57,171      Futuris Corp. Ltd.                                 99,011
                                                              77,271      Goodman Fielder Ltd.                              127,112
                                                                                                                     --------------
                                                                                                                            226,123
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     6,373      Ansell Ltd.                                $       67,737
                   Supplies - 0.0%                             3,403      Cochlear Ltd.                                     170,117
                                                                                                                     --------------
                                                                                                                            237,854
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                    28,196      Sonic Healthcare Ltd.                             354,315
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%       22,855      Aristocrat Leisure Ltd.                           200,517
                                                              33,445      Crown Ltd.                                        320,937
                                                              41,261      Tabcorp Holdings Ltd.                             533,575
                                                              98,432      Tatts Group Ltd.                                  313,051
                                                                                                                     --------------
                                                                                                                          1,368,080
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                         32,348      Computershare Ltd.                                258,675
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%            92,805      CSR Ltd.                                          271,407
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                          147,356      AMP Ltd.                                        1,057,150
                                                              56,146      AXA Asia Pacific Holdings Ltd.                    282,215
                                                             139,797      Insurance Australia Group Ltd.                    467,604
                                                              73,537      QBE Insurance Group Ltd.                        1,492,636
                                                              72,864      Suncorp-Metway Ltd.                               857,020
                                                                                                                     --------------
                                                                                                                          4,156,625
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                              106,027      Fairfax Media Ltd.                                336,237
                                                              29,985      Macquarie Communications
                                                                          Infrastructure Group                              115,094
                                                                                                                     --------------
                                                                                                                            451,331
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.5%                     90,057      Alumina Ltd.                                      469,128
                                                             268,288      BHP Billiton Ltd.                               8,780,210
                                                              54,668      BlueScope Steel Ltd.                              493,117
                                                             103,496      Fortescue Metals Group Ltd. (a)                   615,749
                                                              41,121      Iluka Resources Ltd.                              174,750
                                                              35,503      Newcrest Mining Ltd.                            1,082,731
                                                              59,500      OneSteel Ltd.                                     347,470
                                                             107,429      Oxiana Ltd.                                       312,211
                                                              23,212      Rio Tinto Ltd.                                  2,598,651
                                                               7,927      Sims Group Ltd.                                   215,162
                                                              38,940      Zinifex Ltd.                                      355,161
                                                                                                                     --------------
                                                                                                                         15,444,340
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                     28,203      AGL Energy Ltd.                                   284,553
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                    44,194      Harvey Norman Holdings Ltd.                       157,921
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%         10,082      Caltex Australia Ltd.                             119,874
                                                              62,377      Origin Energy Ltd.                                522,179
                                                              33,583      Paladin Resources Ltd. (a)                        156,220
                                                              46,504      Santos Ltd.                                       616,251
                                                              38,869      Woodside Petroleum Ltd.                         1,935,973
                                                                                                                     --------------
                                                                                                                          3,350,497
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%              5,521      PaperlinX Ltd.                                     13,876
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             106,643      CFS Retail Property Trust                         211,491
                   (REITs) - 0.5%                            103,979      Commonwealth Property Office Fund                 126,385
                                                             189,645      DB RREEF Trust                                    292,039
                                                              98,798      Goodman Group                                     389,157
                                                              72,501      ING Industrial Fund                               141,131
                                                             106,454      Macquarie Office Trust                             88,532
                                                              80,528      Mirvac Group                                      295,850

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                             114,729      Stockland                                  $      732,908
                                                             142,661      Westfield Group                                 2,320,730
                                                                                                                     --------------
                                                                                                                          4,598,223
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  163,379      General Property Trust                            485,265
                   Development - 0.1%                         29,079      Lend Lease Corp., Ltd.                            352,123
                                                                                                                     --------------
                                                                                                                            837,388
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                         38,796      Asciano Group                                     141,823
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods            8,070      Billabong International Ltd.                       95,877
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%       35,493      Macquarie Airports Group                          104,772
                                                             211,459      Macquarie Infrastructure Group                    537,242
                                                              91,476      Transurban Group                                  543,400
                                                                                                                     --------------
                                                                                                                          1,185,414
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia               63,162,725
- ---------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%     Building Products - 0.0%                    5,804      Wienerberger AG                                   308,705
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                    16,354      Erste Bank der Oesterreichischen
                                                                          Sparkassen AG                                   1,059,869
                                                               3,943      Raiffeisen International Bank Holding AG          537,532
                                                                                                                     --------------
                                                                                                                          1,597,401
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               2,170      RHI AG (a)                                         87,360
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%                 950      Mayr-Melnhof Karton AG                             95,868
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              27,375      Telekom Austria AG                                565,730
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                   5,422      Verbund - Oesterreichische
                                                                          Elektrizitaetswirtschafts AG                      385,971
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        2,407      BetandWin.com Interactive
                                                                          Entertainment AG (a)                               79,155
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                            1,747      Vienna Insurance Group                            133,850
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                            3,293      Andritz AG                                        180,764
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                      9,015      Voestalpine AG                                    626,229
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%         12,461      OMV AG                                            823,507
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                   37,180      IMMOFINANZ Immobilien Anlagen AG                  402,669
                   Development - 0.1%                         28,336      Immoeast Immobilien Anlagen AG (a)                272,887
                                                              21,504      Meinl European Land Ltd. (a)                      244,776
                                                                                                                     --------------
                                                                                                                            920,332
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%          979      Flughafen Wien AG                                 117,976
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Austria                  5,922,848
- ---------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%     Beverages - 0.1%                           14,876      InBev NV                                        1,309,086
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                            4,867      Solvay SA                                         621,005
                                                              10,698      Umicore SA                                        556,679
                                                                                                                     --------------
                                                                                                                          1,177,684
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                    42,248      Dexia NV                                        1,203,922
                                                              12,952      KBC Bancassurance Holding                       1,679,603
                                                                                                                     --------------
                                                                                                                          2,883,525
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                           190      D'ieteren SA                                       67,567
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.5%     166,370      Fortis                                          4,192,017
                                                               6,347      Groupe Bruxelles Lambert SA                       774,474

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 624      KBC Ancora                                 $       64,192
                                                               1,267      Nationale A Portefeuille                           96,514
                                                                                                                     --------------
                                                                                                                          5,127,197
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              13,312      Belgacom SA                                       589,510
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                   865      Bekaert SA                                        125,870
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                        938      Barco NV                                           67,172
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%             1,112      Colruyt SA                                        286,159
                                                               7,988      Delhaize Group                                    628,537
                                                                                                                     --------------
                                                                                                                            914,696
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     1,363      Omega Pharma SA                                    63,178
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Technology - 0.0%               9,852      AGFA-Gevaert NV                                    76,992
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                               1,159      Compagnie Maritime Belge SA (CMB)                  77,985
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%          1,504      Euronav SA                                         57,129
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                      8,700      UCB SA                                            302,243
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                 186      Cofinimmo SA                                       40,212
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  2,394      Mobistar SA                                       216,946
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                 13,096,992
- ---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%     Energy Equipment & Services - 0.1%         22,848      SeaDrill Ltd.                                     612,439
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                              98,713      Pacific Basin Shipping Ltd.                       162,352
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 74,888      C C Land Holdings Ltd.                             71,783
                   Goods - 0.0%                               28,785      Yue Yuen Industrial Holdings Ltd.                  90,246
                                                                                                                     --------------
                                                                                                                            162,029
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Bermuda                    936,820
- ---------------------------------------------------------------------------------------------------------------------------------
Cayman Islands     Communications Equipment - 0.0%           140,298      Foxconn International Holdings Ltd. (a)           189,284
- - 0.1%             --------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                    32,013      Lifestyle International Holdings Ltd.              68,035
                                                               3,432      Parkson Retail Group Ltd.                          28,928
                                                                                                                     --------------
                                                                                                                             96,963
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%             32,000      Lee & Man Paper Manufacturing Ltd.                 51,232
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  182,117      Shui On Land Ltd.                                 170,589
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                   196,358      Belle International Holdings Ltd.                 203,608
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the
                                                                          Cayman Islands                                    711,676
- ---------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%     Beverages - 0.0%                            2,787      Carlsberg A/S                                     356,385
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                      293      Rockwool International A/S                         48,881
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.0%                            3,767      Novozymes A/S Class B                             352,503
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                    37,951      Danske Bank A/S                                 1,400,043
                                                               3,300      Jyske Bank (a)                                    221,472
                                                               4,047      Sydbank A/S                                       147,155
                                                                                                                     --------------
                                                                                                                          1,768,670
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           4,267      FLS Industries A/S Class B                        422,328
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.2%                15,059      Vestas Wind Systems A/S (a)                     1,645,095
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                        4,513      Danisco A/S                                $      329,632
                                                               1,335      East Asiatic Co., Ltd. A/S                        116,728
                                                                                                                     --------------
                                                                                                                            446,360
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     1,371      Coloplast A/S Class B                             125,246
                   Supplies - 0.0%                            15,800      GN Store Nord A/S                                  78,943
                                                               1,330      William Demant Holding (a)                        106,295
                                                                                                                     --------------
                                                                                                                            310,484
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                     746      Bang & Olufsen A/S Class B                         46,591
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                            1,551      Topdanmark A/S (a)                                261,050
                                                               1,491      TrygVesta A/S                                     131,000
                                                                                                                     --------------
                                                                                                                            392,050
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                            1,520      NKT Holding A/S                                   109,413
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.1%                                 105      AP Moller - Maersk A/S                          1,170,068
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -               1,679      D/S Torm A/S                                       49,765
                   0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.3%                      4,519      H Lundbeck A/S                                    112,894
                                                              38,227      Novo-Nordisk A/S B                              2,614,075
                                                                                                                     --------------
                                                                                                                          2,726,969
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                         16,597      Dsv A/S                                           362,798
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                 10,208,360
- ---------------------------------------------------------------------------------------------------------------------------------
Finland - 1.7%     Auto Components - 0.0%                      8,465      Nokian Renkaat Oyj                                360,833
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                    2,928      Asko Oyj                                           68,877
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.9%           299,953      Nokia Oyj                                       9,489,996
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%           9,716      YIT Oyj                                           275,645
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       4,085      OKO Bank                                           76,939
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              12,141      Elisa Corp.                                       303,233
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.2%                  35,245      Fortum Oyj (a)                                  1,436,153
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%             6,235      Kesko Oyj Class B                                 322,376
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                          2,695      TietoEnator Oyj                                    66,544
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                           34,001      Sampo Oyj                                         920,600
                   ----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.0%         5,954      Amer Sports Corp.                                 119,849
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                            1,911      Cargotec Corp. Class B                             93,799
                                                               3,855      KCI Konecranes Oyj                                148,501
                                                              10,884      Kone Oyj Class B                                  446,591
                                                              10,156      Metso Oyj                                         548,358
                                                               6,030      Wartsila Oyj                                      406,976
                                                                                                                     --------------
                                                                                                                          1,644,225
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                4,060      SanomaWSOY Oyj (Class B)                          112,555
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                     10,968      Outokumpu Oyj                                     498,868
                                                               6,546      Rautaruukki Oyj                                   315,927
                                                                                                                     --------------
                                                                                                                            814,795
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -              10,409      Neste Oil Oyj                                     363,833
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%             44,645      Stora Enso Oyj Class R                     $      515,235
                                                              41,554      UPM-Kymmene Oyj                                   738,041
                                                                                                                     --------------
                                                                                                                          1,253,276
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.0%                      4,698      Orion Oyj                                         101,761
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                 17,731,490
- ---------------------------------------------------------------------------------------------------------------------------------
France - 9.6%      Aerospace & Defense - 0.2%                 25,844      European Aeronautic Defense and
                                                                          Space Co.                                         612,429
                                                              13,512      Safran SA                                         276,678
                                                               7,784      Thales SA                                         503,973
                                                               3,281      Zodiac SA                                         160,939
                                                                                                                     --------------
                                                                                                                          1,554,019
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            10,014      Air France-KLM                                    282,044
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                     12,241      Compagnie Generale des Etablissements
                                                                          Michelin                                        1,277,806
                                                               6,460      Valeo SA                                          256,193
                                                                                                                     --------------
                                                                                                                          1,533,999
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.2%                         13,117      Peugeot SA                                      1,016,997
                                                              13,956      Renault SA                                      1,544,522
                                                                                                                     --------------
                                                                                                                          2,561,519
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                           14,101      Pernod-Ricard SA                                1,450,595
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.2%                   21,770      Cie de Saint-Gobain SA                          1,775,186
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.3%                           18,013      Air Liquide                                     2,746,271
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.1%                    60,841      BNP Paribas SA                                  6,136,833
                                                              49,481      Credit Agricole SA                              1,531,121
                                                              14,797      Natixis                                           238,047
                                                              35,144      Societe Generale SA                             3,441,106
                                                                                                                     --------------
                                                                                                                         11,347,107
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%       1,668      Societe BIC SA                                    102,859
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.1%           174,869      Alcatel SA                                        999,393
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%             999      Eiffage                                            97,154
                                                              31,158      Vinci SA                                        2,252,451
                                                                                                                     --------------
                                                                                                                          2,349,605
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%               2,195      Imerys SA                                         201,303
                                                              11,796      Lafarge SA                                      2,051,511
                                                                                                                     --------------
                                                                                                                          2,252,814
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%         740      Eurazeo                                            94,631
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             138,233      France Telecom SA                               4,648,431
                   Services - 0.5%                             1,474      Neuf Cegetel                                       82,076
                                                                                                                     --------------
                                                                                                                          4,730,507
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                   7,884      Electricite de France SA                          685,949
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.4%                 7,818      Alstom                                          1,694,902
                                                               3,062      Legrand Promesses                                  96,055
                                                              17,024      Schneider Electric SA                           2,202,818
                                                                                                                     --------------
                                                                                                                          3,993,775
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%          2,045      Compagnie Generale de Geophysique SA (a)          509,079
                                                               8,372      Technip SA                                        652,012
                                                                                                                     --------------
                                                                                                                          1,161,091
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.4%            45,746      Carrefour SA                               $    3,529,479
                                                               3,867      Casino Guichard Perrachon SA                      463,618
                                                                                                                     --------------
                                                                                                                          3,993,097
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                       33,187      Groupe Danone                                   2,967,607
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                       14,848      Gaz de France SA                                  896,398
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                    15,645      Cie Generale d'Optique Essilor
                   Supplies - 0.1%                                        International SA                                1,022,318
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.2%       16,563      Accor SA                                        1,209,650
                                                               7,576      Sodexho Alliance SA                               465,748
                                                                                                                     --------------
                                                                                                                          1,675,398
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                  22,157      Thomson                                           153,914
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                          5,492      Atos Origin SA (a)                                305,723
                                                              12,105      Cap Gemini SA                                     689,328
                                                                                                                     --------------
                                                                                                                            995,051
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%             1,356      Wendel                                            170,236
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                          120,352      AXA SA                                          4,368,249
                                                               3,533      CNP Assurances                                    435,510
                                                              11,777      Scor SE (a)                                       281,126
                                                                                                                     --------------
                                                                                                                          5,084,885
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                            3,846      Vallourec SA                                      933,675
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.5%                                5,607      JC Decaux SA                                      164,826
                                                              10,234      Lagardere S.C.A.                                  765,195
                                                               2,542      M6-Metropole Television SA                         56,586
                                                               8,955      PagesJaunes Groupe SA                             159,474
                                                              11,212      Publicis Groupe                                   428,365
                                                              11,261      Societe Television Francaise 1                    247,653
                                                              89,092      Vivendi SA                                      3,481,200
                                                                                                                     --------------
                                                                                                                          5,303,299
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.7%                     76,748      Suez SA                                         5,036,887
                                                              29,072      Veolia Environnement SA                         2,026,838
                                                                                                                     --------------
                                                                                                                          7,063,725
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     5,766      Pinault-Printemps-Redoute                         854,327
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                   2,619      Neopost SA                                        293,940
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.2%        162,582      Total SA                                       12,074,102
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.2%                   18,861      L'Oreal SA                                      2,395,256
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.6%                     77,040      Sanofi-Aventis                                  5,779,733
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                 554      Gecina SA                                          82,653
                   (REITs) - 0.2%                              1,182      ICADE                                             175,898
                                                               5,589      Klepierre                                         342,976
                                                               5,511      Unibail - Rodamco                               1,418,273
                                                                                                                     --------------
                                                                                                                          2,019,800
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             54,327      STMicroelectronics NV                             578,084
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.0%                             4,661      Dassault Systemes SA                              270,649
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                  2,203      Christian Dior SA                                 243,843
                   Goods - 0.3%                                5,547      Hermes International                              692,707
                                                              18,442      LVMH Moet Hennessy Louis Vuitton SA             2,052,637
                                                                                                                     --------------
                                                                                                                          2,989,187
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%        2,398      Aeroports de Paris                         $      273,112
                                                               1,250      Societe Des Autoroutes Paris-Rhin-Rhone           151,166
                                                                                                                     --------------
                                                                                                                            424,278
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                 18,380      Bouygues                                        1,167,666
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                  98,727,989
- ---------------------------------------------------------------------------------------------------------------------------------
Germany - 8.4%     Air Freight & Logistics - 0.2%             61,667      Deutsche Post AG                                1,883,861
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                            21,078      Deutsche Lufthansa AG                             570,035
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                     13,141      Continental AG                                  1,340,012
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.1%                         14,483      Bayerische Motoren Werke AG                       800,051
                                                              70,930      DaimlerChrysler AG                              6,063,781
                                                               7,432      Porsche Automobil Holding SE
                                                                          (Preference Shares)                             1,358,483
                                                              11,991      Volkswagen AG                                   3,476,464
                                                                                                                     --------------
                                                                                                                         11,698,779
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.4%                     38,551      Deutsche Bank AG Registered Shares              4,363,851
                                                               3,108      MLP AG                                             44,259
                                                                                                                     --------------
                                                                                                                          4,408,110
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 1.2%                            5,179      Altana AG                                         109,236
                                                              37,513      BASF SE                                         5,052,389
                                                              54,659      Bayer AG                                        4,380,245
                                                               2,951      K+S AG                                            965,839
                                                               9,553      Linde AG                                        1,349,676
                                                                 394      Wacker Chemie AG                                   80,727
                                                                                                                     --------------
                                                                                                                         11,938,112
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                    50,785      Commerzbank AG                                  1,587,507
                                                               7,089      Deutsche Postbank AG                              676,768
                                                              13,989      Hypo Real Estate Holding AG                       363,523
                                                                                                                     --------------
                                                                                                                          2,627,798
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%              1,580      Wincor Nixdorf AG                                 126,468
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           3,103      Bilfinger Berger AG                               267,283
                                                               3,582      Hochtief AG                                       327,996
                                                                                                                     --------------
                                                                                                                            595,279
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%                 643      HeidelbergCement AG                               110,721
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.2%      15,507      Deutsche Boerse AG                              2,497,875
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             213,723      Deutsche Telekom AG                             3,559,744
                   Services - 0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.9%                  46,932      E.ON AG                                         8,688,285
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                 3,759      Q-Cells AG (a)                                    373,045
                                                               6,577      Solarworld AG                                     313,270
                                                                                                                     --------------
                                                                                                                            686,315
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%            12,838      Metro AG                                        1,037,320
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                          122      Suedzucker AG                                       2,706
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     2,397      Fresenius AG (Preference Shares)                  199,621
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                     5,644      Celesio AG                                        279,433
                   Services - 0.1%                            15,391      Fresenius Medical Care AG                         773,912
                                                                                                                     --------------
                                                                                                                          1,053,345
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%       16,956      TUI AG                                     $      435,003
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.0%                   6,867      Henkel KGaA                                       291,415
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.7%             3,381      Rheinmetall AG                                    238,599
                                                              65,475      Siemens AG                                      7,096,286
                                                                                                                     --------------
                                                                                                                          7,334,885
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                           33,861      Allianz AG Registered Shares                    6,707,943
                                                              15,799      Muenchener Rueckversicherungs AG
                                                                          Registered Shares                               3,089,910
                                                                                                                     --------------
                                                                                                                          9,797,853
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools & Services - 0.0%       9,649      Qiagen NV (a)                                     199,558
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                            3,481      Heidelberger Druckmaschinen AG                     93,481
                                                               9,542      MAN AG                                          1,267,526
                                                              12,702      MG Technologies AG                                427,137
                                                                                                                     --------------
                                                                                                                          1,788,144
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                5,007      Premiere AG (a)                                   108,059
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.2%                      3,228      Salzgitter AG                                     561,553
                                                              29,388      ThyssenKrupp AG                                 1,681,409
                                                                                                                     --------------
                                                                                                                          2,242,962
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.4%                     34,050      RWE AG                                          4,185,493
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                     2,778      KarstadtQuelle AG (a)                              55,568
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                    6,815      Beiersdorf AG                                     573,359
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                      5,067      Merck KGaA                                        624,525
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    8,435      IVG Immobilien AG                                 235,974
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             67,051      Infineon Technologies AG (a)                      471,064
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.3%                            66,933      SAP AG                                          3,326,520
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                     2,368      Douglas Holding AG                                128,866
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 16,455      Adidas-Salomon AG                               1,093,952
                   Goods - 0.1%                                  573      Puma AG Rudolf Dassler Sport                      220,675
                                                                                                                     --------------
                                                                                                                          1,314,627
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%          992      Fraport AG                                         71,603
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                 86,209,864
- ---------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%      Beverages - 0.1%                           11,826      Coca-Cola Hellenic Bottling Co. SA                550,776
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                    32,948      Alpha Bank AE                                   1,092,354
                                                              26,236      EFG Eurobank Ergasias SA                          796,926
                                                              31,629      National Bank of Greece SA                      1,668,810
                                                              26,167      Piraeus Bank SA                                   804,744
                                                                                                                     --------------
                                                                                                                          4,362,834
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%           3,355      Hellenic Technodomiki Tev SA                       40,997
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               3,439      Titan Cement Co. SA                               146,158
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       4,343      Hellenic Exchanges SA                             103,122
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              23,011      Hellenic Telecommunications
                   Services - 0.1%                                        Organization SA                                   653,191
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                   9,295      Public Power Corp.                                406,485
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%       17,514      OPAP SA                                    $      624,345
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                      4,010      Viohalco, Hellenic Copper and
                                                                          Aluminum Industry SA                               41,530
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%          4,739      Hellenic Petroleum SA                              62,398
                                                               3,114      Motor Oil Hellas Corinth Refineries SA             65,681
                                                                                                                     --------------
                                                                                                                            128,079
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                  2,157      Folli - Follie SA Registered Shares                72,126
                   Goods - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Greece                   7,129,643
- ---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%   Airlines - 0.0%                           104,263      Cathay Pacific Airways Ltd.                       204,972
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                   286,900      BOC Hong Kong Holdings Ltd.                       690,832
                                                             109,739      Bank of East Asia Ltd.                            549,213
                                                              60,953      Hang Seng Bank Ltd.                             1,103,516
                                                               9,500      Wing Hang Bank Ltd.                               144,405
                                                                                                                     --------------
                                                                                                                          2,487,966
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.1%                       181,990      Li & Fung Ltd.                                    674,630
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.2%      88,348      Hong Kong Exchanges and Clearing Ltd.           1,516,616
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             226,195      PCCW Ltd.                                         142,414
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.2%                 102,187      CLP Holdings Ltd.                                 840,983
                                                              19,500      Cheung Kong Infrastructure Holdings Ltd.           78,299
                                                             108,000      HongKong Electric Holdings Ltd.                   682,056
                                                                                                                     --------------
                                                                                                                          1,601,338
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                     38,147      Kingboard Chemical Holdings Ltd.                  135,038
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                       94,000      Tingyi (Cayman Islands) Holding Corp.             123,197
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                      300,264      The Hong Kong & China Gas Ltd.                    902,800
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%       84,990      Shangri-La Asia Ltd.                              229,329
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.2%           168,176      Hutchison Whampoa Ltd.                          1,591,510
                                                              52,954      Melco International Development Ltd.               73,620
                                                              18,000      NWS Holdings Ltd.                                  61,059
                                                                                                                     --------------
                                                                                                                          1,726,189
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services -             70,273      Tencent Holdings Ltd.                             400,456
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                              11,057      Orient Overseas International Ltd.                 64,714
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                               12,000      Television Broadcasts Ltd.                         64,297
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                    181,642      Fosun International (a)                           122,532
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             169,414      The Link REIT                                     375,718
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  122,835      Cheung Kong Holdings Ltd.                       1,744,042
                   Development - 0.7%                         20,000      Chinese Estates Holdings Ltd.                      30,992
                                                              27,000      Hang Lung Group Ltd.                              127,495
                                                             172,000      Hang Lung Properties Ltd.                         608,867
                                                              83,491      Henderson Land Development Co., Ltd.              593,249
                                                              48,791      Hysan Development Co., Ltd.                       136,669
                                                              50,500      Kerry Properties Ltd.                             304,324
                                                             196,484      New World Development Ltd.                        476,147

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              60,000      Shun Tak Holdings Ltd.                     $       79,407
                                                             108,421      Sino Land Co.                                     234,043
                                                             113,324      Sun Hung Kai Properties Ltd.                    1,767,718
                                                              64,577      Swire Pacific Ltd. Class A                        728,526
                                                             107,870      Wharf Holdings Ltd.                               507,981
                                                              30,000      Wheelock and Company, Ltd.                         84,033
                                                                                                                     --------------
                                                                                                                          7,423,493
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                        109,000      MTR Corp.                                         373,947
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             12,504      ASM Pacific Technology Ltd.                        90,213
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                    82,800      Esprit Holdings Ltd.                              993,687
                                                             214,394      Giordano International Ltd.                        86,500
                                                                                                                     --------------
                                                                                                                          1,080,187
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%        3,200      Hong Kong Aircraft Engineering
                                                                          Company Ltd.                                       52,794
                                                              34,349      Hopewell Holdings Ltd.                            130,420
                                                                                                                     --------------
                                                                                                                            183,214
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                158,647      Hutchison Telecommunications International        226,270
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong               20,149,530
- ---------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%     Airlines - 0.0%                            35,968      Ryanair Holdings Plc (a)                          156,215
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                    8,124      Kingspan Group Plc                                108,378
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                    68,180      Allied Irish Banks Plc                          1,453,135
                                                              33,261      Anglo Irish Bank Corp. Plc                        446,344
                                                              78,475      Bank of Ireland                                 1,165,526
                                                                                                                     --------------
                                                                                                                          3,065,005
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%              44,980      CRH Plc                                         1,709,980
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%               6,205      Smurfit Kappa Plc (a)                              74,647
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                       15,696      Greencore Group Plc                                92,678
                                                               4,806      Iaws Group Plc                                    112,295
                                                               8,536      Kerry Group Plc                                   267,504
                                                                                                                     --------------
                                                                                                                            472,477
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        2,217      Paddy Power Plc                                    81,972
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%             2,755      DCC Plc                                            65,025
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                           23,239      Irish Life & Permanent Plc                        454,206
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                     35,857      Elan Corp. Plc (a)                                735,357
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                  6,923,262
- ---------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%       Aerospace & Defense - 0.1%                 23,404      Finmeccanica SpA                                  795,886
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.1%                         60,439      Fiat SpA                                        1,396,735
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                     42,973      Mediobanca SpA                                    881,292
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.2%                    19,272      Banca Carige SpA                                   75,852
                                                             577,755      Banca Intesa SpA                                4,072,680
                                                              66,083      Banca Intesa SpA (RNC)                            435,052
                                                              87,669      Banca Monte dei Paschi di Siena SpA               387,958
                                                              34,672      Banca Popolare di Milano Scrl                     380,707
                                                              53,032      Banco Popolare SPA                                878,522
                                                             696,377      Unicredit SpA                                   4,658,198
                                                              47,900      Unione Di Banche Italiane SPCA                  1,227,201
                                                                                                                     --------------
                                                                                                                         12,116,170
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               6,190      Italcementi SpA                            $      125,196
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       7,015      IFIL-Investments SpA                               56,593
                                                               2,459      Instituto Finanziario Industriale SpA
                                                                          (Preference Shares) (a)                            67,651
                                                                                                                     --------------
                                                                                                                            124,244
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             840,851      Telecom Italia SpA                              1,758,936
                   Services - 0.2%                           445,861      Telecom Italia SpA (RNC)                          738,397
                                                                                                                     --------------
                                                                                                                          2,497,333
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%                 334,538      Enel SpA                                        3,549,195
                                                              91,766      Terna SpA                                         391,600
                                                                                                                     --------------
                                                                                                                          3,940,795
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                10,861      Prysmian SpA                                      231,809
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.0%         11,197      Saipem SpA                                        452,717
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                      118,501      Parmalat SpA                                      455,550
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                       78,863      Snam Rete Gas SpA                                 501,508
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        8,807      Autogrill SpA                                     131,436
                                                               6,535      Lottomatica SpA                                   203,382
                                                                                                                     --------------
                                                                                                                            334,818
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%           266,815      Pirelli & C SpA                                   233,449
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                           34,141      Alleanza Assicurazioni SpA                        446,025
                                                              80,720      Assicurazioni Generali SpA                      3,629,412
                                                               6,498      Fondiaria-Sai SpA                                 269,190
                                                              31,013      Mediolanum SpA                                    189,972
                                                               4,228      Unipol SpA                                         13,136
                                                              48,296      Unipol SpA (Preference Shares)                    138,694
                                                                                                                     --------------
                                                                                                                          4,686,429
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                               10,003      Arnoldo Mondadori Editore SpA                      84,489
                                                              60,733      Mediaset SpA                                      561,872
                                                             148,209      Seat Pagine Gialle SpA                             25,645
                                                                                                                     --------------
                                                                                                                            672,006
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                     49,942      A2A SpA                                           183,554
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.7%        197,753      Eni SpA                                         6,743,602
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 12,838      Bulgari SpA                                       148,362
                   Goods - 0.0%                               11,204      Luxottica Group SpA                               282,289
                                                                                                                     --------------
                                                                                                                            430,651
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%       19,679      Autostrade SpA                                    594,959
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                   37,398,703
- ---------------------------------------------------------------------------------------------------------------------------------
Japan - 19.3%      Air Freight & Logistics - 0.1%             33,000      Yamato Transport Co., Ltd.                        483,347
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            32,000      All Nippon Airways Co., Ltd.                      140,931
                                                              91,000      Japan Airlines Corp.                              236,447
                                                                                                                     --------------
                                                                                                                            377,378
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.4%                     16,000      Aisin Seiki Co., Ltd.                             597,111
                                                              44,400      Bridgestone Corp.                                 755,887
                                                              38,000      Denso Corp.                                     1,227,528
                                                              14,000      NGK Spark Plug Co., Ltd.                          182,022
                                                               9,000      NHK Spring Co., Ltd.                               63,744
                                                              10,600      NOK Corp.                                         216,934

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              11,100      Stanley Electric Co., Ltd.                 $      270,596
                                                              20,200      Sumitomo Rubber Industries, Ltd.                  154,823
                                                               2,000      Tokai Rika Co., Ltd.                               52,267
                                                               5,300      Toyoda Gosei Co., Ltd.                            199,388
                                                               3,800      Toyota Boshoku Corp.                              113,794
                                                              13,800      Toyota Industries Corp.                           490,088
                                                                                                                     --------------
                                                                                                                          4,324,182
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.7%                          6,000      Daihatsu Motor Co., Ltd.                           72,051
                                                              26,000      Fuji Heavy Industries Ltd.                        108,768
                                                             125,300      Honda Motor Co., Ltd.                           3,576,229
                                                              57,000      Isuzu Motors Ltd.                                 284,771
                                                              23,000      Mazda Motor Corp.                                  81,451
                                                             112,000      Mitsubishi Motors Corp. (a)                       184,270
                                                             176,500      Nissan Motor Co., Ltd.                          1,459,029
                                                              13,900      Suzuki Motor Corp.                                350,707
                                                             213,000      Toyota Motor Corp.                             10,620,084
                                                              16,600      Yamaha Motor Co., Ltd.                            305,421
                                                                                                                     --------------
                                                                                                                         17,042,781
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.2%                           29,200      Asahi Breweries Ltd.                              601,986
                                                               3,300      Coca-Cola West Holdings Co., Ltd.                  79,454
                                                               5,800      Ito En, Ltd.                                      102,640
                                                              62,000      Kirin Holdings Co., Ltd.                        1,172,452
                                                              23,000      Sapporo Holdings Ltd.                             188,052
                                                              17,000      Takara Holdings, Inc.                             116,824
                                                                                                                     --------------
                                                                                                                          2,261,408
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.3%                   74,100      Asahi Glass Co., Ltd.                             816,973
                                                               2,000      Central Glass Co., Ltd.                             7,805
                                                              22,500      Daikin Industries Ltd.                            968,349
                                                              18,000      JS Group Corp.                                    270,325
                                                              47,000      Nippon Sheet Glass Co., Ltd.                      207,935
                                                              21,000      Sanwa Holdings Corp.                               91,222
                                                              22,000      Toto Ltd.                                         208,126
                                                                                                                     --------------
                                                                                                                          2,570,735
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.3%                    105,000      Daiwa Securities Group, Inc.                      910,112
                                                                 900      Jafco Co., Ltd.                                    29,976
                                                               9,600      Matsui Securities Co., Ltd.                        54,318
                                                             135,400      Nomura Holdings, Inc.                           2,023,937
                                                                 168      SBI E*trade Securities Co., Ltd.                  146,124
                                                                 890      SBI Holdings, Inc.                                214,107
                                                              40,300      Shinko Securities Co., Ltd.                       117,245
                                                                                                                     --------------
                                                                                                                          3,495,819
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.8%                           95,000      Asahi Kasei Corp.                                 495,586
                                                              30,000      DIC Corp.                                          93,299
                                                              11,000      Daicel Chemical Industries Ltd.                    56,501
                                                              25,000      Denki Kagaku Kogyo Kabushiki Kaisha                78,752
                                                               8,700      Hitachi Chemical Co., Ltd.                        163,561
                                                              15,900      JSR Corp.                                         359,696
                                                              15,000      Kaneka Corp.                                       93,750
                                                              14,000      Kansai Paint Co., Ltd.                             91,011
                                                              32,500      Kuraray Co., Ltd.                                 387,339

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              93,000      Mitsubishi Chemical Holdings Corp.         $      614,837
                                                              23,000      Mitsubishi Gas Chemical Co., Inc.                 163,594
                                                              47,000      Mitsubishi Rayon Co., Ltd.                        150,411
                                                              51,000      Mitsui Chemicals, Inc.                            337,681
                                                              15,000      Nippon Kayaku Co., Ltd.                            91,041
                                                              14,000      Nippon Sanso Corp.                                112,079
                                                               2,000      Nippon Shokubai Co., Ltd.                          13,262
                                                              16,000      Nissan Chemical Industries Ltd.                   168,539
                                                              13,010      Nitto Denko Corp.                                 549,479
                                                              33,000      Shin-Etsu Chemical Co., Ltd.                    1,704,956
                                                             104,000      Showa Denko KK                                    350,562
                                                             124,000      Sumitomo Chemical Co., Ltd.                       793,660
                                                              85,000      Teijin Ltd.                                       358,146
                                                              20,000      Tokuyama Corp.                                    145,064
                                                              95,700      Toray Industries, Inc.                            621,167
                                                              49,000      Tosoh Corp.                                       168,610
                                                              89,000      Ube Industries Ltd.                               288,393
                                                              14,000      Zeon Corp.                                         62,640
                                                                                                                     --------------
                                                                                                                          8,513,616
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.7%                    17,000      The 77 Bank Ltd.                                   95,165
                                                              11,000      Aozora Bank Ltd.                                   32,664
                                                              23,000      The Bank of Kyoto Ltd.                            279,655
                                                              97,000      The Bank of Yokohama Ltd.                         658,798
                                                              60,000      The Chiba Bank Ltd.                               407,504
                                                              55,000      Chuo Mitsui Trust Holdings, Inc.                  332,715
                                                              67,000      Fukuoka Financial Group, Inc.                     348,846
                                                              20,000      The Gunma Bank Ltd.                               143,058
                                                              23,000      The Hachijuni Bank Ltd.                           146,057
                                                              26,000      The Hiroshima Bank Ltd.                           125,461
                                                              80,100      Hokuhoku Financial Group, Inc.                    241,071
                                                              39,000      The Joyo Bank Ltd.                                197,191
                                                             674,806      Mitsubishi UFJ Financial Group, Inc.            5,821,962
                                                                 714      Mizuho Financial Group, Inc.                    2,614,466
                                                              36,000      The Nishi-Nippon City Bank Ltd.                    94,623
                                                                 433      Resona Holdings, Inc.                             721,087
                                                                  15      Sapporo Hokuyo Holdings, Inc.                     104,585
                                                              87,000      Shinsei Bank Ltd.                                 287,149
                                                              49,000      The Shizuoka Bank Ltd.                            578,581
                                                                 526      Sumitomo Mitsui Financial Group, Inc.           3,461,637
                                                              99,000      The Sumitomo Trust & Banking Co., Ltd.            681,320
                                                              11,000      Suruga Bank Ltd.                                  138,714
                                                              35,000      The Yasuda Trust & Banking Co., Ltd.               50,211
                                                                                                                     --------------
                                                                                                                         17,562,520
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.2%      51,000      Dai Nippon Printing Co., Ltd.                     811,457
                                                                  78      The Goodwill Group, Inc.                           10,126
                                                               4,200      Kokuyo Co., Ltd.                                   36,025
                                                               3,400      Meitec Corp.                                      103,010
                                                              16,500      Secom Co., Ltd.                                   801,164
                                                              45,000      Toppan Printing Co., Ltd.                         521,870
                                                                                                                     --------------
                                                                                                                          2,283,652
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.4%            143,000      Fujitsu Ltd.                               $      935,353
                                                               8,400      Mitsumi Electric Co., Ltd.                        265,449
                                                             160,000      NEC Corp.                                         609,952
                                                              10,300      Seiko Epson Corp.                                 277,443
                                                             252,000      Toshiba Corp.                                   1,683,708
                                                                                                                     --------------
                                                                                                                          3,771,905
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%           7,457      COMSYS Holdings Corp.                              64,635
                                                              11,000      Chiyoda Corp.                                      99,870
                                                              17,000      JGC Corp.                                         259,571
                                                              76,800      Kajima Corp.                                      217,271
                                                               7,000      Kinden Corp.                                       67,346
                                                              35,000      Nishimatsu Construction Co., Ltd.                  75,140
                                                              50,000      Obayashi Corp.                                    209,671
                                                              12,000      Okumura Corp.                                      61,156
                                                              48,000      Shimizu Corp.                                     220,546
                                                              93,000      Taisei Corp.                                      236,978
                                                               3,000      Toda Corp.                                         12,339
                                                                                                                     --------------
                                                                                                                          1,524,523
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%              42,000      Sumitomo Osaka Cement Co., Ltd.                    97,331
                                                              73,000      Taiheiyo Cement Corp.                             175,762
                                                                                                                     --------------
                                                                                                                            273,093
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.2%                     5,260      Acom Co., Ltd.                                    139,574
                                                               9,400      Aeon Credit Service Co., Ltd.                     125,610
                                                               6,550      Aiful Corp.                                       105,202
                                                              14,600      Credit Saison Co., Ltd.                           407,183
                                                               7,190      ORIX Corp.                                        980,979
                                                               5,900      Promise Co., Ltd.                                 169,578
                                                               8,870      Takefuji Corp.                                    187,758
                                                                                                                     --------------
                                                                                                                          2,115,884
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%               9,200      Toyo Seikan Kaisha Ltd.                           174,715
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                         4,700      Canon Marketing Japan Inc.                         88,644
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer Services - 0.0%        4,000      Benesse Corp.                                     188,604
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       1,870      Diamond Lease Co., Ltd.                            65,097
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication                 393      Nippon Telegraph & Telephone Corp.              1,695,325
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.8%                  52,000      Chubu Electric Power Co., Inc.                  1,298,957
                                                              11,300      Chugoku Electric Power Co                         251,665
                                                              11,900      Hokkaido Electric Power Co., Inc.                 276,369
                                                               3,900      Hokuriku Electric Power                            91,944
                                                              60,000      The Kansai Electric Power Co., Inc.             1,492,777
                                                              29,500      Kyushu Electric Power Co., Inc.                   720,631
                                                               7,600      Shikoku Electric Power Co., Inc.                  226,063
                                                              34,600      Tohoku Electric Power Co., Inc.                   845,215
                                                              98,700      The Tokyo Electric Power Co., Inc.              2,638,799
                                                                                                                     --------------
                                                                                                                          7,842,420
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%                27,800      Fuji Electric Holdings Co., Ltd.                  112,951
                                                              37,000      Fujikura Ltd.                                     167,035
                                                              38,000      Furukawa Electric Co., Ltd.                       122,753

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              22,873      Matsushita Electric Works Ltd.             $      235,201
                                                             151,000      Mitsubishi Electric Corp.                       1,305,799
                                                              58,900      Sumitomo Electric Industries Ltd.                 745,704
                                                               5,800      Ushio, Inc.                                       108,925
                                                                                                                     --------------
                                                                                                                          2,798,368
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                     17,700      Alps Electric Co., Ltd.                           174,194
                   Instruments - 0.9%                         32,400      Citizens Holding Co., Ltd.                        274,009
                                                              38,200      Fuji Photo Film Co., Ltd.                       1,352,789
                                                               1,900      Hirose Electric Co., Ltd.                         213,293
                                                             263,000      Hitachi Ltd.                                    1,559,320
                                                              32,500      Hoya Corp.                                        762,941
                                                              10,100      Ibiden Co., Ltd.                                  397,191
                                                               2,800      Keyence Corp.                                     643,820
                                                              12,800      Kyocera Corp.                                   1,074,799
                                                               1,000      Mabuchi Motor Co., Ltd.                            48,254
                                                              16,800      Murata Manufacturing Co., Ltd.                    834,270
                                                               8,500      Nidec Corp.                                       522,723
                                                              28,500      Nippon Electric Glass Co.                         440,595
                                                              51,000      Oki Electric Industry Co., Ltd.                    98,234
                                                              13,700      Omron Corp.                                       281,064
                                                              10,300      TDK Corp.                                         608,618
                                                              12,000      Taiyo Yuden Co., Ltd.                             117,014
                                                              14,000      Yaskawa Electric Corp.                            133,006
                                                              11,300      Yokogawa Electric Corp.                           113,136
                                                                                                                     --------------
                                                                                                                          9,649,270
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%            48,500      Aeon Co., Ltd.                                    578,030
                                                                 200      Circle K Sunkus Co., Ltd.                           3,397
                                                               3,400      FamilyMart Co., Ltd.                              121,770
                                                               6,500      Lawson, Inc.                                      287,570
                                                               2,798      Matsumotokiyoshi Holdings Co., Ltd.                60,771
                                                              64,100      Seven & I Holdings Co., Ltd.                    1,607,644
                                                               7,000      UNY Co., Ltd.                                      66,994
                                                                                                                     --------------
                                                                                                                          2,726,176
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                       53,000      Ajinomoto Co., Inc.                               537,018
                                                                 100      House Foods Corp.                                   1,488
                                                              17,000      Kikkoman Corp.                                    208,919
                                                              31,000      Meiji Dairies Corp.                               186,597
                                                              22,000      Nichirei Corp.                                    105,718
                                                              15,000      Nippon Meat Packers, Inc.                         221,509
                                                              10,500      Nisshin Seifun Group, Inc.                        112,079
                                                               7,500      Nissin Food Products Co., Ltd.                    252,809
                                                              10,200      QP Corp.                                          105,295
                                                               9,000      Toyo Suisan Kaisha, Ltd.                          135,433
                                                               6,200      Yakult Honsha Co., Ltd.                           192,195
                                                               6,000      Yamazaki Baking Co., Ltd.                          56,822
                                                                                                                     --------------
                                                                                                                          2,115,882
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                      159,000      Osaka Gas Co., Ltd.                               634,852
                                                             188,000      Tokyo Gas Co., Ltd.                               760,072
                                                                                                                     --------------
                                                                                                                          1,394,924
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                    21,000      Olympus Corp.                              $      636,236
                   Supplies - 0.1%                            13,300      Terumo Corp.                                      693,820
                                                                                                                     --------------
                                                                                                                          1,330,056
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                     1,500      Alfresa Holdings Corp.                            117,827
                   Services - 0.0%                             8,500      Mediceo Paltac Holdings Co., Ltd.                 154,003
                                                               3,500      Suzuken Co., Ltd.                                 143,961
                                                                                                                     --------------
                                                                                                                            415,791
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        2,600      Oriental Land Co., Ltd.                           152,588
                                                                  36      ROUND ONE Corp.                                    37,560
                                                                                                                     --------------
                                                                                                                            190,148
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 1.0%                  19,000      Casio Computer Co., Ltd.                          278,100
                                                               6,500      Daito Trust Construction Co., Ltd.                335,173
                                                              41,000      Daiwa House Industry Co., Ltd.                    405,969
                                                              72,000      HASEKO Corp.                                      106,180
                                                              10,100      Makita Corp.                                      317,145
                                                             153,000      Matsushita Electric Industrial Co., Ltd.        3,315,409
                                                              12,000      Pioneer Corp.                                     119,181
                                                             144,000      Sanyo Electric Co., Ltd. (a)                      303,371
                                                              26,000      Sekisui Chemical Co., Ltd.                        157,283
                                                              40,000      Sekisui House Ltd.                                369,984
                                                              82,000      Sharp Corp.                                     1,393,539
                                                              80,500      Sony Corp.                                      3,206,110
                                                                                                                     --------------
                                                                                                                         10,307,444
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                  39,000      Kao Corp.                                       1,105,287
                                                               3,400      Uni-Charm Corp.                                   248,656
                                                                                                                     --------------
                                                                                                                          1,353,943
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                          6,200      CSK Holdings Corp.                                143,058
                                                                 700      Itochu Techno-Science Corp.                        21,138
                                                                 101      NTT Data Corp.                                    441,774
                                                              10,600      Nomura Research Institute Ltd.                    277,016
                                                                 430      Obic Co., Ltd.                                     76,268
                                                                 600      Otsuka Shokai Co., Ltd.                            50,622
                                                               3,800      TIS, Inc.                                          77,006
                                                                                                                     --------------
                                                                                                                          1,086,882
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers & Energy       10,600      Electric Power Development Co.                    381,762
                   Traders - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%            81,000      Hankyu Hanshin Holdings, Inc.                     350,231
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                           14,000      Aioi Insurance Co., Ltd.                           77,388
                                                              59,300      Millea Holdings, Inc.                           2,189,246
                                                              95,000      Mitsui Sumitomo Insurance Co., Ltd.               959,721
                                                              26,000      Nipponkoa Insurance Co., Ltd.                     198,234
                                                              66,800      Sompo Japan Insurance, Inc.                       589,727
                                                                  70      Sony Financial Holdings, Inc.                     283,006
                                                              15,900      T&D Holdings, Inc.                                832,644
                                                                                                                     --------------
                                                                                                                          5,129,966
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%              520      Rakuten, Inc.                                     311,437
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.1%            22      Access Co., Ltd. (a)                               77,909
                                                                 119      eAccess Ltd.                                       73,301
                                                               1,189      Yahoo! Japan Corp.                                617,879
                                                                                                                     --------------
                                                                                                                            769,089
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.2%        16,700      Namco Bandai Holdings, Inc.                $      226,174
                                                              27,000      Nikon Corp.                                       719,151
                                                               5,200      Sankyo Co., Ltd. (Gunma)                          308,828
                                                              19,432      Sega Sammy Holdings, Inc.                         205,666
                                                               5,600      Shimano, Inc.                                     257,303
                                                              12,000      Yamaha Corp.                                      229,454
                                                                                                                     --------------
                                                                                                                          1,946,576
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 1.0%                           20,000      Amada Co., Ltd.                                   151,284
                                                               6,500      Daifuku Co., Ltd.                                  83,141
                                                              49,000      Ebara Corp.                                       149,438
                                                              15,000      Fanuc Ltd.                                      1,426,565
                                                               2,800      GLORY Ltd.                                         59,551
                                                              22,000      Hino Motors Ltd.                                  145,225
                                                               6,600      Hitachi Construction Machinery Co., Ltd.          165,199
                                                              98,000      IHI Corp.                                         189,747
                                                              11,600      JTEKT Corp.                                       189,222
                                                              29,000      The Japan Steel Works, Ltd.                       494,292
                                                             112,000      Kawasaki Heavy Industries Ltd.                    249,438
                                                              73,500      Komatsu Ltd.                                    2,038,799
                                                              91,000      Kubota Corp.                                      565,098
                                                              10,800      Kurita Water Industries Ltd.                      397,632
                                                              29,000      Minebea Co., Ltd.                                 168,740
                                                             268,200      Mitsubishi Heavy Industries Ltd.                1,146,200
                                                              61,000      Mitsui Engineering &
                                                                          Shipbuilding Co., Ltd.                            163,393
                                                              21,000      NGK Insulators Ltd.                               371,629
                                                              35,000      NSK Ltd.                                          265,098
                                                              23,000      NTN Corp.                                         156,902
                                                              16,000      OKUMA Corp.                                       171,429
                                                                 800      OSG Corp.                                           9,262
                                                               4,500      SMC Corp.                                         474,468
                                                              46,000      Sumitomo Heavy Industries Ltd.                    297,191
                                                               9,000      THK Co., Ltd.                                     155,026
                                                                                                                     --------------
                                                                                                                          9,683,969
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.2%                              45,000      Kawasaki Kisen Kaisha Ltd.                        437,450
                                                              91,000      Mitsui OSK Lines Ltd.                           1,100,070
                                                              87,000      Nippon Yusen Kabushiki Kaisha                     816,934
                                                                                                                     --------------
                                                                                                                          2,354,454
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                  600      Asatsu-DK, Inc.                                    21,368
                                                                 125      Dentsu, Inc.                                      284,661
                                                                  54      Fuji Television Network, Inc.                      79,635
                                                                 800      Hakuhodo DY Holdings, Inc.                         47,592
                                                                 133      Jupiter Telecommunications Co., Ltd. (a)          124,354
                                                               6,000      Toho Co., Ltd.                                    140,851
                                                               3,500      Tokyo Broadcasting System, Inc.                    83,567
                                                                                                                     --------------
                                                                                                                            782,028
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.8%                     24,000      DAIDO STEEL CO., LTD.                             123,997
                                                              16,000      Dowa Mining Co., Ltd.                              94,864
                                                               7,000      Hitachi Metals Ltd.                               103,090
                                                              46,300      JFE Holdings, Inc.                              2,053,030
                                                             209,000      Kobe Steel Ltd.                                   595,465

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              91,000      Mitsubishi Materials Corp.                 $      395,295
                                                              63,000      Mitsui Mining & Smelting Co., Ltd.                197,191
                                                              59,800      Nippon Light Metal Co., Ltd.                       89,988
                                                             471,000      Nippon Steel Corp.                              2,386,186
                                                              49,000      Nisshin Steel Co., Ltd.                           169,593
                                                               1,500      Osaka Titanium Technologies Co.                    92,847
                                                             319,000      Sumitomo Metal Industries Ltd.                  1,209,691
                                                              46,000      Sumitomo Metal Mining Co., Ltd.                   856,039
                                                                 700      Toho Titanium Co., Ltd.                            17,978
                                                               7,000      Tokyo Steel Manufacturing Co., Ltd.                94,944
                                                               3,500      Yamato Kogyo Co., Ltd.                            141,152
                                                                                                                     --------------
                                                                                                                          8,621,350
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     6,000      H20 Retailing Corp.                                40,209
                                                              20,000      Isetan Co., Ltd.                                  232,344
                                                              24,600      J Front Retailing Co., Ltd.                       156,958
                                                              28,500      Marui Group Co., Ltd.                             303,356
                                                              45,000      Mitsukoshi Ltd.                                   175,612
                                                               1,900      Ryohin Keikaku Co., Ltd.                          110,173
                                                              24,000      Takashimaya Co., Ltd.                             269,904
                                                                                                                     --------------
                                                                                                                          1,288,556
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.5%                   4,400      Brother Industries Ltd.                            45,245
                                                              82,900      Canon, Inc.                                     3,817,325
                                                              38,000      Konica Minolta Holdings, Inc.                     516,172
                                                              53,000      Ricoh Co., Ltd.                                   870,927
                                                                                                                     --------------
                                                                                                                          5,249,669
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%         25,000      Cosmo Oil Co., Ltd.                                78,501
                                                               1,100      Idemitsu Kosan Co., Ltd.                           85,082
                                                                  65      Inpex Holdings, Inc.                              723,816
                                                               3,000      Japan Petrolleum Explora                          198,636
                                                              68,500      Nippon Mining Holdings, Inc.                      362,841
                                                              98,000      Nippon Oil Corp.                                  611,517
                                                              21,300      Showa Shell Sekiyu KK                             215,393
                                                              20,000      TonenGeneral Sekiyu KK                            171,148
                                                                                                                     --------------
                                                                                                                          2,446,934
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%                 90      Nippon Paper Group, Inc.                          213,082
                                                              51,000      OJI Paper Co., Ltd.                               229,725
                                                                                                                     --------------
                                                                                                                            442,807
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                    4,200      Aderans Co., Ltd.                                  77,781
                                                              27,000      Shiseido Co., Ltd.                                713,734
                                                                                                                     --------------
                                                                                                                            791,515
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.9%                     39,700      Astellas Pharma, Inc.                           1,537,339
                                                              22,000      Chugai Pharmaceutical Co., Ltd.                   248,736
                                                              54,500      Daiichi Sankyo Co., Ltd.                        1,610,178
                                                              19,900      Eisai Co., Ltd.                                   678,772
                                                              25,000      Kyowa Hakko Kogyo Co., Ltd.                       238,764
                                                              18,000      Mitsubishi Tanabe Pharma Corp.                    209,651
                                                               3,400      Ono Pharmacecutical Co., Ltd.                     161,336
                                                               4,700      Santen Pharmaceutical Co., Ltd.                   109,390
                                                              25,000      Shionogi & Co., Ltd.                              426,866

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                               8,000      Taisho Pharmaceutical Co., Ltd.            $      158,668
                                                              68,100      Takeda Pharmaceutical Co., Ltd.                 3,409,099
                                                                                                                     --------------
                                                                                                                          8,788,799
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                  62      Japan Prime Realty Investment Corp.               204,635
                   (REITs) - 0.2%                                 35      Japan Real Estate Investment Corp.                407,303
                                                                  37      Japan Retail Fund Investment Corp.                233,477
                                                                  41      Nippon Building Fund, Inc.                        518,258
                                                                  20      Nomura Real Estate Office Fund, Inc.              162,119
                                                                                                                     --------------
                                                                                                                          1,525,792
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    3,100      Aeon Mall Co., Ltd.                                85,990
                   Development - 0.5%                             76      KK DaVinci Advisors (a)                            58,174
                                                               7,600      Leopalace21 Corp.                                 122,829
                                                              95,000      Mitsubishi Estate Co., Ltd.                     2,306,380
                                                              70,000      Mitsui Fudosan Co., Ltd.                        1,389,747
                                                                  48      NTT Urban Development Co.                          68,860
                                                                 600      Nomura Real Estate Holdings, Inc.                   9,992
                                                              33,000      Sumitomo Realty & Development Co., Ltd.           581,671
                                                              27,000      Tokyo Tatemono Co., Ltd.                          177,689
                                                              35,000      Tokyu Land Corp.                                  219,452
                                                               8,800      Urban Corp.                                        37,432
                                                                                                                     --------------
                                                                                                                          5,058,216
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.7%                            123      Central Japan Railway Co.                       1,270,967
                                                                 272      East Japan Railway Co.                          2,262,119
                                                              24,000      Keihin Electric Express Railway Co., Ltd.         163,242
                                                              34,000      Keio Electric Railway Co., Ltd.                   189,306
                                                              31,000      Keisei Electric Railway Co., Ltd.                 166,382
                                                             111,000      Kintetsu Corp.                                    396,429
                                                              67,000      Nippon Express Co., Ltd.                          385,142
                                                              50,000      Odakyu Electric Railway Co., Ltd.                 370,185
                                                              12,000      Seino Holdings Corp.                               78,010
                                                              52,000      Tobu Railway Co., Ltd.                            277,528
                                                              93,000      Tokyu Corp.                                       473,957
                                                                 142      West Japan Railway Co.                            623,957
                                                                                                                     --------------
                                                                                                                          6,657,224
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             15,000      Advantest Corp.                                   388,995
                   Equipment - 0.2%                            7,500      Elpida Memory, Inc. (a)                           249,799
                                                               1,200      NEC Electronics Corp. (a)                          23,210
                                                               8,000      Rohm Co., Ltd.                                    495,185
                                                              11,000      Sanken Electric Co., Ltd.                          64,667
                                                               2,100      Shinko Electric Industries                         23,701
                                                               8,500      Sumco Corp.                                       185,468
                                                              14,600      Tokyo Electron Ltd.                               887,600
                                                               3,600      Tokyo Seimitsu Co., Ltd.                           66,091
                                                                                                                     --------------
                                                                                                                          2,384,716
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.5%                             3,300      Fuji Soft, Inc.                                    61,643
                                                               7,500      Konami Corp.                                      282,153
                                                               7,900      Nintendo Co., Ltd.                              4,073,636
                                                               1,600      Oracle Corp. Japan                                 74,157
                                                               2,200      Square Enix Co., Ltd.                              76,806

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                               9,000      Trend Micro, Inc.                          $      353,030
                                                                                                                     --------------
                                                                                                                          4,921,425
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                     2,400      Aoyama Trading Co., Ltd.                           51,766
                                                               3,600      Autobacs Seven Co., Ltd.                           98,415
                                                                 200      EDION Corp.                                         1,850
                                                               4,200      Fast Retailing Co., Ltd.                          370,365
                                                                 500      Hikari Tsushin, Inc.                               14,747
                                                               1,700      Nitori Co., Ltd.                                   96,188
                                                               3,900      Shimachu Co., Ltd.                                117,180
                                                                 900      Shimamura Co., Ltd.                                77,107
                                                                 900      USS Co., Ltd.                                      62,299
                                                               6,840      Yamada Denki Co., Ltd.                            590,128
                                                                                                                     --------------
                                                                                                                          1,480,045
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 12,000      Asics Corp.                                       137,961
                   Goods - 0.1%                               21,000      Gunze Ltd.                                         88,483
                                                              13,000      Nisshinbo Industries, Inc.                        120,766
                                                               7,000      Onward Holdings Co., Ltd.                          71,489
                                                               8,000      Wacoal  Holdings Corp.                            118,218
                                                                                                                     --------------
                                                                                                                            536,917
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.2%                                351      Japan Tobacco, Inc.                             1,757,113
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors            4,300      Hitachi High-Technologies Corp.                    71,135
                   - 1.0%                                    116,000      Itochu Corp.                                    1,145,104
                                                             138,000      Marubeni Corp.                                  1,005,096
                                                             105,200      Mitsubishi Corp.                                3,176,685
                                                             140,000      Mitsui & Co., Ltd.                              2,837,079
                                                              90,800      Sojitz Corp.                                      300,602
                                                              83,100      Sumitomo Corp.                                  1,094,606
                                                              16,900      Toyota Tsusho Corp.                               358,582
                                                                                                                     --------------
                                                                                                                          9,988,889
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       12,000      Kamigumi Co., Ltd.                                 94,864
                                                               7,000      Mitsubishi Logistics Corp.                         89,747
                                                                                                                     --------------
                                                                                                                            184,611
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                    205      KDDI Corp.                                      1,252,458
                   Services - 0.4%                             1,248      NTT DoCoMo, Inc.                                1,890,530
                                                              59,900      Softbank Corp.                                  1,085,868
                                                                                                                     --------------
                                                                                                                          4,228,856
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                  198,087,478
- ---------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.0%  Metals & Mining - 0.0%                     24,256      Eurasian Natural Resources Corp. (a)              474,173
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Kazakhstan                 474,173
- ---------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%  Media - 0.0%                               12,127      SES Global                                        255,976
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.6%                     70,940      ArcelorMittal                                   5,811,523
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.0%                    1,683      Oriflame Cosmetics SA                             111,740
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Luxembourg               6,179,239
- ---------------------------------------------------------------------------------------------------------------------------------
Netherlands -      Air Freight & Logistics - 0.1%             31,757      TNT NV                                          1,179,713
2.7%               ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                            3,087      Heineken Holding NV                               155,225
                                                              20,225      Heineken NV                                     1,174,717
                                                                                                                     --------------
                                                                                                                          1,329,942
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                           21,588      Akzo Nobel NV                                   1,732,057
                                                              11,763      Koninklijke DSM NV                                567,341
                                                                                                                     --------------
                                                                                                                          2,299,398
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.1%       9,595      Corporate Express NV                       $      111,642
                                                               2,919      Randstad Holdings NV                              136,731
                                                              13,083      Vedior NV                                         380,050
                                                                                                                     --------------
                                                                                                                            628,423
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.5%     141,455      ING Groep NV CVA                                5,297,221
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             152,673      Koninklijke KPN NV                              2,579,058
                   Services - 0.3%
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%          4,386      Fugro NV                                          340,612
                                                              11,316      SBM Offshore NV                                   364,986
                                                                                                                     --------------
                                                                                                                            705,598
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%           100,179      Koninklijke Ahold NV                            1,486,687
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.4%                      128,914      Unilever NV                                     4,328,951
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                   4,916      TomTom NV (a)                                     203,343
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.3%            86,907      Koninklijke Philips Electronics NV              3,324,476
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                          111,559      Aegon NV                                        1,641,480
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                               49,593      Reed Elsevier NV                                  945,807
                                                              21,508      Wolters Kluwer NV                                 569,440
                                                                                                                     --------------
                                                                                                                          1,515,247
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                     264      OCE NV                                              4,493
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts               2,519      Corio NV                                          220,717
                   (REITs) - 0.0%                              1,336      Wereldhave NV                                     164,814
                                                                                                                     --------------
                                                                                                                            385,531
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             35,348      ASML Holding NV                                   869,456
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands         27,779,017
- ---------------------------------------------------------------------------------------------------------------------------------
New Zealand        Construction Materials - 0.0%              33,898      Fletcher Building Ltd.                            223,599
- - 0.1%             --------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             162,744      Telecom Corp. of New Zealand Ltd.                 478,531
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                  18,866      Contact Energy Ltd.                               118,511
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                    39,106      Fisher & Paykel Healthcare Corp.                   90,083
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%       27,722      Sky City Ltd.                                      80,424
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                  25,804      Fisher & Paykel Appliances Holdings Ltd.           47,675
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                  225      Sky Network Television Ltd.                           849
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              11,691      Kiwi Income Property Trust                         11,122
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       55,023      Auckland International Airport Ltd.                98,631
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in New Zealand              1,149,425
- ---------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%      Chemicals - 0.1%                           16,300      Yara International ASA                            942,659
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                    58,399      DnB NOR ASA                                       886,475
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%      11,729      Tomra Systems ASA                                  88,675
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.0%             5,141      Tandberg ASA                                       76,827
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              44,795      Telenor ASA                                       857,661
                   Services - 0.1%                             7,399      Telenor ASA (b)                                   425,878
                                                                                                                     --------------
                                                                                                                          1,283,539
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                13,690      Renewable Energy Corp. AS (a)              $      381,745
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%         15,590      Acergy SA                                         335,995
                                                              13,376      Aker Solutions ASA                                304,695
                                                              12,209      Ocean RIG ASA (a)                                  93,503
                                                              11,762      Petroleum Geo-Services ASA                        291,027
                                                              10,853      ProSafe ASA                                       170,499
                                                               5,076      TGS Nopec Geophysical Co. ASA (a)                  73,862
                                                                                                                     --------------
                                                                                                                          1,269,581
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%            65,464      Orkla ASA                                         829,171
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                           30,287      Storebrand ASA                                    238,497
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                                 350      Stolt-Nielsen SA                                    7,285
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                3,018      Schibsted ASA                                      90,083
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                     61,718      Norsk Hydro ASA                                   899,285
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%         65,601      DNO International ASA (a)                         117,100
                                                               2,294      Frontline Ltd.                                    104,962
                                                             102,494      Statoilhydro ASA                                3,071,388
                                                                                                                     --------------
                                                                                                                          3,293,450
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                  10,287,272
- ---------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%    Commercial Banks - 0.1%                    22,220      Banco BPI SA (a)                                  117,518
                                                             139,482      Banco Comercial Portugues SA
                                                                          Registered Shares                                 453,629
                                                              14,235      Banco Espirito Santo SA Registered Shares         247,434
                                                                                                                     --------------
                                                                                                                            818,581
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%              12,910      Cimpor Cimentos de Portugal SA                    116,991
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              61,200      Portugal Telecom SGPS SA
                   Services - 0.1%                                        Registered Shares (a)                             711,122
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                 153,605      Energias de Portugal SA                           931,219
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%            14,836      Jeronimo Martins SGPS SA                          119,220
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%            29,281      Sonae SGPS SA (a)                                  53,855
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                               21,819      Zon Multimedia Servicos de
                                                                          Telecomunicacoes e Multimedia SGPS SA             258,696
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%              8,450      Sonae Industria SGPS SA (a)                        58,698
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       19,468      Brisa-Auto Estradas de Portugal SA
                                                                          Private Shares                                    278,154
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Portugal                 3,346,536
- ---------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%   Aerospace & Defense - 0.0%                 82,213      Singapore Technologies Engineering Ltd.           201,882
                   ----------------------------------------------------------------------------------------------------------------
                   Air Freight & Logistics - 0.0%            118,954      Singapore Post Ltd.                                99,384
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                            41,009      Singapore Airlines Ltd.                           464,776
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                    90,605      DBS Group Holdings Ltd.                         1,184,852
                                                             200,914      Oversea-Chinese Banking Corp.                   1,182,319
                                                              99,572      United Overseas Bank Ltd.                       1,384,582
                                                                                                                     --------------
                                                                                                                          3,751,753
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                         7,529      Jardine Cycle & Carriage Ltd.                     106,881
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      70,000      Singapore Exchange Ltd.                           381,416
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             630,132      Singapore Telecommunications Ltd.               1,789,979
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments         10,000      Venture Corp. Ltd.                                 76,574
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%            39,000      Olam International Ltd.                            60,918
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                       32,900      Wilmar International Ltd.                  $       99,911
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                    74,800      Parkway Holdings Ltd.                             173,897
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%      149,388      Genting International Plc (a)                      65,119
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%            68,096      Fraser and Neave Ltd.                             239,940
                                                               1,766      Haw Par Corp. Ltd.                                  8,814
                                                              99,616      Keppel Corp. Ltd.                                 716,480
                                                              53,590      SembCorp Industries Ltd.                          158,459
                                                                                                                     --------------
                                                                                                                          1,123,693
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                           87,197      SembCorp Marine Ltd.                              241,994
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                              71,002      Cosco Corp. (Singapore) Ltd.                      190,343
                                                              44,200      Neptune Orient Lines Ltd.                         104,363
                                                                                                                     --------------
                                                                                                                            294,706
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              124,316      Singapore Press Holdings Ltd.                     415,455
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%         15,194      Singapore Petroleum Co., Ltd.                      74,621
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             117,152      Ascendas Real Estate Investment Trust             202,566
                   (REITs) - 0.1%                             38,000      Capita Commercial Trust                            61,288
                                                              76,000      CapitaMall Trust                                  190,490
                                                                                                                     --------------
                                                                                                                            454,344
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  121,000      Allgreen Properties Ltd.                          108,126
                   Development - 0.2%                        144,833      CapitaLand Ltd.                                   668,161
                                                              46,535      City Developments Ltd.                            372,564
                                                              39,182      Keppel Land Ltd.                                  157,986
                                                              20,457      UOL Group Ltd.                                     57,368
                                                              48,110      Wing Tai Holdings Ltd.                             76,545
                                                               8,000      Yanlord Land Group Ltd.                            12,380
                                                                                                                     --------------
                                                                                                                          1,453,130
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                         89,816      ComfortDelgro Corp. Ltd.                          118,758
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors           88,100      Noble Group Ltd.                                  140,811
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore               11,590,002
- ---------------------------------------------------------------------------------------------------------------------------------
Spain - 4.2%       Airlines - 0.0%                            40,744      Iberia Lineas Aereas de Espana                    177,537
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                       13,102      Zeltia SA                                          95,771
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.7%                   284,815      Banco Bilbao Vizcaya Argentaria SA              6,272,666
                                                              39,698      Banco de Sabadell SA                              435,581
                                                              72,341      Banco Popular Espanol SA                        1,313,401
                                                             471,369      Banco Santander SA                              9,391,511
                                                               7,062      Bankinter SA                                      112,049
                                                                                                                     --------------
                                                                                                                         17,525,208
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.3%          17,027      ACS Actividades de Construccion y
                                                                          Servicios, SA                                     969,615
                                                               2,287      Acciona SA                                        612,541
                                                               3,344      Fomento de Construcciones y Contratas SA          220,149
                                                               5,895      Grupo Ferrovial SA                                428,018
                                                               5,917      Sacyr Vallehermoso SA                             205,513
                                                                                                                     --------------
                                                                                                                          2,435,836
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      49,638      Criteria Caixacorp. SA                            340,893
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             325,558      Telefonica SA                              $    9,354,376
                   Services - 0.9%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.6%                  66,924      Iberdrola Renovables (a)                          465,946
                                                             265,599      Iberdrola SA                                    4,117,995
                                                               7,795      Red Electrica de Espana                           477,242
                                                               8,419      Union Fenosa SA                                   565,821
                                                                                                                     --------------
                                                                                                                          5,627,004
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                13,759      Gamesa Corp. Tecnologica SA                       627,769
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                       15,448      Enagas                                            461,677
                                                               9,023      Gas Natural SDG SA                                558,124
                                                                                                                     --------------
                                                                                                                          1,019,801
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                         11,124      Indra Sistemas SA                                 320,332
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                           39,618      Corp. Mapfre SA                                   198,900
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                            6,923      Zardoya Otis SA                                   192,363
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                7,945      Antena 3 de Television SA                         109,126
                                                              10,684      Gestevision Telecinco SA                          217,421
                                                               4,647      Promotora de Informaciones SA                      69,990
                                                               3,614      Sogecable SA (a)                                  158,445
                                                                                                                     --------------
                                                                                                                            554,982
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                     12,208      Acerinox SA                                       338,442
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%         61,698      Repsol YPF SA                                   2,129,297
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                    17,625      Inditex SA                                        979,182
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%       18,746      Abertis Infraestructuras SA                       610,848
                                                              20,706      Cintra Concesiones de Infraestructuras
                                                                          de Transporte SA                                  306,303
                                                                                                                     --------------
                                                                                                                            917,151
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                   42,834,844
- ---------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%      Building Products - 0.1%                   24,777      Assa Abloy AB Series B                            449,308
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.0%                      4,638      D Carnegie AB                                      78,057
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.5%                    14,000      ForeningsSparbanken AB                            392,302
                                                             160,951      Nordea Bank AB                                  2,608,545
                                                              38,653      Skandinaviska Enskilda Banken AB Class A        1,011,561
                                                              38,412      Svenska Handelsbanken Class A                   1,118,385
                                                                                                                     --------------
                                                                                                                          5,130,793
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                      23,048      Securitas AB                                      304,496
                   Supplies - 0.0%                            21,498      Securitas Systems AB                               62,593
                                                                                                                     --------------
                                                                                                                            367,089
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.2%         1,150,446      Telefonaktiebolaget LM Ericsson                 2,257,580
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%          29,805      Skanska AB Class B                                596,918
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      18,000      Investor AB                                       405,177
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              27,266      Tele2 AB                                          515,094
                   Services - 0.2%                           172,701      TeliaSonera AB                                  1,386,410
                                                                                                                     --------------
                                                                                                                          1,901,504
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%                20      Axfood AB                                             712
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     6,149      Elekta AB                                         106,073
                   Supplies - 0.1%                               607      Getinge AB (a)                                     15,783

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              11,520      Getinge AB Class B                         $      298,574
                                                                                                                     --------------
                                                                                                                            420,430
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                  21,644      Electrolux AB                                     355,157
                                                              19,458      Husqvarna AB                                      234,144
                                                                                                                     --------------
                                                                                                                            589,301
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.6%                            7,492      Alfa Laval AB                                     455,180
                                                              26,774      Atlas Copco AB                                    420,185
                                                              52,454      Atlat Copco AB                                    896,031
                                                              35,213      SKB AB                                            708,189
                                                              75,696      Sandvik AB                                      1,315,350
                                                              28,001      Scania AB                                         587,885
                                                               6,144      Trelleborg AB Class B                             122,532
                                                             118,967      Volvo AB A Shares                               1,793,284
                                                                                                                     --------------
                                                                                                                          6,298,636
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                               13,690      Eniro AB                                           99,533
                                                               3,374      Modern Times Group AB                             235,084
                                                                                                                     --------------
                                                                                                                            334,617
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                     23,221      Boliden AB                                        247,184
                                                               2,320      Hoganas AB                                         55,151
                                                              14,718      SSAB Svenskt Stal AB Series A                     413,660
                                                               4,250      SSAB Svenskt Stal AB Series B                     109,078
                                                                                                                     --------------
                                                                                                                            825,073
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -              15,302      Lundin Petroleum AB (a)                           207,955
                   0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%              6,221      Billerud AB                                        70,671
                                                               2,345      Holmen AB Class B                                  81,102
                                                              44,190      Svenska Cellulosa AB                              805,064
                                                                                                                     --------------
                                                                                                                            956,837
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    3,627      Castellum AB                                       44,255
                   Development - 0.0%                          3,391      Fabege AB                                          36,239
                                                               4,626      Kungsleden AB                                      57,418
                                                               3,527      Wihlborgs Fastigheter AB                           80,579
                                                                                                                     --------------
                                                                                                                            218,491
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                    37,980      Hennes & Mauritz AB B Shares                    2,333,061
                                                               3,979      Nobia AB                                           34,320
                                                                                                                     --------------
                                                                                                                          2,367,381
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                             21,150      Swedish Match AB                                  460,955
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  2,205      Millicom International Cellular SA (a)(b)         210,041
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                  24,076,855
- ---------------------------------------------------------------------------------------------------------------------------------
Switzerland        Auto Components - 0.0%                        218      Rieter Holding AG                                  83,416
- - 7.1%             --------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                        7,572      Actelion Ltd. (a)                                 412,873
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                    3,184      Geberit AG                                        474,506
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 1.0%                     85,406      Credit Suisse Group                             4,347,269
                                                               2,124      EFG International AG                               72,718
                                                               8,337      Julius Baer Holding AG Class B                    614,508
                                                             169,536      UBS AG                                          4,926,804
                                                                                                                     --------------
                                                                                                                          9,961,299
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.3%                            6,199      Ciba Specialty Chemicals AG
                                                                          Registered Shares                                 226,088

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 579      Givaudan SA                                $      572,820
                                                               8,619      Syngenta AG                                     2,525,555
                                                                                                                     --------------
                                                                                                                          3,324,463
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.1%      10,409      Adecco SA Registered Shares                       601,104
                                                                 372      SGS SA                                            534,907
                                                                                                                     --------------
                                                                                                                          1,136,011
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%             13,618      Logitech International SA (a)                     344,735
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%              16,951      Holcim Ltd.                                     1,780,273
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%         838      Pargesa Holding SA                                 93,411
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication               1,783      Swisscom AG                                       610,881
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.5%               177,312      ABB Ltd.                                        4,759,982
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments          4,145      Kudelski SA                                        60,854
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 1.6%                           46      Lindt & Spruengli AG                              152,855
                                                              31,881      Nestle SA Registered Shares                    15,930,869
                                                                                                                     --------------
                                                                                                                         16,083,724
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     1,995      Nobel Biocare Holding AG                          464,047
                   Supplies - 0.2%                             3,914      Sonova Holding AG                                 359,043
                                                                 806      Straumann Holding AG Registered Shares            230,089
                                                               4,442      Synthes, Inc.                                     621,281
                                                                                                                     --------------
                                                                                                                          1,674,460
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%           77      Kuoni Reisen Holding AG
                                                                          Registered Shares                                  42,761
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.7%                            2,643      Swiss Life Holding                                734,536
                                                              28,875      Swiss Reinsurance Co. Registered Shares         2,522,310
                                                              11,954      Zurich Financial Services AG                    3,764,589
                                                                                                                     --------------
                                                                                                                          7,021,435
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools & Services - 0.0%       3,604      Lonza Group AG Registered Shares                  477,945
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                            3,290      Schindler Holding AG                              246,477
                                                                 263      Sulzer AG                                         347,718
                                                                                                                     --------------
                                                                                                                            594,195
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                               4,178      Kuehne & Nagel International AG                   417,968
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 2.0%                    188,673      Novartis AG Registered Shares                   9,670,180
                                                              56,440      Roche Holding AG                               10,621,927
                                                                                                                     --------------
                                                                                                                         20,292,107
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    1,632      PSP Swiss Property AG                             110,186
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor                611      OC Oerlikon Corp. AG (a)                          215,028
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 42,174      Compagnie Financiere Richemont AG               2,365,413
                   Goods - 0.3%
                                                               2,557      The Swatch Group Ltd. Bearer Shares               683,600
                                                               2,944      The Swatch Group Ltd. Registered Shares           151,187
                                                                                                                     --------------
                                                                                                                          3,200,200
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland             73,172,713
- ---------------------------------------------------------------------------------------------------------------------------------
United Kingdom     Aerospace & Defense - 0.4%                273,317      BAE Systems Plc                                 2,632,168
- - 20.8%                                                     77,230      Cobham Plc                                        306,547
                                                              59,138      Meggitt Plc                                       323,641

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                             150,715      Rolls-Royce Group Plc                      $    1,205,433
                                                          12,757,696      Rolls-Royce Group Plc (a)                          25,319
                                                                                                                     --------------
                                                                                                                          4,493,108
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            45,746      British Airways Plc (a)                           212,674
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.0%                     57,282      GKN Plc                                           345,884
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.7%                          206,004      Diageo Plc                                      4,153,850
                                                              70,350      SABMiller Plc                                   1,541,398
                                                              67,042      Scottish & Newcastle Plc                        1,051,128
                                                                                                                     --------------
                                                                                                                          6,746,376
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.3%                     30,830      3i Group Plc                                      507,847
                                                               5,956      Close Brothers Group Plc                           72,933
                                                              43,632      ICAP Plc                                          492,719
                                                              23,724      Investec Plc                                      159,378
                                                             140,623      Man Group Plc                                   1,547,531
                                                               5,506      Schroders Plc                                     102,499
                                                               6,844      Tullett Prebon Plc                                 64,688
                                                                                                                     --------------
                                                                                                                          2,947,595
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                           16,619      Johnson Matthey Plc                               661,303
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 3.4%                    13,949      Alliance & Leicester Plc                          143,540
                                                             528,939      Barclays Plc                                    4,755,381
                                                             299,467      HBOS Plc                                        3,328,270
                                                             928,837      HSBC Holdings Plc                              15,300,270
                                                             452,286      Lloyds TSB Group Plc                            4,048,286
                                                             797,582      Royal Bank of Scotland Group Plc                5,338,372
                                                              52,308      Standard Chartered Plc                          1,787,651
                                                                                                                     --------------
                                                                                                                         34,701,770
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.3%      14,170      Aggreko Plc                                       181,530
                                                              22,994      Biffa Plc                                         159,151
                                                              43,059      Capita Group  Plc                                 579,823
                                                               3,234      Davis Service Group Plc                            31,706
                                                               5,469      De La Rue Plc                                      96,221
                                                              73,179      Experian Group Ltd.                               533,008
                                                              85,029      Group 4 Securicor Plc                             384,332
                                                              87,373      Hays Plc                                          198,114
                                                               5,533      Intertek Group Plc                                113,324
                                                             132,545      Rentokil Initial Plc                              255,820
                                                              45,013      Serco Group Plc                                   405,355
                                                                                                                     --------------
                                                                                                                          2,938,384
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%          26,651      Amec Plc                                          382,678
                                                              27,395      Balfour Beatty Plc                                256,079
                                                                                                                     --------------
                                                                                                                            638,757
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.0%                    13,293      Cattles Plc                                        61,074
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%              49,785      Rexam Plc                                         421,404
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                        27,120      Inchcape Plc                                      216,370
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      12,046      London Stock Exchange Group Plc                   288,796
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             646,316      BT Group Plc                                    2,786,674
                   Services - 0.3%                           194,829      Cable & Wireless Plc                              575,745
                                                                                                                     --------------
                                                                                                                          3,362,419
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.3%                  76,280      British Energy Group Plc                          987,808

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              68,936      Scottish & Southern Energy Plc             $    1,920,855
                                                                                                                     --------------
                                                                                                                          2,908,663
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments         16,356      Electrocomponents Plc                              58,997
                   - 0.0%                                      4,545      Premier Farnell Plc                                16,078
                                                                                                                     --------------
                                                                                                                             75,075
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.6%           123,002      J Sainsbury Plc                                   837,313
                                                             619,288      Tesco Plc                                       4,658,149
                                                              94,359      William Morrison Supermarkets Plc                 513,584
                                                                                                                     --------------
                                                                                                                          6,009,046
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.6%                       13,439      Associated British Foods Plc                      233,376
                                                             164,111      Cadbury Schweppes Plc                           1,802,755
                                                              34,772      Tate & Lyle Plc                                   372,653
                                                             103,912      Unilever Plc                                    3,503,810
                                                                                                                     --------------
                                                                                                                          5,912,594
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     3,452      SSL International Plc                              31,069
                   Supplies - 0.1%                            71,592      Smith & Nephew Plc                                946,992
                                                                                                                     --------------
                                                                                                                            978,061
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.4%       13,315      Carnival Plc                                      528,774
                                                             153,268      Compass Group Plc                                 980,225
                                                              41,391      Enterprise Inns Plc                               329,612
                                                              19,474      Intercontinental Hotels Group Plc                 293,731
                                                              48,178      Ladbrokes Plc                                     297,605
                                                              32,230      Mitchells & Butlers Plc                           219,400
                                                             124,053      PartyGaming Plc (a)                                51,087
                                                              21,388      Punch Taverns Plc                                 228,792
                                                              51,681      Rank Group Plc                                     90,516
                                                              39,184      TUI Travel Plc                                    200,442
                                                              28,091      Thomas Cook Group Plc                             161,676
                                                              15,737      Whitbread Plc                                     364,480
                                                              24,638      William Hill Plc                                  183,732
                                                                                                                     --------------
                                                                                                                          3,930,072
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                  23,974      Barratt Developments  Plc                         196,742
                                                               3,735      Berkeley Group Holdings Plc                        82,577
                                                               8,861      Bovis Homes Group Plc                             106,570
                                                              22,915      Persimmon Plc                                     347,907
                                                              90,344      Taylor Wimpey Plc                                 336,188
                                                                                                                     --------------
                                                                                                                          1,069,984
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.3%                  47,701      Reckitt Benckiser Plc                           2,642,219
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                        113,156      LogicaCMG Plc                                     237,487
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers &             117,792      International Power Plc                           930,423
                   Energy Traders - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%            13,626      Cookson Group Plc                                 179,563
                                                              26,960      Smiths Group Plc                                  502,955
                                                              73,165      Tomkins Plc                                       259,556
                                                                                                                     --------------
                                                                                                                            942,074
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                          203,278      Aviva Plc                                       2,491,201
                                                             146,009      Friends Provident Plc                             358,162
                                                             507,054      Legal & General Group Plc                       1,271,987
                                                             410,357      Old Mutual Plc                                    899,924
                                                             199,349      Prudential Plc                                  2,632,956

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                              58,392      Resolution Plc                             $      793,247
                                                             228,844      Royal & Sun Alliance Insurance Group              584,520
                                                             159,085      Standard Life Plc                                 777,476
                                                                                                                     --------------
                                                                                                                          9,809,473
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%           69,807      Home Retail Group                                 361,940
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                            7,558      Charter Plc (a)                                   127,499
                                                               9,477      FKI Plc                                            13,119
                                                              24,844      IMI Plc                                           224,221
                                                              69,841      Invensys Plc                                      311,871
                                                                                                                     --------------
                                                                                                                            676,710
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.6%                               89,245      British Sky Broadcasting Plc                      985,668
                                                              24,362      Daily Mail & General Trust                        208,992
                                                             263,639      ITV Plc                                           331,203
                                                              62,564      Pearson Plc                                       846,198
                                                              91,400      Reed Elsevier Plc                               1,162,748
                                                              95,285      Reuters Group Plc                               1,096,817
                                                              21,093      Trinity Mirror Plc                                123,493
                                                              15,334      United Business Media Plc                         164,031
                                                              89,852      WPP Group Plc                                   1,071,726
                                                              62,677      Yell Group Plc                                    191,562
                                                                                                                     --------------
                                                                                                                          6,182,438
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 2.4%                    104,240      Anglo American Plc                              6,264,289
                                                              15,153      Antofagasta Plc                                   210,813
                                                             179,801      BHP Billiton Plc                                5,334,759
                                                               7,949      Kazakhmys Plc                                     251,941
                                                               6,695      Lonmin Plc                                        408,049
                                                              78,321      Rio Tinto Plc Registered Shares                 8,134,118
                                                               5,721      Vedanta Resources Plc Wi                          237,982
                                                              49,028      Xstrata Plc                                     3,431,872
                                                                                                                     --------------
                                                                                                                         24,273,823
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.5%                    287,007      Centrica Plc                                    1,698,848
                                                             206,184      National Grid Plc                               2,829,623
                                                              69,125      United Utilities Plc                              947,284
                                                                                                                     --------------
                                                                                                                          5,475,755
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                   140,509      Marks & Spencer Group Plc                       1,079,884
                                                              15,841      Next Plc                                          358,086
                                                                                                                     --------------
                                                                                                                          1,437,970
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 3.8%        268,042      BG Group Plc                                    6,208,050
                                                           1,498,607      BP Plc                                         15,227,872
                                                             281,380      Royal Dutch Shell Plc                           9,700,063
                                                             215,782      Royal Dutch Shell Plc Class B                   7,263,109
                                                              56,533      Tullow Oil Plc                                    741,065
                                                                                                                     --------------
                                                                                                                         39,140,159
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%             29,576      Mondi Plc                                         245,356
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.4%                    115,766      AstraZeneca Plc                                 4,328,560
                                                             432,146      GlaxoSmithKline Plc                             9,142,589
                                                              24,678      Shire Plc                                         476,790
                                                                                                                     --------------
                                                                                                                         13,947,939
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              40,536      British Land Co. Plc                              738,122
                   (REITs) - 0.3%                              7,817      Brixton Plc                                        51,196

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                               4,417      Great Portland Estates Plc                 $       46,417
                                                              23,106      Hammerson Plc                                     510,848
                                                              37,659      Land Securities Group Plc                       1,127,819
                                                              20,193      Liberty International Plc                         390,940
                                                              35,377      Segro Plc                                         356,670
                                                                                                                     --------------
                                                                                                                          3,222,012
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                         11,409      Arriva Plc                                        155,329
                                                              34,713      Firstgroup Plc                                    388,211
                                                              12,431      National Express Group Plc                        247,944
                                                              40,760      Stagecoach Group Plc                              195,763
                                                                                                                     --------------
                                                                                                                            987,247
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor            107,359      ARM Holdings Plc                                  187,501
                   Equipment - 0.0%                           12,024      CSR Plc (a)                                        77,794
                                                                                                                     --------------
                                                                                                                            265,295
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.1%                            40,491      Misys Plc                                         111,299
                                                              95,188      Sage Group Plc                                    355,347
                                                                                                                     --------------
                                                                                                                            466,646
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                    32,874      The Carphone Warehouse Plc                        185,943
                                                             133,748      DSG International Plc                             168,555
                                                              23,135      Galiform Plc (a)                                   36,387
                                                              44,269      Kesa Electricals Plc                              180,768
                                                             181,323      Kingfisher Plc                                    475,016
                                                              84,123      Signet Group Plc                                  103,094
                                                                                                                     --------------
                                                                                                                          1,149,763
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 34,900      Burberry Group Plc                                312,034
                   Goods - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.7%                            118,505      British American Tobacco Plc                    4,447,436
                                                              52,465      Imperial Tobacco Group Plc                      2,413,596
                                                                                                                     --------------
                                                                                                                          6,861,032
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors           30,014      Bunzl Plc                                         422,627
                   - 0.1%                                      6,188      Travis Perkins Plc                                131,652
                                                              57,619      Wolseley Plc                                      606,070
                                                                                                                     --------------
                                                                                                                          1,160,349
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       31,825      BBA Aviation Plc                                   95,057
                   ----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.1%                     18,600      Severn Trent Plc                                  523,814
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication              4,169,107      Vodafone Group Plc                             12,485,725
                   Services - 1.2%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the
                                                                          United Kingdom                                212,752,149
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $789,051,293) - 95.7%                 980,039,605
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                          Exchange-Traded Funds
- ---------------------------------------------------------------------------------------------------------------------------------
United States                                                121,830      iShares MSCI EAFE Index Fund                    8,759,577
- - 0.8%             --------------------------------------------------------------------------------------------------------------
                                                                          Total Exchange-Traded Funds
                                                                          (Cost - $8,349,814) - 0.8%                      8,759,577
- ---------------------------------------------------------------------------------------------------------------------------------

                                                                          Preferred Stocks
- ---------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%     Automobiles - 0.1%                          8,197      Volkswagen AG, 4.35%                            1,362,047
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                  14,710      Henkel KGaA, 1.75%                                679,984
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Preferred Stocks                                Value
- ---------------------------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                4,674      ProSieben SAT.1 Media AG, 2.24%            $      101,094
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                      2,409      RWE AG, 3.50%                                     228,536
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks
                                                                          (Cost - $1,172,029) - 0.2%                      2,371,661
- ---------------------------------------------------------------------------------------------------------------------------------

                                                                          Rights
- ---------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%       Metals & Mining - 0.0%                      7,000      Dowa Mining Co., Ltd. (c)                               0
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Rights (Cost - $0) - 0.0%                         0
- ---------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest
                                                               (000)      Short-Term Securities
- ---------------------------------------------------------------------------------------------------------------------------------
                                                      USD      9,950      BlackRock Liquidity Series, LLC
                                                                          Cash Sweep Series, 2.92% (d)(e)                 9,949,707
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $9,949,707) - 1.0%                      9,949,707
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $808,522,843*) - 97.7%
                                                                                                                      1,001,120,550
                                                                          Other Assets Less Liabilities - 2.3%           23,188,351
                                                                                                                     --------------
                                                                          Net Assets - 100.0%                        $1,024,308,901
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 821,464,333
                                                                  =============
      Gross unrealized appreciation                               $ 224,116,374
      Gross unrealized depreciation                                 (44,460,157)
                                                                  -------------
      Net unrealized appreciation                                 $ 179,656,217
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   The rights may be exercised until January 29, 2010.
(d)   Represents the current yield as of March 31, 2008.
(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net
                                                            Activity    Interest
      Affiliate                                              (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $ (3,580)   $ 139,589
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Financial futures contracts purchased as of March 31, 2008 are as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                                                           Unrealized
                                                                       Expiration          Face           Appreciation
      Contracts                 Issue                 Exchange            Date            Value          (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
            7            Hang Seng Index Future       Hong Kong        April 2008      $  1,010,685        $  7,027
           47           OMX Stock Index Future        Stockholm        April 2008      $    719,317          16,510
            2            CAC40 10 Euro Future           MATIF          June 2008       $    143,141           2,231
          276              DJ Euro Stoxx 50             Eurex          June 2008       $ 15,206,941         257,355
           45           FTSE 100 Index Future           LIFFE          June 2008       $  5,005,860          92,330
           13            SPI 200 Index Future           Sydney         June 2008       $  1,587,291          15,418
           45             TOPIX Index Future            Tokyo          June 2008       $  5,538,008         (50,698)
      -----------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                  $340,173
                                                                                                           ========

Master International Index Series of Quantitative Master Series LLC Schedule of Investments as of March 31, 2008 (Unaudited)

o     Forward foreign exchange contracts as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                     Settlement    Appreciation
      Currency Purchased           Currency Sold        Date      (Depreciation)
      --------------------------------------------------------------------------
      AUD          452,150      USD        400,448    5/15/2008    $    10,335
      AUD        1,545,000      USD      1,382,867    5/15/2008         20,780
      CHF          701,300      USD        639,092    5/15/2008         67,166
      CHF        1,525,000      USD      1,388,325    5/15/2008        147,456
      DKK          643,800      USD        124,552    5/15/2008         11,478
      DKK          750,000      USD        146,644    5/15/2008         11,826
      EUR        3,787,500      USD      5,509,410    5/15/2008        459,250
      EUR        2,000,000      USD      2,893,490    5/15/2008        258,277
      GBP          999,100      USD      1,941,361    5/15/2008         34,652
      GBP        1,000,000      USD      1,935,026    5/15/2008         42,767
      HKD        4,010,000      USD        515,253    5/15/2008            705
      HKD           20,000      USD          2,569    5/15/2008              4
      JPY      357,270,000      USD      3,348,497    5/15/2008        245,527
      JPY      306,500,000      USD      2,871,459    5/15/2008        211,835
      NOK        1,230,500      USD        222,986    5/15/2008         17,703
      NOK          820,000      USD        147,308    5/15/2008         13,086
      NZD           55,000      USD         43,457    5/15/2008           (556)
      SEK        2,626,642      USD        406,869    5/15/2008         34,121
      SGD          287,000      USD        204,006    5/15/2008          4,934
      SEK        1,230,000      USD        188,930    5/18/2008         17,538
      USD          592,260      AUD        644,000    5/15/2008          7,177
      USD          864,761      AUD        951,000    5/15/2008            769
      USD        1,413,021      CHF      1,529,000    5/15/2008       (126,788)
      USD          229,749      CHF        236,000    5/15/2008         (7,920)
      USD          104,764      DKK        530,000    5/15/2008         (7,222)
      USD          172,987      DKK        863,800    5/15/2008         (9,528)
      USD        1,280,331      EUR        844,000    5/15/2008        (49,715)
      USD        1,466,198      EUR        997,000    5/15/2008       (104,958)
      USD        1,217,483      GBP        620,000    5/15/2008         (8,749)
      USD           11,708      GBP          6,000    5/15/2008           (159)
      USD           21,837      HKD        170,000    5/15/2008            (37)
      USD          495,743      HKD      3,860,000    5/15/2008           (915)
      USD        2,812,528      JPY    282,400,000    5/15/2008        (28,328)
      USD        2,271,430      JPY    243,200,000    5/15/2008       (175,085)
      USD          208,100      NOK      1,100,500    5/15/2008         (7,161)
      USD          177,608      NOK        950,000    5/15/2008         (8,215)
      USD              772      NZD          1,000    5/15/2008             (8)
      USD           42,615      NZD         54,000    5/15/2008            494
      USD           81,934      SEK        500,000    5/15/2008         (2,012)
      USD          386,114      SEK      2,440,000    5/15/2008        (23,541)
      USD          204,175      SGD        287,000    5/15/2008         (4,765)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net                                     $ 1,052,218
                                                                   ===========

Master International Index Series of Quantitative Master Series LLC Schedule of Investments as of March 31, 2008 (Unaudited)

o     Currency Abbreviations:

      AUD   Australian Dollar
      CHF   Swiss Franc
      DKK   Danish Krone
      EUR   Euro
      GBP   British Pound
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      NOK   Norwegian Krone
      NZD   New Zealand Dollar
      SEK   Swedish Krona
      SGD   Singapore Dollar
      USD   U.S. Dollar

Master International Index Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master International Index Series of the Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

-------------------------------------------------------------------------------
                                             Investments in      Other Financial
Valuation Inputs                               Securities          Instruments*
--------------------------------------------------------------------------------
Level 1                                    $   990,719,646         $ 1,392,391
Level 2                                         10,375,585                   0
Level 3                                             25,319                   0
--------------------------------------------------------------------------------
Total                                      $ 1,001,120,550         $ 1,392,391
================================================================================
*Other financial instruments are derivative instruments such as futures and forward foreign currency contracts.

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

- -----------------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
- -----------------------------------------------------------------------------
Balance, as of December 31, 2007                                           0
Accrued discounts/premiums                                                 0
Realized gain (loss)                                                $    (63)
Change in unrealized appreciation (depreciation)                           0
Net purchases (sales)                                                 25,382
Net transfers in/out of Level 3                                            0
- ----------------------------------------------------------------------------
Balance, as of March 31, 2008                                       $ 25,319
==============================================================================

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2008 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

								  PAR
                                                                 AMOUNT      VALUE
                                                                --------   ---------
                                                                (DOLLARS IN THOUSANDS)
MEDIUM-TERM NOTES -14.43%
   ABN Amro Bank NV, 4.001%, Due 4/18/2008 ++ # .............    132,050     132,055
   American Honda Finance Corp., 3.066%, Due 5/9/2008 ++ # ..     15,000      15,000
   Bank of America Corp., 3.525%, Due 5/5/2008 ++ ...........     32,000      32,014
   Bank of New York Mellon Corp., 2.775%, Due 6/16/2008 ++ ..     17,645      17,645
   Bank of Scotland plc, 3.998%, Due 7/17/2008 ++ # .........    125,800     125,810
   Berkshire Hathaway Finance Corp., 3.13%, Due 5/16/2008 ++      23,750      23,753
   Citigroup, Inc., 3.162%, Due 5/2/2008 ++ .................    199,700     199,714
   Credit Suisse USA, Inc., 3.186%, Due 6/2/2008 ++ .........     27,303      27,309
   General Electric Capital Corp.,
      4.318%, Due 4/15/2008 ++ ..............................     65,000      65,002
      3.12%, Due 5/19/2008 ++ ...............................     20,000      20,002
   HSBC Finance Corp., 3.07%, Due 5/21/2008 ++ ..............    162,770     162,775
   JPMorgan Chase & Co., 3.95%, Due 4/1/2008 ++ .............     48,000      48,000
   Merrill Lynch & Co., Inc., 2.90%, Due 6/16/2008 ++ .......     93,350      93,375
   Royal Bank of Scotland plc,
      4.453%, Due 4/11/2008 ++ # ............................    435,500     435,505
      3.904%, Due 4/21/2008 ++ # ............................     50,000      50,001
      2.609%, Due 8/20/2008 ++ # ............................    150,000     150,000
   Toyota Motor Credit Corp.,
      4.248%, Due 4/15/2008 ++ ..............................    100,000     100,001
      2.77%, Due 6/17/2008 ++ ...............................     24,000      24,001
      4.616%, Due 7/7/2008 ++ ...............................     60,500      60,502
   Wells Fargo & Co., 2.898%, Due 8/14/2008 ++ ..............    150,000     150,000
                                                                           ---------
   TOTAL MEDIUM-TERM NOTES ..................................              1,932,464
                                                                           ---------
PROMISSORY NOTES - 3.36%
   Goldman Sachs Group, Inc., 3.08%, Due 5/9/2008 ++ ........    450,000     450,000
                                                                           ---------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 28.24%
   Bank of America, NA, 3.331%, Due 7/25/2008 ++ ............     18,300      18,302
   Barclays Bank plc, 2.85%, Due 6/11/2008 ..................    300,000     300,000
   BNP Paribas N.Y.,
      3.05%, Due 5/29/2008 ..................................     50,000      50,000
      2.85%, Due 6/10/2008 ..................................     45,800      45,796
      2.67%, Due 6/25/2008 ..................................    200,000     200,000
      2.89%, Due 8/15/2008 ..................................    100,000     100,000
      3.01%, Due 8/29/2008 ..................................     50,000      50,000
   Commonwealth Bank of Australia,
      3.85%, Due 4/23/2008 ..................................    100,000     100,000
      3.02%, Due 5/30/2008 ..................................    200,000     200,000
   Deutsche Bank N.Y., 2.579%, Due 6/19/2008 ++ .............    280,000     280,019
   Dexia Credit Local S.A., 3.08%, Due 5/30/2008 ............    250,000     250,000
   HSBC Bank USA, 3.294%, Due 7/28/2008 ++ ..................     71,000      71,018

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                                           PAR
                                                                         AMOUNT       VALUE
                                                                       ----------   ---------
                                                                       (DOLLARS IN THOUSANDS)
   Lloyds Bank N.Y.,
      4.32%, Due 4/10/2008 .........................................   $  100,000   $ 100,019
      3.10%, Due 4/28/2008 .........................................      125,000     125,000
      3.00%, Due 5/9/2008 ..........................................      150,000     150,000
      2.98%, Due 6/4/2008 ..........................................      300,000     300,000
   Nordea Bank Finland N.Y., 3.028%, Due 5/28/2008 ++ ..............       27,500      27,497
   Rabobank Nederland N.Y., 3.00%, Due 5/5/2008 ....................       60,000      59,995
   Royal Bank of Canada N.Y., 2.73%, Due 6/30/2008 .................      200,000     200,000
   Suntrust Bank, 4.809%, Due 4/2/2008 ++ ..........................       53,020      53,020
   Svenska Handelsbanken AB, 3.00%, Due 5/27/2008 ..................      250,000     250,000
   Toronto Dominion Bank N.Y.,
      3.10%, Due 4/30/2008 .........................................      100,000     100,000
      3.12%, Due 4/30/2008 .........................................      100,000     100,000
      2.65%, Due 6/25/2008 .........................................      200,000     200,000
      2.85%, Due 8/29/2008 .........................................      200,000     200,000
   UBS AG, 4.44%, Due 4/8/2008 .....................................      200,000     200,000
   Wachovia Bank, 2.592%, Due 6/20/2008 ++ .........................       50,000      50,009
                                                                                    ---------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ....................                3,780,675
                                                                                    ---------
COMMERCIAL PAPER - 32.65%
   Falcon Asset Securitization LLC,
      3.32%, Due 4/4/2008 ..........................................       75,254      75,233
      3.00%, Due 4/18/2008 .........................................       50,000      49,929
   Fountain Square Commercial Funding Corp., 3.75%, Due 4/1/2008 ...      300,000     300,000
   Gemini Securitization Corp. LLC,
      3.325%, Due 4/1/2008 .........................................      175,540     175,540
      3.30%, Due 4/9/2008 ..........................................       56,250      56,209
      3.05%, Due 4/16/2008 .........................................      100,000      99,873
      3.175%, Due 4/21/2008 ........................................      125,630     125,408
   General Electric Capital Corp.,
      2.98%, Due 5/16/2008 .........................................      250,000     249,069
      2.78%, Due 7/11/2008 .........................................      175,000     173,635
      2.76%, Due 7/15/2008 .........................................       50,000      49,597
      2.72%, Due 7/30/2008 .........................................       50,000      49,547
      2.78%, Due 7/31/2008 .........................................       50,000      49,533
      2.86%, Due 8/15/2008 .........................................      100,000      98,920
   ING (US) Funding LLC,
      4.41%, Due 4/8/2008 ..........................................       30,000      29,974
      4.41%, Due 4/9/2008 ..........................................       50,000      49,951
      2.97%, Due 5/27/2008 .........................................       75,000      74,653
      2.975%, Due 5/30/2008 ........................................       95,000      94,537
      2.925%, Due 6/23/2008 ........................................      122,700     121,873
   Jupiter Securitization LLC,
      3.10%, Due 4/10/2008 .........................................       41,296      41,264
      3.10%, Due 4/11/2008 .........................................       50,000      49,957

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                             PAR
                                                            AMOUNT         VALUE
                                                         ------------   ----------
                                                           (DOLLARS IN THOUSANDS)
   Kitty Hawk Funding Corp., 2.63%, Due 5/23/2008 ....   $    100,000   $   99,620
   Long Lane Master Trust IV,
      3.17%, Due 4/11/2008 ...........................         38,930       38,896
      3.16%, Due 4/17/2008 ...........................        100,403      100,262
      2.85%, Due 4/22/2008 ...........................         15,239       15,214
      3.12%, Due 5/23/2008 ...........................        150,000      149,324
   Nordea Bank Finland N.Y., 4.40%, Due 4/2/2008 .....        127,160      127,144
   Old Line Funding LLC,
      3.30%, Due 4/11/2008 ...........................         50,000       49,954
      3.00%, Due 5/9/2008 ............................        100,000       99,683
   Park Avenue Receivables Co. LLC,
      3.10%, Due 4/10/2008 ...........................        118,750      118,658
      3.10%, Due 4/11/2008 ...........................         26,561       26,538
   Rabobank USA Financial Co., 2.955%,
      Due 5/12/2008 ..................................         50,000       49,832
   Ranger Funding Co. LLC, 3.12%, Due 4/10/2008 ......        100,000       99,922
   Royal Bank of Canada N.Y., 2.70%, Due 6/5/2008 ....         77,590       77,212
   Sheffield Receivables Corp.,
      3.01%, Due 4/15/2008 ...........................         30,000       29,965
      3.15%, Due 4/17/2008 ...........................         62,000       61,913
   Ticonderoga Funding LLC,
      3.16%, Due 4/9/2008 ............................         24,008       23,991
      3.20%, Due 4/25/2008 ...........................        103,804      103,583
      3.03%, Due 5/1/2008 ............................         25,000       24,937
   Toyota Motor Credit Corp.,
      4.21%, Due 6/30/2008 ...........................        200,000      197,895
      2.92%, Due 7/3/2008 ............................         50,000       49,623
      2.76%, Due 8/21/2008 ...........................         75,000       74,183
      2.76%, Due 8/22/2008 ...........................        275,000      271,985
   Variable Funding Capital Co. LLC,
      3.18%, Due 4/7/2008 ............................         50,000       49,973
      3.21%, Due 4/9/2008 ............................        100,000       99,929
      3.18%, Due 4/22/2008 ...........................        200,000      199,629
      3.04%, Due 5/2/2008 ............................         50,000       49,869
   Windmill Funding Corp., 3.13%, Due 4/11/2008 ......         68,000       67,941
                                                                        ----------
   TOTAL COMMERCIAL PAPER ............................                   4,372,377
                                                                        ----------
TIME DEPOSITS - 2.17%
   Danske Bank, 3.188%, Due 4/1/2008 .................        200,000      200,000
   Societe Generale, 2.375%, Due 4/1/2008 ............         90,000       90,000
                                                                        ----------
   TOTAL TIME DEPOSITS ...............................                     290,000
                                                                        ----------

                                                            SHARES
                                                         ------------
SHORT TERM INVESTMENTS - 9.82%
   BlackRock Temp Fund ...............................    660,474,599      660,475

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                            SHARES         VALUE
                                                         ------------   ----------
							   (DOLLARS IN THOUSANDS)
   Dreyfus Institutional Cash Advantage Fund .........    654,724,081   $  654,724
                                                                        ----------
   TOTAL SHORT TERM INVESTMENTS                                          1,315,199
                                                                        ----------

                                                          PAR AMOUNT
                                                         ------------

REPURCHASE AGREEMENTS - 12.07%
   Bank of America, NA, 3.18%, Due 4/1/2008 (Held at
      Bank of New York, Collateralized by Mortgage
      Loan Obligations valued at $631,300,
      2/23/2036) .....................................   $    590,000       590,000

   Citigroup, Inc., 3.18%, Due 4/1/2008 (Held at Chase
      NYC, Collateralized by Mortgage Loan Obligations
      valued at $490,177, 2/28/2037 - 2/7/2038) ......        440,000       440,000

   Deutsche Bank Securities, Inc., 3.18%, Due 4/1/2008
      (Held at Bank of New York, Collateralized by
      Equity Securities valued at
      $262,500) ......................................        250,000       250,000

   Goldman Sachs Group, Inc., 2.75%, Due 4/1/2008
      (Held at Bank of New York, Collateralized by
      U.S. Government Agency Obligations valued at
      $200,098, 5.0% - 6.0%, 5/1/2034 - 12/1/2037) ...        196,174       196,174

   3.18%, Due 4/1/2008 (Held at Bank of New York,
      Collateralized by Mortgage Loan Obligations
      valued at $144,200, 1/1/2010 - 1/1/2014) .......        140,000       140,000
                                                                        -----------
   TOTAL REPURCHASE AGREEMENTS .......................                    1,616,174
                                                                        -----------
TOTAL INVESTMENTS - 102.74% (COST $13,756,889) .......                  $13,756,889
LIABILITIES, NET OF OTHER ASSETS - (2.74%) ...........                     (367,212)
                                                                        -----------
TOTAL NET ASSETS - 100.00% ...........................                   13,389,677
                                                                        ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $908,371 or 6.78% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolio's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Portfolio's investments as of March 31, 2008is as follows (in thousands):

                                                 Investments
Valuation Inputs                                in Securities
----------------                                -------------
Level 1 - Quoted Prices                          $ 1,315,199
Level 2 - Other significant observable inputs     12,841,690
Level 3 - Significant unobservable inputs                  0
                                                 -----------
Total                                            $13,756,889

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2008 is provided below.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
COMMON STOCKS -- 95.3%
CONSUMER DISCRETIONARY -- 8.6%
Abercrombie & Fitch Co.                                      15,846   $    1,159
Amazon.Com, Inc. (a)                                         54,892        3,914
Apollo Group, Inc. Class A (a)                               25,729        1,111
AutoNation, Inc. (a)                                         23,063          345
AutoZone, Inc. (a)                                            7,864          895
Bed Bath & Beyond, Inc. (a)                                  46,645        1,376
Best Buy Co., Inc.                                           64,119        2,658
Big Lots, Inc. (a)                                           17,227          384
Black & Decker Corp.                                         11,837          782
Brunswick Corp.                                              18,586          297
Carnival Corp.                                               77,250        3,127
CBS Corp. Class B                                           120,203        2,654
Centex Corp.                                                 24,082          583
Clear Channel Communications, Inc.                           88,647        2,590
Coach, Inc. (a)                                              63,128        1,903
Comcast Corp. Class A                                       537,848       10,402
D.R. Horton, Inc.                                            53,476          842
Darden Restaurants, Inc.                                     25,688          836
Dillard's, Inc. Class A                                      12,294          212
DIRECTV Group, Inc. (a)                                     128,877        3,195
Eastman Kodak Co.                                            54,482          963
eBay, Inc. (a)                                              198,703        5,929
EW Scripps Co. Class A                                       16,835          707
Expedia, Inc. (a)                                            39,215          858
Family Dollar Stores, Inc.                                   27,158          530
Ford Motor Co. (a)                                          383,580        2,194
Fortune Brands, Inc.                                         27,745        1,928
GameStop Corp. (a)                                           29,000        1,500
Gannett Co., Inc.                                            42,074        1,222
Gap, Inc.                                                    81,298        1,600
General Motors Corp.                                        103,845        1,978
Genuine Parts Co.                                            31,409        1,263
Goodyear Tire & Rubber Co. (a)                               45,757        1,181
H&R Block, Inc.                                              58,415        1,213
Harley-Davidson, Inc.                                        43,201        1,620
Harman International Industries, Inc.                        10,521          458
Hasbro, Inc.                                                 25,825          721
Home Depot, Inc.                                            305,312        8,540
Host Hotels & Resorts, Inc.                                  91,365        1,455
International Game Technology                                55,119        2,216
Interpublic Group of Cos., Inc. (a)                          83,694          704
JC Penney & Co., Inc.                                        40,310        1,520
Johnson Controls, Inc.                                      105,286        3,559
Jones Apparel Group, Inc.                                    13,434          180
KB HOME                                                      14,794          366
Kohl's Corp. (a)                                             56,933        2,442
Leggett & Platt, Inc.                                        34,198          522
Lennar Corp. Class A                                         27,931          525
Limited Brands                                               58,467        1,000
Liz Claiborne, Inc.                                          20,797          377
Lowe's Cos., Inc.                                           263,462        6,044
Macy's, Inc.                                                 78,723        1,815
Marriot International, Inc. Class A                          52,821        1,815
Mattel, Inc.                                                 66,976        1,333

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
McDonald's Corp.                                            205,825   $   11,479
McGraw-Hill, Inc.                                            56,766        2,098
Meredith Corp.                                                7,889          302
New York Times Co. Class A                                   29,122          550
Newell Rubbermaid, Inc.                                      51,593        1,180
News Corp. Class A                                          410,409        7,695
NIKE, Inc. Class B                                           68,052        4,628
Nordstrom, Inc.                                              30,833        1,005
Office Depot, Inc. (a)                                       51,256          566
OfficeMax, Inc.                                              15,131          290
Omnicom Group, Inc.                                          56,541        2,498
Polo Ralph Lauren Corp.                                      10,615          619
Pulte Homes, Inc.                                            42,826          623
Radioshack Corp.                                             27,503          447
Sears Holdings Corp. (a)                                     12,674        1,294
Sherwin-Williams Co.                                         18,396          939
Snap-On, Inc.                                                 9,512          484
Stanley Works                                                14,583          694
Staples, Inc.                                               123,933        2,740
Starbucks Corp. (a)                                         128,561        2,250
Starwood Hotels & Resorts Worldwide, Inc.                    33,647        1,741
Target Corp.                                                146,016        7,400
Tiffany & Co.                                                22,280          932
Time Warner, Inc.                                           638,473        8,951
TJX Cos., Inc.                                               77,106        2,550
V.F. Corp.                                                   15,193        1,178
Viacom, Inc. Class B (a)                                    113,922        4,514
Walt Disney Co.                                             336,345       10,555
Washington Post Co.                                           1,060          701
Wendy's International, Inc.                                  17,016          392
Whirlpool Corp.                                              13,761        1,194
Wyndham Worldwide Corp.                                      34,299          709
Yum! Brands, Inc.                                            84,192        3,133
                                                                      ----------
                                                                         185,874
                                                                      ----------
CONSUMER STAPLES -- 10.6%
Altria Group, Inc.                                          376,299        8,354
Anheuser-Busch Cos., Inc.                                   127,403        6,045
Archer-Daniels-Midland Co.                                  114,424        4,710
Avon Products, Inc.                                          77,160        3,051
Brown-Forman Corp. Class B                                   15,624        1,035
Campbell Soup Co.                                            41,465        1,408
Clorox Co.                                                   25,743        1,458
Coca-Cola Co.                                               357,811       21,780
Coca-Cola Enterprises, Inc.                                  53,901        1,304
Colgate-Palmolive Co.                                        90,901        7,082
ConAgra Foods, Inc.                                          85,775        2,054
Constellation Brands, Inc. Class A (a)                       37,226          658
Costco Wholesale Corp.                                       77,289        5,021
CVS Corp.                                                   255,832       10,364
Dean Foods Co.                                               25,258          507
Estee Lauder Cos, Inc. Class A                               20,552          942
General Mills, Inc.                                          61,032        3,655
H.J. Heinz Co.                                               55,669        2,615
Hershey Foods Corp.                                          29,582        1,114

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
Kellogg Co.                                                  45,935   $    2,414
Kimberly-Clark Corp.                                         76,000        4,906
Kraft Foods, Inc.                                           273,622        8,485
Kroger Co.                                                  121,576        3,088
McCormick & Co., Inc.                                        22,353          826
Molson Coors Brewing Co., Class B                            23,862        1,254
Pepsi Bottling Group, Inc.                                   26,453          897
PepsiCo, Inc.                                               286,656       20,697
Philip Morris International, Inc. (a)                       377,299       19,084
Procter & Gamble Co.                                        551,312       38,630
Reynolds American, Inc.                                      31,887        1,882
Safeway, Inc.                                                80,264        2,356
Sara Lee Corp.                                              129,634        1,812
SuperValu, Inc.                                              37,648        1,129
Sysco Corp.                                                 106,809        3,100
Tyson Foods, Inc., Class A                                   52,935          844
UST Corp.                                                    28,137        1,534
Wal-Mart Stores, Inc.                                       423,002       22,284
Walgreen Co.                                                176,718        6,731
Whole Foods Market, Inc.                                     25,433          839
Wrigley Wm., Jr. Co.                                         39,748        2,498
                                                                      ----------
                                                                         228,447
                                                                      ----------
ENERGY -- 12.3%
Anadarko Petroleum Corp.                                     83,326        5,252
Apache Corp.                                                 59,425        7,180
Baker Hughes, Inc.                                           54,878        3,759
BJ Services Co.                                              54,548        1,555
Cameron International Corp. (a)                              40,200        1,674
Chesapeake Energy Corp.                                      81,282        3,751
ChevronTexaco Corp.                                         371,946       31,749
ConocoPhillips                                              279,530       21,303
Devon Energy Corp.                                           79,351        8,279
El Paso Corp.                                               123,192        2,050
ENSCO International, Inc.                                    26,077        1,633
EOG Resources, Inc.                                          44,317        5,318
ExxonMobil Corp.                                            958,972       81,110
Halliburton Co.                                             158,834        6,247
Hess Corp.                                                   49,601        4,374
Marathon Oil Corp.                                          126,277        5,758
Murphy Oil Corp.                                             33,341        2,739
Nabors Industries, Ltd. (a)                                  52,404        1,770
National Oilwell Varco, Inc. (a)                             63,257        3,693
Noble Corp.                                                  48,918        2,430
Noble Energy, Inc.                                           31,210        2,272
Occidental Petroleum Corp.                                  146,944       10,752
Range Resources Corp.                                        27,200        1,726
Rowan Cos., Inc.                                             19,520          804
Schlumberger, Ltd.                                          214,275       18,642
Smith International, Inc.                                    35,334        2,269
Sunoco, Inc.                                                 21,584        1,132
Tesoro Corp.                                                 26,365          791
Transocean, Inc. (a)                                         57,535        7,779
Valero Energy Corp.                                          95,009        4,666
Weatherford International Ltd. (a)                           60,455        4,381

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Williams Cos., Inc.                                         106,068   $    3,498
XTO Energy, Inc.                                             90,821        5,618
                                                                      ----------
                                                                         265,954
                                                                      ----------
FINANCIALS -- 16.1%
ACE, Ltd.                                                    60,483        3,330
AFLAC, Inc.                                                  84,490        5,488
Allstate Corp.                                              101,806        4,893
Ambac Financial Group, Inc.                                  52,732          303
American Capital Strategies Ltd.                             34,302        1,172
American Express Co.                                        206,364        9,022
American International Group, Inc.                          451,366       19,522
Ameriprise Financial, Inc.                                   39,907        2,069
AON Corp.                                                    54,747        2,201
Apartment Investment & Management Co. Class A                17,797          637
Assurant, Inc.                                               17,131        1,043
AvalonBay Communities, Inc.                                  13,353        1,289
Bank of America Corp.                                       795,598       30,161
Bank of New York Mellon Corp.                               206,285        8,608
BB&T Corp.                                                   96,670        3,099
Bear Stearns Cos., Inc.                                      21,168          222
Boston Properties, Inc.                                      21,667        1,995
Capital One Financial Corp.                                  66,063        3,252
CB Richard Ellis Group, Inc. Class A (a)                     29,875          646
Charles Schwab Corp.                                        166,093        3,128
Chubb Corp.                                                  65,575        3,245
Cincinnati Financial Corp.                                   31,514        1,199
CIT Group, Inc.                                              35,142          416
Citigroup, Inc.                                             931,802       19,959
CME Group, Inc.                                               9,441        4,429
Comerica, Inc.                                               27,144          952
Countrywide Financial Corp.                                 100,246          551
Developers Diversified Realty Corp.                          23,024          964
Discover Financial Services                                  85,605        1,401
E*Trade Financial Corp. (a)                                  81,315          314
Equity Residential                                           49,057        2,035
Fannie Mae                                                  173,850        4,576
Federal Home Loan Mortgage Corp.                            118,839        3,009
Federated Investors, Inc. Class B                            15,270          598
Fidelity National Information Services, Inc.                 30,977        1,181
Fifth Third Bancorp                                          93,616        1,958
First Horizon National Corp.                                 25,172          353
Franklin Resources, Inc.                                     28,380        2,753
General Growth Properties, Inc.                              45,893        1,752
Genworth Financial, Inc. Class A                             80,451        1,821
Goldman Sachs Group, Inc.                                    70,570       11,672
Hartford Financial Services Group, Inc.                      56,197        4,258
HCP, Inc.                                                    37,700        1,275
Hudson City Bancorp, Inc.                                    95,292        1,685
Huntington Bancshares, Inc.                                  64,656          695
IntercontinentalExchange, Inc. (a)                           12,680        1,655
J.P. Morgan Chase & Co.                                     608,211       26,123

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
FINANCIALS -- (CONTINUED)
Janus Capital Group, Inc.                                    29,407   $      684
KeyCorp                                                      70,475        1,547
Kimco Realty Corp.                                           45,869        1,797
Legg Mason, Inc.                                             25,142        1,407
Lehman Brothers Holdings, Inc.                               94,028        3,539
Leucadia National Corp.                                      31,736        1,435
Lincoln National Corp.                                       46,692        2,428
Loews Corp.                                                  77,790        3,129
M & T Bank Corp.                                             14,137        1,138
Marsh & McLennan Cos., Inc.                                  91,753        2,234
Marshall & Ilsley Corp.                                      45,493        1,055
MBIA, Inc.                                                   41,484          507
Merrill Lynch & Co., Inc.                                   173,190        7,056
MetLife, Inc.                                               126,456        7,620
MGIC Investment Corp.                                        16,800          177
Moody's Corp.                                                38,966        1,357
Morgan Stanley                                              197,230        9,013
National City Corp.                                         115,554        1,150
Northern Trust Corp.                                         33,806        2,247
NYSE Euronext                                                48,600        2,999
Plum Creek Timber Co., Inc.                                  30,811        1,254
PNC Financial Services Group, Inc.                           60,451        3,964
Principal Financial Group, Inc.                              46,591        2,596
Progressive Corp.                                           121,701        1,956
ProLogis                                                     45,591        2,683
Prudential Financial, Inc.                                   79,439        6,216
Public Storage, Inc.                                         23,087        2,046
Regions Financial Corp.                                     122,289        2,415
SAFECO Corp.                                                 16,950          744
Simon Property Group, Inc.                                   39,600        3,679
SLM Corp. (a)                                                85,854        1,318
Sovereign Bancorp, Inc.                                      65,974          615
State Street Corp. (b)                                       69,525        5,492
SunTrust Banks, Inc.                                         62,218        3,431
T. Rowe Price Group, Inc.                                    48,675        2,434
Torchmark Corp.                                              15,621          939
Travelers Cos, Inc.                                         110,404        5,283
U.S. Bancorp                                                308,952        9,998
Unum Group                                                   61,629        1,356
Vornado Realty Trust                                         23,734        2,046
Wachovia Corp.                                              353,878        9,555
Washington Mutual, Inc.                                     159,441        1,642
Wells Fargo Co.                                             589,893       17,166
Western Union Co.                                           135,385        2,880
XL Capital, Ltd. Class A                                     33,044          976
Zions Bancorp                                                20,553          936
                                                                      ----------
                                                                         349,048
                                                                      ----------
HEALTH CARE -- 11.1%
Abbott Laboratories                                         276,406       15,244
Aetna, Inc.                                                  88,050        3,706
Allergan, Inc.                                               54,092        3,050
AmerisourceBergen Corp.                                      29,893        1,225
Amgen, Inc. (a)                                             194,036        8,107

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Applera Corp. - Applied Biosystems Group                     29,573   $      972
Barr Pharmaceuticals, Inc. (a)                               18,923          914
Baxter International, Inc.                                  114,461        6,618
Becton, Dickinson & Co.                                      43,597        3,743
Biogen Idec, Inc. (a)                                        52,231        3,222
Boston Scientific Corp. (a)                                 244,634        3,148
Bristol-Myers Squibb Co.                                    357,738        7,620
C.R. Bard, Inc.                                              17,597        1,696
Cardinal Health, Inc.                                        64,557        3,390
Celgene Corp. (a)                                            77,318        4,739
CIGNA Corp.                                                  51,496        2,089
Coventry Health Care, Inc. (a)                               27,603        1,114
Covidien Ltd.                                                88,504        3,916
Eli Lilly & Co.                                             178,675        9,218
Express Scripts, Inc. (a)                                    44,699        2,875
Forest Laboratories, Inc. (a)                                54,802        2,193
Genzyme Corp. (a)                                            48,492        3,615
Gilead Sciences, Inc. (a)                                   165,799        8,544
Hospira, Inc. (a)                                            28,503        1,219
Humana, Inc. (a)                                             31,507        1,413
IMS Health, Inc.                                             34,732          730
Johnson & Johnson                                           507,349       32,912
King Pharmaceuticals, Inc. (a)                               39,792          346
Laboratory Corp. of America Holdings (a)                     19,222        1,416
McKesson Corp.                                               51,155        2,679
Medco Health Solutions, Inc. (a)                             93,068        4,075
Medtronic, Inc.                                             200,578        9,702
Merck & Co., Inc.                                           387,419       14,702
Millipore Corp. (a)                                           9,535          643
Mylan Laboratories Inc.                                      51,709          600
Patterson Cos., Inc. (a)                                     25,094          911
Pfizer, Inc.                                              1,210,571       25,337
Quest Diagnostics, Inc.                                      28,100        1,272
Schering-Plough Corp.                                       288,655        4,159
St. Jude Medical, Inc. (a)                                   60,726        2,623
Stryker Corp.                                                43,489        2,829
Tenet Healthcare Corp. (a)                                   95,470          540
Thermo Fisher Scientific, Inc. (a)                           75,524        4,293
UnitedHealth Group, Inc.                                    223,196        7,669
Varian Medical Systems, Inc. (a)                             22,860        1,071
Watson Pharmaceuticals, Inc. (a)                             17,346          509
Wellpoint, Inc. (a)                                          96,238        4,247
Wyeth                                                       238,987        9,980
Zimmer Holdings, Inc. (a)                                    42,152        3,282
                                                                      ----------
                                                                         240,117
                                                                      ----------
INDUSTRIALS -- 11.7%
3M Co.                                                      126,372       10,002
Allied Waste Industries, Inc. (a)                            51,430          556
Avery Dennison Corp.                                         20,488        1,009
Boeing Co.                                                  136,588       10,158
Burlington Northern Santa Fe Corp.                           53,782        4,960
Caterpillar, Inc.                                           111,379        8,720
CH Robinson Worldwide, Inc.                                  30,461        1,657

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INDUSTRIALS -- (CONTINUED)
Cintas Corp.                                                 25,088   $      716
Cooper Industries, Ltd.                                      32,034        1,286
CSX Corp.                                                    71,638        4,017
Cummins, Inc.                                                37,058        1,735
Danaher Corp.                                                45,086        3,428
Deere & Co.                                                  77,737        6,253
Domtar Corp. (a)(c)                                              11           --
Dover Corp.                                                  36,195        1,512
Eaton Corp.                                                  26,595        2,119
Emerson Electric Co.                                        140,348        7,222
Equifax, Inc.                                                23,683          817
Expeditors International Washington, Inc.                    37,320        1,686
FedEx Corp.                                                  55,100        5,106
Fluor Corp.                                                  15,630        2,206
General Dynamics Corp.                                       71,661        5,974
General Electric Co.                                      1,789,733       66,238
Goodrich Co.                                                 22,145        1,274
Honeywell International, Inc.                               132,781        7,492
Illinois Tool Works, Inc.                                    72,471        3,495
Ingersoll-Rand Co. Class A                                   47,921        2,136
ITT Industries, Inc.                                         33,792        1,751
Jacobs Engineering Group, Inc. (a)                           22,600        1,663
L-3 Communications Holdings, Inc.                            22,503        2,461
Lockheed Martin Corp.                                        61,052        6,062
Manitowoc Co., Inc.                                          24,000          979
Masco Corp.                                                  67,523        1,339
Monster Worldwide, Inc. (a)                                  22,609          547
Norfolk Southern Corp.                                       66,755        3,626
Northrop Grumman Corp.                                       60,811        4,732
PACCAR, Inc.                                                 64,874        2,919
Pall Corp.                                                   22,209          779
Parker-Hannifin Corp.                                        29,603        2,051
Pitney Bowes, Inc.                                           36,727        1,286
Precision Castparts Corp.                                    25,307        2,583
R.R. Donnelley & Sons Co.                                    40,209        1,219
Raytheon Co.                                                 75,882        4,903
Robert Half International, Inc.                              31,140          802
Rockwell Automation, Inc.                                    27,505        1,579
Rockwell Collins, Inc.                                       30,231        1,728
Ryder Systems, Inc.                                           9,821          598
Southwest Airlines Co.                                      128,486        1,593
Terex Corp. (a)                                              19,035        1,190
Textron, Inc.                                                45,639        2,529
Total System Services, Inc.                                  37,575          889
Tyco Electronics Ltd.                                        86,204        2,959
Tyco International Ltd.                                      87,961        3,875
Union Pacific Corp.                                          47,284        5,928
United Parcel Service, Inc. Class B                         184,946       13,505
United Technologies Corp.                                   175,478       12,076
W.W. Grainger, Inc.                                          12,169          930
Waste Management, Inc.                                       90,439        3,035
                                                                      ----------
                                                                         253,890
                                                                      ----------

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- 14.4%
Adobe Systems, Inc. (a)                                     103,057   $    3,668
Advanced Micro Devices, Inc. (a)                            114,986          677
Affiliated Computer Services, Inc. Class A (a)               16,737          839
Agilent Technologies, Inc. (a)                               67,168        2,004
Akamai Technologies, Inc. (a)                                29,424          829
Altera Corp.                                                 52,854          974
Analog Devices, Inc.                                         54,069        1,596
Apple Computer, Inc. (a)                                    157,384       22,585
Applied Materials, Inc.                                     240,707        4,696
Autodesk, Inc. (a)                                           41,876        1,318
Automatic Data Processing, Inc.                              92,817        3,935
BMC Software, Inc. (a)                                       35,721        1,162
Broadcom Corp. Class A (a)                                   85,359        1,645
CA, Inc.                                                     68,199        1,534
CIENA Corp. (a)                                              14,529          448
Cisco Systems, Inc. (a)                                   1,067,319       25,712
Citrix Systems, Inc. (a)                                     33,467          982
Cognizant Technology Solutions Corp. Class A (a)             54,284        1,565
Computer Sciences Corp. (a)                                  30,744        1,254
Compuware Corp. (a)                                          54,650          401
Convergys Corp. (a)                                          20,035          302
Corning, Inc.                                               280,676        6,747
Dell, Inc. (a)                                              405,350        8,075
Electronic Arts, Inc. (a)                                    55,800        2,786
Electronic Data Systems Corp.                                91,816        1,529
EMC Corp. (a)                                               373,884        5,362
Fiserv, Inc. (a)                                             29,952        1,440
Google, Inc. Class A (a)                                     41,490       18,275
Hewlett-Packard Co.                                         441,216       20,146
IAC (a)                                                      34,889          724
Intel Corp.                                               1,036,056       21,944
International Business Machines Corp.                       247,942       28,548
Intuit, Inc. (a)                                             61,163        1,652
Jabil Circuit, Inc.                                          39,951          378
Juniper Networks, Inc. (a)                                   92,093        2,302
KLA-Tencor Corp.                                             33,505        1,243
Lexmark International Group, Inc. Class A (a)                15,842          487
Linear Technology Corp.                                      40,863        1,254
LSI Logic Corp. (a)                                         112,662          558
MEMC Electronic Materials, Inc. (a)                          40,878        2,898
Microchip Technology, Inc.                                   33,189        1,086
Micron Technology, Inc. (a)                                 142,362          850
Microsoft Corp.                                           1,434,035       40,698
Molex, Inc.                                                  24,805          574
Motorola, Inc.                                              399,965        3,720
National Semiconductor Corp.                                 41,596          762
Network Appliance, Inc. (a)                                  61,157        1,226
Novell, Inc. (a)                                             68,720          432
Novellus Systems, Inc. (a)                                   20,030          422
NVIDIA Corp. (a)                                            100,756        1,994
Oracle Corp. (a)                                            707,262       13,834

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Paychex, Inc.                                                58,038   $    1,988
PerkinElmer, Inc.                                            21,118          512
QLogic Corp. (a)                                             24,322          373
QUALCOMM, Inc.                                              288,111       11,813
SanDisk Corp. (a)                                            40,167          907
Sun Microsystems, Inc. (a)                                  145,841        2,265
Symantec Corp. (a)                                          152,663        2,537
Tellabs, Inc. (a)                                            85,030          463
Teradata Corp. (a)                                           33,520          739
Teradyne, Inc. (a)                                           27,649          343
Texas Instruments, Inc.                                     236,399        6,683
Unisys Corp. (a)                                             69,807          309
VeriSign, Inc. (a)                                           40,321        1,340
Waters Corp. (a)                                             18,865        1,051
Xerox Corp.                                                 161,834        2,423
Xilinx, Inc.                                                 52,602        1,249
Yahoo!, Inc. (a)                                            241,219        6,978
                                                                      ----------
                                                                         312,045
                                                                      ----------
MATERIALS -- 3.6%
Air Products & Chemicals, Inc.                               38,009        3,497
Alcoa, Inc.                                                 144,949        5,227
Allegheny Technologies, Inc.                                 17,528        1,251
Ashland, Inc.                                                10,700          506
Ball Corp.                                                   17,562          807
Bemis Co., Inc.                                              17,262          439
Consol Energy, Inc.                                          33,573        2,323
Dow Chemical Co.                                            167,428        6,170
E.I. du Pont de Nemours & Co.                               160,412        7,501
Eastman Chemical Co.                                         15,004          937
Ecolab, Inc.                                                 32,966        1,432
Freeport-McMoRan Copper & Gold, Inc. Class B                 68,252        6,567
Hercules, Inc.                                               23,050          422
International Flavors & Fragrances, Inc.                     14,331          631
International Paper Co.                                      78,611        2,138
MeadWestvaco Corp.                                           32,320          880
Monsanto Co.                                                 97,955       10,922
Newmont Mining Corp.                                         80,406        3,642
Nucor Corp.                                                  51,454        3,485
Pactiv Corp. (a)                                             23,915          627
Peabody Energy Corp.                                         48,324        2,464
PPG Industries, Inc.                                         29,871        1,807
Praxair, Inc.                                                55,711        4,692
Rohm & Haas Co.                                              21,706        1,174
Sealed Air Corp.                                             28,492          719
Sigma-Aldrich Corp.                                          24,234        1,446
Titanium Metals Corp.                                        16,600          250
United States Steel Corp.                                    21,578        2,738
Vulcan Materials Co.                                         20,361        1,352
Weyerhaeuser Co.                                             36,937        2,402
                                                                      ----------
                                                                          78,448
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.3%
American Tower Corp. (a)                                     71,500        2,804

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
AT&T, Inc.                                                1,081,350   $   41,416
CenturyTel, Inc.                                             20,441          679
Citizens Communications Co.                                  60,384          633
Embarq Corp.                                                 27,597        1,107
JDS Uniphase Corp. (a)                                       42,723          572
Qwest Communications International, Inc.                    283,890        1,286
Sprint Nextel Corp.                                         504,565        3,376
Verizon Communications, Inc.                                513,766       18,727
Windstream Corp.                                             79,613          951
                                                                      ----------
                                                                          71,551
                                                                      ----------
UTILITIES -- 3.6%
AES Corp. (a)                                               117,495        1,959
Allegheny Energy, Inc.                                       30,759        1,553
Ameren Corp.                                                 39,060        1,720
American Electric Power Co., Inc.                            73,152        3,045
CenterPoint Energy, Inc.                                     57,611          822
CMS Energy Corp.                                             38,856          526
Consolidated Edison, Inc.                                    47,752        1,896
Constellation Energy Group, Inc.                             31,414        2,773
Dominion Resources, Inc.                                    104,362        4,262
DTE Energy Co.                                               30,584        1,189
Duke Energy Corp.                                           224,120        4,001
Dynegy, Inc. (a)                                             95,490          753
Edison International                                         59,819        2,932
Entergy Corp.                                                34,598        3,774
Exelon Corp.                                                118,121        9,600
FirstEnergy Corp.                                            54,107        3,713
FPL Group, Inc.                                              72,421        4,544
Integrys Energy Group, Inc.                                  12,916          602
Nicor, Inc.                                                   9,100          305
NiSource, Inc.                                               49,982          862
Pepco Holdings, Inc.                                         36,900          912
PG&E Corp.                                                   64,726        2,383
Pinnacle West Capital Corp.                                  17,760          623
PPL Corp.                                                    66,075        3,034
Progress Energy, Inc.                                        46,981        1,959
Public Service Enterprise Group, Inc.                        90,124        3,622
Questar Corp.                                                30,268        1,712
Sempra Energy                                                46,086        2,456
Southern Co.                                                135,943        4,841
Spectra Energy Corp.                                        111,598        2,539
TECO Energy, Inc.                                            35,651          569
Trane, Inc.                                                  31,030        1,424
Xcel Energy, Inc.                                            77,251        1,541
                                                                      ----------
                                                                          78,446
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,379,398,271)                                                  2,063,820
                                                                      ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                             PAR        MARKET
                                                            AMOUNT      VALUE
                                                            (000)       (000)
                                                          ---------   ----------
U.S. GOVERNMENT SECURITIES -- 0.1%
United States Treasury Bill 1.6% due
06/12/08 (d)(e)                                           $   2,936   $    2,927
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $2,926,810)                                                          2,927
                                                                      ----------

                                                            SHARES
                                                            (000)
                                                          ---------
MONEY MARKET FUNDS -- 2.0%
AIM Short Term Investment Prime Portfolio                    43,252   $   43,252
Federated Money Market Obligations Trust                        560          560
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $43,811,427)                                                        43,812
                                                                      ----------
TOTAL INVESTMENTS -- 97.4%
(identified cost $1,426,136,508)(f)(+)                                 2,110,559
LIABILITIES IN EXCESS OF ASSETS -- 2.6%                                   56,680
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,167,239
                                                                      ==========

(a)  Non-income producing security

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008 was $793,084,779 and $108,662,493,
     respectively, resulting in net unrealized appreciation of investments of $684,422,286.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                                            NUMBER     UNREALIZED
                                                              OF      DEPRECIATION
                                                          CONTRACTS      (000)
                                                          ---------   ------------
Schedule of Futures  Contracts
S&P 500 Financial Futures Contracts (long) Expiration
   Date 06/2008                                              791        $(4,853)
                                                                        -------
Total unrealized depreciation on open futures contracts
   purchased                                                            $(4,853)
                                                                        -------

(+) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

     maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

          - Level 1 - quoted prices in active markets for identical securities

          - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                SECURITIES       INSTRUMENTS*
- ----------------              --------------   ---------------
Level 1 - Quoted Prices       $2,063,820,557     $(4,853,440)
                              --------------     -----------
Level 2 - Other Significant
   Observable Inputs              46,738,237              --
                              --------------     -----------
Level 3 - Significant
   Unobservable Inputs                    --              --
                              --------------     -----------
   TOTAL                      $2,110,558,794     $(4,853,440)
                              ==============     ===========

*    Other financial instruments include futures contracts

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2008 is listed in the Portfolio of Investments.

                                                                                                     Income Earned
                                      Shares purchased    Shares sold                                  for the
                                          for the          for the                        Value at  3 months ended   Realized Gain
     Security       Number of shares   3 months ended   3 months ended  Number of shares   3/31/08      3/31/08     on shares sold
    Description     held at 12/31/07       3/31/08          3/31/08      held at 3/31/08    (000)       (000)            (000)
- ------------------  ----------------  ----------------  --------------  ----------------  --------  --------------  -------------
State Street Corp.       70,325             2,900            3,700           69,525        $5,492        $16              $59

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2008 is provided below.


BlackRock Small Cap Index Fund
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                  Beneficial
                                                    Interest
                                                       (000)     Mutual Funds                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                     $40,841     Master Small Cap Index Series of Quantitative
                                                                 Master Series LLC                                    $ 103,058,349
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments  (Cost - $82,229,409) - 100.1%       103,058,349
                                                                 Liabilities in Excess of Other Assets - (0.1%)             (56,399)
                                                                                                                      -------------
                                                                 Net Assets - 100.0%                                  $ 103,001,950
                                                                                                                      =============

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%                              6,900   DG FastChannel, Inc. (a)                               $   132,342
                                                        10,200   Greenfield Online, Inc. (a)                                120,972
                                                        14,100   inVentiv Health, Inc. (a)                                  406,221
                                                        12,900   Marchex, Inc. Class B (b)                                  128,742
                                                        19,070   National CineMedia, Inc.                                   428,694
                                                        21,800   Valassis Communications, Inc. (a)                          236,530
                                                        44,880   ValueClick, Inc. (a)                                       774,180
                                                                                                                        -----------
                                                                                                                          2,227,681
- ---------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%                                         3,600   AeroVironment, Inc. (a)                                     73,620
                                                         6,200   Argon ST, Inc. (a)                                         105,462
                                                        19,968   Curtiss-Wright Corp.                                       828,273
                                                        11,526   Heico Corp. (b)                                            561,892
                                                         6,700   Ladish Co., Inc. (a)                                       241,200
                                                         4,000   MTC Technologies, Inc. (a)                                  95,120
                                                        16,313   Moog, Inc. Class A (a)                                     688,572
                                                        26,735   Orbital Sciences Corp. (a)                                 644,314
                                                        15,734   Teledyne Technologies, Inc. (a)                            739,498
                                                         4,600   TransDigm Group, Inc. (a)                                  170,430
                                                                                                                        -----------
                                                                                                                          4,148,381
- ---------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%                   1,500   Alico, Inc.                                                 66,225
                                                         7,100   The Andersons, Inc.                                        316,731
                                                         5,700   Cadiz, Inc. (a)(b)                                          87,666
                                                                                                                        -----------
                                                                                                                            470,622
- ---------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                                    16,868   AAR Corp. (a)                                              459,990
                                                        22,400   ABX Holdings, Inc. (a)                                      65,856
                                                        41,520   AirTran Holdings, Inc. (a)                                 274,032
                                                        17,298   Alaska Air Group, Inc. (a)                                 339,387
                                                         1,500   Allegiant Travel Co. (a)                                    39,630
                                                         6,100   Atlas Air Worldwide Holdings, Inc. (a)                     335,500
                                                         9,185   Bristow Group, Inc. (a)                                    492,959
                                                        26,100   ExpressJet Holdings, Inc. (a)                               68,643
                                                        80,600   JetBlue Airways Corp. (a)(b)                               467,480
                                                         6,000   PHI, Inc. (a)                                              189,240
                                                         8,800   Pinnacle Airlines Corp. (a)                                 76,824
                                                        14,600   Republic Airways Holdings, Inc. (a)                        316,236
                                                        27,500   SkyWest, Inc.                                              580,800
                                                                                                                        -----------
                                                                                                                          3,706,577
- ---------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.3%                                         13,192   Century Aluminum Co. (a)                                   873,838
                                                         6,800   Kaiser Aluminum Corp.                                      471,240
                                                                                                                        -----------
                                                                                                                          1,345,078
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                         10,043   Aftermarket Technology Corp. (a)                           195,236
                                                        10,050   Commercial Vehicle Group, Inc. (a)                          99,595
                                                         7,700   Standard Motor Products, Inc.                               47,124
                                                        10,099   Superior Industries International, Inc. (b)                209,554
                                                                                                                        -----------
                                                                                                                            551,509
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original                                    20,300   American Axle & Manufacturing Holdings, Inc.               416,150
Equipment - 0.6%                                        10,000   Amerigon Inc. (a)                                          147,900

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        32,300   ArvinMeritor, Inc.                                     $   404,073
                                                        41,000   Hayes Lemmerz International, Inc. (a)                      114,390
                                                        34,480   Lear Corp. (a)                                             893,377
                                                         5,900   Noble International Ltd.                                    36,875
                                                         3,773   Sauer-Danfoss, Inc.                                         83,534
                                                         6,700   Stoneridge, Inc. (a)                                        90,115
                                                        19,800   Tenneco, Inc. (a)                                          553,212
                                                        59,000   Visteon Corp. (a)                                          221,840
                                                                                                                        -----------
                                                                                                                          2,961,466
- ---------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                              8,300   Accuride Corp. (a)                                          67,894
                                                        28,700   Force Protection, Inc. (a)(b)                               56,826
                                                         3,400   Miller Industries, Inc. (a)                                 32,742
                                                        14,094   Modine Manufacturing Co.                                   204,222
                                                        14,900   Spartan Motors, Inc.                                       126,054
                                                        14,145   Wabash National Corp.                                      127,164
                                                                                                                        -----------
                                                                                                                            614,902
- ---------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                             13,500   Signature Bank (a)                                         344,250
- ---------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 5.5%                      4,984   1st Source Corp.                                           104,913
                                                         6,280   Abington Bancorp, Inc.                                      64,810
                                                        10,118   Amcore Financial, Inc.                                     205,901
                                                         8,150   AmericanWest Bancorp                                        71,068
                                                         6,400   Ameris Bancorp                                             102,784
                                                         2,990   Bancfirst Corp.                                            136,882
                                                        12,600   Banco Latinoamericano de Exportaciones, SA 'E'             194,040
                                                         5,515   The Bancorp, Inc. (a)                                       66,621
                                                        10,800   BankFinancial Corp.                                        171,828
                                                         5,700   Bank of the Ozarks, Inc.                                   136,230
                                                         7,213   Banner Corp.                                               166,188
                                                        13,600   Beneficial Mutual Bancorp, Inc. (a)                        134,504
                                                        16,933   Boston Private Financial Holdings, Inc.                    179,320
                                                        30,265   CVB Financial Corp.                                        315,059
                                                         4,721   Capital City Bank Group, Inc. (b)                          136,909
                                                         5,000   Capital Corp. of the West                                   40,100
                                                         6,700   Capitol Bancorp Ltd.                                       141,638
                                                        10,525   Cascade Bancorp (b)                                        100,619
                                                        23,144   Cathay General Bancorp (b)                                 479,775
                                                        20,600   Centennial Bank Holdings, Inc. (a)                         129,368
                                                         5,100   Center Financial Corp.                                      46,206
                                                        13,148   Central Pacific Financial Corp.                            247,840
                                                        11,348   Chemical Financial Corp.                                   270,536
                                                        34,287   Citizens Banking Corp.                                     426,187
                                                         6,398   CityBank                                                   142,483
                                                         7,793   City Holding Co.                                           310,941
                                                         2,600   Clifton Savings Bancorp, Inc.                               26,208
                                                         8,826   CoBiz Financial, Inc.                                      114,914
                                                         8,241   Columbia Banking System, Inc.                              184,433
                                                         5,000   Community Bancorp (a)                                       67,800

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        13,700   Community Bank System, Inc.                            $   336,472
                                                         7,023   Community Trust Bancorp, Inc.                              205,774
                                                        17,904   Corus Bankshares, Inc. (b)                                 174,206
                                                         4,200   Enterprise Financial Services Corp. (b)                    105,000
                                                         4,136   First Bancorp                                               82,430
                                                        41,800   First BanCorp (b)                                          424,688
                                                        11,214   First Busey Corp. (b)                                      236,840
                                                        14,723   First Charter Corp.                                        393,251
                                                        33,640   First Commonwealth Financial Corp. (b)                     389,888
                                                        11,811   First Community Bancorp, Inc.                              317,125
                                                         4,694   First Community Bancshares, Inc.                           170,955
                                                        15,287   First Financial Bancorp                                    205,610
                                                         9,453   First Financial Bankshares, Inc. (b)                       387,384
                                                         5,144   First Financial Corp.                                      158,332
                                                         8,446   First Merchants Corp.                                      241,049
                                                        21,300   First Midwest Bancorp, Inc.                                591,501
                                                         4,000   First Regional Bancorp (a)                                  65,600
                                                         4,100   First South Bancorp, Inc. (b)                               92,250
                                                         9,600   First State Bancorp.                                       128,544
                                                        36,300   FirstMerit Corp.                                           749,958
                                                        12,600   Franklin Bank Corp. (a)(b)                                  38,178
                                                        18,866   Frontier Financial Corp. (b)                               333,551
                                                        23,864   Glacier Bancorp, Inc. (b)                                  457,473
                                                         5,400   Greene County Bancshares, Inc.                              95,526
                                                        12,054   Hancock Holding Co.                                        506,509
                                                        17,704   Hanmi Financial Corp.                                      130,832
                                                        12,636   Harleysville National Corp. (b)                            182,211
                                                         4,500   Heartland Financial USA, Inc. (b)                           95,220
                                                         6,300   Heritage Commerce Corp.                                    115,479
                                                         4,300   Home Bancshares, Inc.                                       89,741
                                                         6,545   Independent Bank Corp./MA                                  193,405
                                                        10,545   Independent Bank Corp./MI                                  109,457
                                                         9,674   Integra Bank Corp.                                         156,719
                                                        21,810   International Bancshares Corp.                             492,470
                                                        23,200   Investors Bancorp, Inc. (a)                                356,120
                                                         9,148   Irwin Financial Corp.                                       48,576
                                                         7,005   Lakeland Bancorp, Inc.                                      90,575
                                                         5,700   Lakeland Financial Corp.                                   129,105
                                                        16,283   MB Financial, Inc.                                         501,191
                                                         7,427   Macatawa Bank Corp. (b)                                     77,315
                                                         6,719   MainSource Financial Group, Inc.                           104,145
                                                        10,380   Midwest Banc Holdings, Inc.                                132,656
                                                        14,713   NBT Bancorp, Inc.                                          326,629
                                                        10,500   Nara Bancorp, Inc.                                         136,395
                                                        34,965   National Penn Bancshares, Inc. (b)                         636,013
                                                         6,500   Northfield Bancorp, Inc. (a)                                66,625
                                                        29,995   Old National Bancorp                                       539,910

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         5,622   Old Second Bancorp, Inc.                               $   149,320
                                                         5,241   Omega Financial Corp.                                      163,519
                                                         9,518   Oriental Financial Group                                   187,600
                                                        21,262   Pacific Capital Bancorp                                    457,133
                                                         5,515   Park National Corp. (b)                                    390,738
                                                         5,010   Peoples Bancorp, Inc.                                      120,791
                                                         8,900   Pinnacle Financial Partners, Inc. (a)                      227,840
                                                         8,000   Piper Jaffray Cos. (a)                                     271,680
                                                         4,450   Preferred Bank                                              74,271
                                                         8,596   PrivateBancorp, Inc. (b)                                   270,516
                                                        16,100   Prosperity Bancshares, Inc.                                461,426
                                                        14,824   Provident Bankshares Corp.                                 159,210
                                                         9,798   Renasant Corp.                                             220,455
                                                         2,954   Republic Bancorp, Inc. Class A                              55,772
                                                         2,533   Royal Bancshares of Pennsylvania Class A                    36,653
                                                        11,263   S&T Bancorp, Inc.                                          362,331
                                                         3,763   SCBT Financial Corp.                                       127,189
                                                        15,000   SVB Financial Group (a)                                    654,600
                                                         5,430   SY Bancorp, Inc.                                           126,193
                                                         7,314   Sandy Spring Bancorp, Inc.                                 201,281
                                                         1,203   Santander BanCorp                                           12,162
                                                         7,058   Seacoast Banking Corp. of Florida (b)                       77,285
                                                         9,968   Security Bank Corp. (b)                                     79,246
                                                         3,700   Sierra Bancorp                                              79,957
                                                         5,400   Simmons First National Corp. Class A                       160,542
                                                        32,200   The South Financial Group, Inc.                            478,492
                                                         5,380   Southside Bancshares, Inc.                                 129,497
                                                         6,800   Southwest Bancorp, Inc.                                    119,068
                                                        33,914   Sterling Bancshares, Inc.                                  337,105
                                                        11,402   Sterling Financial Corp.                                   198,965
                                                         4,700   Suffolk Bancorp                                            148,896
                                                         5,170   Sun Bancorp, Inc. (a)                                       68,089
                                                        17,300   Superior Bancorp (a)(b)                                     85,981
                                                        38,356   Susquehanna Bancshares, Inc.                               781,312
                                                         2,800   Taylor Capital Group, Inc.                                  45,976
                                                        10,861   Texas Capital Bancshares, Inc. (a)                         183,334
                                                         3,040   Tompkins Trustco, Inc.                                     149,568
                                                         6,578   Trico Bancshares                                           113,865
                                                        34,261   TrustCo Bank Corp. NY (b)                                  304,580
                                                        22,127   Trustmark Corp.                                            492,990
                                                        45,500   UCBH Holdings, Inc.                                        353,080
                                                        13,952   UMB Financial Corp.                                        574,822
                                                        27,080   Umpqua Holdings Corp. (b)                                  420,011
                                                         4,700   Union Bankshares Corp.                                      91,039
                                                        17,400   United Bankshares, Inc.                                    463,710
                                                        18,800   United Community Banks, Inc. (b)                           319,224
                                                         2,200   United Security Bancshares (b)                              36,960

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         4,850   Univest Corp. of Pennsylvania (b)                      $   127,022
                                                         8,154   Virginia Commerce Bancorp (a)                               93,608
                                                         4,300   Washington Trust Bancorp, Inc.                             106,726
                                                        11,563   WesBanco, Inc.                                             285,722
                                                        13,583   Westamerica Bancorp.                                       714,466
                                                         7,400   West Coast Bancorp                                         107,966
                                                         7,800   Western Alliance Bancorp (a)(b)                            100,308
                                                         7,800   Wilshire Bancorp, Inc.                                      59,592
                                                        11,000   Wintrust Financial Corp.                                   384,450
                                                                                                                        -----------
                                                                                                                         29,519,122
- ---------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                      4,200   Boston Beer Co., Inc. Class A (a)                          199,668
- ---------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                             2,787   Coca-Cola Bottling Co. Consolidated                        171,735
                                                         1,910   Farmer Bros. Co.                                            44,197
                                                         7,800   Green Mountain Coffee Roasters, Inc. (a)                   246,870
                                                        12,900   Jones Soda Co. (a)(b)                                       45,021
                                                         2,708   National Beverage Corp.                                     20,770
                                                         6,400   Peet's Coffee & Tea, Inc. (a)                              150,464
                                                                                                                        -----------
                                                                                                                            679,057
- ---------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.5%               7,560   AMAG Pharmaceuticals, Inc. (a)                             305,651
                                                        14,300   Acadia Pharmaceuticals, Inc. (a)                           129,558
                                                        12,900   Acorda Therapeutics, Inc. (a)                              231,555
                                                         9,987   Albany Molecular Research, Inc. (a)                        121,242
                                                        16,380   Alexion Pharmaceuticals, Inc. (a)                          971,334
                                                        18,200   Allos Therapeutics, Inc. (a)                               110,656
                                                        15,800   Alnylam Pharmaceuticals, Inc. (a)(b)                       385,520
                                                        10,300   Altus Pharmaceuticals, Inc. (a)                             46,865
                                                        23,100   American Oriental Bioengineering, Inc. (a)                 187,110
                                                         2,400   Amicus Therapeutics, Inc. (a)(b)                            25,680
                                                        33,500   Applera Corp. - Celera Genomics Group (a)(c)               492,450
                                                        32,900   Arena Pharmaceuticals, Inc. (a)                            225,036
                                                        31,919   Ariad Pharmaceuticals, Inc. (a)                            107,567
                                                        18,400   Arqule, Inc. (a)                                            78,752
                                                        21,600   Array Biopharma, Inc. (a)                                  151,416
                                                        12,420   ArthroCare Corp. (a)(b)                                    414,207
                                                         3,100   Biodel, Inc. (a)                                            33,635
                                                        13,400   Bionovo, Inc. (a)(b)                                        17,018
                                                        36,724   Cell Genesys, Inc. (a)(b)                                   86,301
                                                        25,067   Cubist Pharmaceuticals, Inc. (a)                           461,734
                                                        17,100   Cypress Bioscience, Inc. (a)                               122,436
                                                        10,700   Cytokinetics, Inc. (a)                                      35,524
                                                        45,000   Discovery Laboratories, Inc. (a)(b)                        105,750
                                                        32,696   Encysive Pharmaceuticals, Inc. (a)(b)                       76,836
                                                        20,300   Enzon Pharmaceuticals, Inc. (a)(b)                         186,963
                                                        47,218   Exelixis, Inc. (a)                                         328,165
                                                         6,300   Genomic Health, Inc. (a)                                   119,007
                                                        34,800   GenVec, Inc. (a)                                            61,248

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        33,429   Geron Corp. (a)(b)                                     $   163,134
                                                        26,100   Halozyme Therapeutics, Inc. (a)                            165,996
                                                        60,700   Human Genome Sciences, Inc. (a)                            357,523
                                                        11,900   Idenix Pharmaceuticals, Inc. (a)(b)                         59,738
                                                        27,400   Immunomedics, Inc. (a)                                      76,994
                                                        37,924   Incyte Corp. (a)                                           398,581
                                                         8,200   Integra LifeSciences Holdings Corp. (a)                    356,454
                                                        13,614   InterMune, Inc. (a)(b)                                     198,492
                                                         5,800   Kendle International, Inc. (a)                             260,536
                                                         5,500   Kensey Nash Corp. (a)                                      159,225
                                                        18,500   Keryx Biopharmaceuticals, Inc. (a)                          11,100
                                                        12,600   Kosan Biosciences, Inc. (a)                                 19,782
                                                        20,850   MannKind Corp. (a)(b)                                      124,475
                                                        14,600   Martek Biosciences Corp. (a)                               446,322
                                                         9,701   Maxygen, Inc. (a)                                           62,668
                                                         9,800   Medivation, Inc. (a)(b)                                    139,454
                                                         6,800   Metabolix, Inc. (a)                                         74,460
                                                        10,200   Momenta Pharmaceuticals, Inc. (a)                          111,486
                                                        19,400   Myriad Genetics, Inc. (a)                                  781,626
                                                        28,154   Nabi Biopharmaceuticals (a)                                113,179
                                                         1,800   Nanosphere, Inc. (a)                                        15,588
                                                        12,900   Nastech Pharmaceutical Co., Inc. (a)(b)                     30,315
                                                        17,700   Neurocrine Biosciences, Inc. (a)(b)                         95,580
                                                         7,600   Neurogen Corp. (a)                                          14,136
                                                         6,200   Novacea, Inc. (a)                                           16,740
                                                         6,400   OMRIX Biopharmaceuticals, Inc. (a)                          89,600
                                                        25,900   OSI Pharmaceuticals, Inc. (a)                              968,401
                                                         4,500   Orexigen Therapeutics, Inc. (a)                             46,350
                                                         5,300   Osiris Therapeutics, Inc. (a)(b)                            66,674
                                                         8,550   PharmaNet Development Group, Inc. (a)                      215,717
                                                        11,700   Poniard Pharmaceuticals, Inc. (a)                           39,195
                                                        12,100   Progenics Pharmaceuticals, Inc. (a)                         79,013
                                                         4,560   Protalix BioTherapeutics, Inc. (a)                          11,993
                                                        20,800   RTI Biologics, Inc. (a)                                    196,560
                                                        16,370   Rigel Pharmaceuticals, Inc. (a)                            305,464
                                                        23,928   Savient Pharmaceuticals, Inc. (a)                          478,560
                                                        24,000   Seattle Genetics, Inc. (a)                                 218,400
                                                           700   Sucampo Pharmaceuticals, Inc. Class A (a)                    5,600
                                                         2,500   Synta Pharmaceuticals Corp. (a)(b)                          20,225
                                                        21,432   Telik, Inc. (a)(b)                                          52,294
                                                        11,800   Tercica, Inc. (a)                                           67,614
                                                        12,900   Vanda Pharmaceuticals, Inc. (a)                             49,923
                                                        31,200   ViroPharma, Inc. (a)                                       278,928
                                                        60,400   XOMA Ltd. (a)(b)                                           156,436
                                                        17,900   ZymoGenetics, Inc. (a)(b)                                  175,420
                                                                                                                        -----------
                                                                                                                         13,395,167
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                                4,100   Ameron International Corp.                             $   383,473
                                                         6,100   BlueLinx Holdings, Inc.                                     31,049
                                                        12,600   Building Material Holding Corp. (b)                         55,188
                                                         8,512   LSI Industries, Inc.                                       112,444
                                                         9,268   NCI Building Systems, Inc. (a)                             224,286
                                                         1,100   PGT, Inc. (a)                                                3,014
                                                        15,532   Simpson Manufacturing Co., Inc. (b)                        422,160
                                                        12,305   Texas Industries, Inc.                                     739,654
                                                         5,909   Trex Co., Inc. (a)(b)                                       46,563
                                                        10,365   Watsco, Inc. (b)                                           429,318
                                                        11,300   Zoltek Cos., Inc. (a)(b)                                   299,676
                                                                                                                        -----------
                                                                                                                          2,746,825
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                                 16,200   U.S. Concrete, Inc. (a)                                     61,560
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                      6,550   Aaon, Inc.                                                 131,196
                                                        11,000   Interline Brands, Inc. (a)                                 204,050
                                                                                                                        -----------
                                                                                                                            335,246
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                           7,500   Builders FirstSource, Inc. (a)(b)                           54,450
                                                        18,700   Comfort Systems USA, Inc.                                  243,287
                                                         8,300   Drew Industries, Inc. (a)                                  203,018
                                                        13,847   Griffon Corp. (a)                                          119,084
                                                                                                                        -----------
                                                                                                                            619,839
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.0%                    20,250   Beacon Roofing Supply, Inc. (a)(b)                         202,500
                                                           200   China Architectural Engineering, Inc. (a)                    1,090
                                                                                                                        -----------
                                                                                                                            203,590
- ---------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                       170,100   Charter Communications, Inc. Class A (a)(b)                144,925
                                                         5,998   Crown Media Holdings, Inc. Class A (a)(b)                   31,010
                                                        44,094   TiVo, Inc. (a)                                             386,263
                                                                                                                        -----------
                                                                                                                            562,198
- ---------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.5%                               10,000   Ameristar Casinos, Inc.                                    182,500
                                                        23,900   Bally Technologies, Inc. (a)                               820,726
                                                         3,632   Churchill Downs, Inc.                                      171,576
                                                         7,605   Dover Downs Gaming & Entertainment, Inc.                    64,718
                                                         7,875   Isle of Capri Casinos, Inc. (a)                             56,306
                                                         9,400   Lakes Entertainment, Inc. (a)                               41,548
                                                         9,800   MTR Gaming Group, Inc. (a)                                  68,600
                                                        14,974   Magna Entertainment Corp. Class A (a)(b)                     5,091
                                                         5,700   Monarch Casino & Resort, Inc. (a)                          100,947
                                                        11,100   Multimedia Games, Inc. (a)(b)                               59,274
                                                        26,994   Pinnacle Entertainment, Inc. (a)                           345,523
                                                         3,700   Riviera Holdings Corp. (a)                                  76,257
                                                        16,500   Shuffle Master, Inc. (a)                                    88,275
                                                        15,000   Trump Entertainment Resorts, Inc. (a)(b)                    54,000
                                                        18,318   WMS Industries, Inc. (a)                                   658,898
                                                                                                                        -----------
                                                                                                                          2,794,239
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.2%                                         6,833   American Vanguard Corp.                                    113,701
                                                        10,156   Arch Chemicals, Inc.                                       378,412
                                                         8,200   Balchem Corp.                                              187,944

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        24,800   CF Industries Holdings, Inc.                           $ 2,569,776
                                                        10,800   Cabot Microelectronics Corp. (a)                           347,220
                                                        18,301   Calgon Carbon Corp. (a)(b)                                 275,430
                                                        13,385   Cambrex Corp.                                               92,758
                                                         9,800   EnerSys (a)                                                234,416
                                                        17,864   Energy Conversion Devices, Inc. (a)(b)                     534,134
                                                        33,700   Exide Technologies (a)(b)                                  441,470
                                                        15,937   Georgia Gulf Corp. (b)                                     110,443
                                                        52,400   Hercules, Inc.                                             958,396
                                                         9,700   Innophos Holdings, Inc.                                    156,073
                                                        11,000   Innospec, Inc.                                             233,200
                                                         7,300   LSB Industries, Inc. (a)                                   107,602
                                                         9,300   Landec Corp. (a)                                            78,399
                                                        10,641   Medis Technologies Ltd. (a)(b)                              96,514
                                                         2,734   NL Industries, Inc.                                         29,855
                                                         6,500   NewMarket Corp.                                            490,425
                                                         6,465   Nuco2, Inc. (a)                                            179,533
                                                        13,400   OM Group, Inc. (a)                                         730,836
                                                        38,367   PolyOne Corp. (a)                                          244,398
                                                         5,700   Polypore International, Inc. (a)                           117,933
                                                        14,900   Rockwood Holdings, Inc. (a)                                488,273
                                                        12,306   Schulman A, Inc.                                           252,642
                                                        14,200   Senomyx, Inc. (a)                                           83,780
                                                        12,000   ShengdaTech, Inc. (a)                                      102,000
                                                         2,955   Stepan Co.                                                 112,970
                                                         9,400   Tronox, Inc. Class A                                        37,506
                                                         5,900   Tronox, Inc. Class B                                        23,010
                                                        23,600   UAP Holding Corp.                                          904,824
                                                        30,500   W.R. Grace & Co. (a)                                       696,010
                                                         9,080   Zep, Inc.                                                  147,278
                                                                                                                        -----------
                                                                                                                         11,557,161
- ---------------------------------------------------------------------------------------------------------------------------------
Coal - 0.3%                                             29,400   Alpha Natural Resources, Inc. (a)                        1,277,136
                                                        53,400   International Coal Group, Inc. (a)(b)                      339,090
                                                         7,000   US BioEnergy Corp. (a)                                      41,300
                                                                                                                        -----------
                                                                                                                          1,657,526
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%                  12,758   Arbitron, Inc.                                             550,635
                                                         3,500   HSW International, Inc. (a)                                 17,640
                                                        11,161   infoUSA, Inc.                                               68,194
                                                        11,800   LECG Corp. (a)                                             110,448
                                                        12,400   LoopNet, Inc. (a)(b)                                       157,480
                                                                                                                        -----------
                                                                                                                            904,397
- ---------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.2%                           31,500   Entravision Communications Corp. Class A (a)               209,790
                                                       106,700   Gemstar-TV Guide International, Inc. (a)                   501,490
                                                        12,000   Knology, Inc. (a)                                          155,400
                                                                                                                        -----------
                                                                                                                            866,680
- ---------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.3%                       166,000   3Com Corp. (a)                                             380,140
                                                         9,200   Acme Packet, Inc. (a)                                       73,508

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        25,700   Adtran, Inc.                                           $   475,450
                                                         7,022   Anaren, Inc. (a)                                            88,899
                                                        13,372   Anixter International, Inc. (a)                            856,343
                                                         4,500   Aruba Networks, Inc. (a)                                    23,445
                                                        25,300   Atheros Communications, Inc. (a)                           527,252
                                                        75,100   Avanex Corp. (a)                                            53,321
                                                        20,750   Avocent Corp. (a)                                          350,675
                                                         5,559   Bel Fuse, Inc.                                             154,874
                                                         5,700   BigBand Networks, Inc. (a)                                  32,661
                                                         7,988   Black Box Corp.                                            246,430
                                                         3,700   CPI International, Inc. (a)                                 36,704
                                                        15,500   CSG Systems International, Inc. (a)                        176,235
                                                         9,400   Cbeyond Communications, Inc. (a)                           176,626
                                                        21,800   Cogent Communications Group, Inc. (a)                      399,158
                                                         9,200   Comtech Group, Inc. (a)                                     99,268
                                                        10,525   Comtech Telecommunications Corp. (a)                       410,475
                                                        11,700   Digi International, Inc. (a)                               135,018
                                                        11,900   Ditech Networks, Inc. (a)                                   34,986
                                                         7,100   EMS Technologies, Inc. (a)                                 192,694
                                                        13,713   Echelon Corp. (a)(b)                                       185,126
                                                        54,400   Extreme Networks, Inc. (a)                                 168,640
                                                       112,900   Finisar Corp. (a)(b)                                       144,512
                                                        65,500   Foundry Networks, Inc. (a)                                 758,490
                                                         8,000   GeoEye, Inc. (a)                                           207,920
                                                        42,296   Harmonic, Inc. (a)                                         321,450
                                                         9,350   Harris Stratex Networks, Inc. Class A (a)                   93,780
                                                         2,400   Hughes Communications, Inc. (a)                            121,632
                                                         7,300   Infinera Corp. (a)                                          87,600
                                                        21,200   InterDigital, Inc. (a)                                     419,972
                                                        17,900   InterVoice, Inc. (a)                                       142,484
                                                        16,729   Ixia (a)                                                   129,817
                                                        22,300   j2 Global Communications, Inc. (a)                         497,736
                                                         4,200   Loral Space & Communications Ltd. (a)                      100,128
                                                        15,700   NETGEAR, Inc. (a)                                          313,215
                                                        13,700   Network Equipment Technologies, Inc. (a)                    90,009
                                                        14,400   Nextwave Wireless, Inc. (a)(b)                              72,720
                                                        14,800   Novatel Wireless, Inc. (a)                                 143,264
                                                         9,702   Oplink Communications, Inc. (a)                             86,057
                                                         6,800   Optium Corp. (a)                                            47,804
                                                        13,800   SeaChange International, Inc. (a)                           97,014
                                                        21,538   Secure Computing Corp. (a)                                 138,920
                                                         4,500   Shoretel, Inc. (a)                                          23,040
                                                       120,600   Sonus Networks, Inc. (a)(b)                                414,864
                                                         9,510   Standard Microsystems Corp. (a)                            277,502
                                                         5,400   Starent Networks Corp. (a)                                  72,900
                                                         6,100   Switch and Data Facilities Co., Inc. (a)                    62,281
                                                        75,200   Sycamore Networks, Inc. (a)                                275,232

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        12,600   Syniverse Holdings, Inc. (a)                           $   209,916
                                                        86,000   TIBCO Software, Inc. (a)                                   614,040
                                                        27,700   Tekelec (a)                                                344,865
                                                        22,230   Terremark Worldwide, Inc. (a)(b)                           121,820
                                                        49,000   UTStarcom, Inc. (a)(b)                                     139,160
                                                        11,101   Viasat, Inc. (a)                                           241,114
                                                        31,200   Vonage Holdings Corp. (a)(b)                                57,720
                                                                                                                        -----------
                                                                                                                         12,146,906
- ---------------------------------------------------------------------------------------------------------------------------------

- ---------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 5.4%              1,500   3PAR, Inc. (a)                                              10,140
                                                        16,785   ACI Worldwide, Inc. (a)                                    334,357
                                                        28,000   Actuate Corp. (a)                                          114,800
                                                        12,100   American Reprographics Co. (a)                             179,564
                                                         7,800   Ansoft Corp. (a)                                           238,056
                                                        34,764   Ansys, Inc. (a)                                          1,200,053
                                                         1,000   ArcSight, Inc. (a)                                           6,910
                                                        38,380   Ariba, Inc. (a)                                            370,751
                                                        58,300   Art Technology Group, Inc. (a)                             226,204
                                                        14,500   AsiaInfo Holdings, Inc. (a)                                157,470
                                                        92,700   BearingPoint, Inc. (a)                                     155,736
                                                        19,926   Blackbaud, Inc.                                            483,803
                                                        12,900   Blackboard, Inc. (a)                                       429,957
                                                         2,600   BladeLogic, Inc. (a)                                        72,930
                                                        14,800   Blue Coat Systems, Inc. (a)                                326,192
                                                        34,667   Borland Software Corp. (a)                                  70,027
                                                        10,100   Bottomline Technologies, Inc. (a)                          127,260
                                                        13,900   CACI International, Inc. Class A (a)                       633,145
                                                        22,080   CMGI, Inc. (a)                                             292,781
                                                         8,300   COMSYS IT Partners, Inc. (a)                                70,218
                                                        15,340   Chordiant Software, Inc. (a)                                92,500
                                                        20,302   Ciber, Inc. (a)                                             99,480
                                                         2,900   ComScore, Inc. (a)                                          58,174
                                                        16,200   CommVault Systems, Inc. (a)                                200,880
                                                         3,300   Compellent Technologies, Inc. (a)                           41,250
                                                         3,000   Comverge, Inc. (a)                                          30,990
                                                        19,300   Concur Technologies, Inc. (a)                              599,265
                                                         2,900   Constant Contact, Inc. (a)(b)                               41,992
                                                        16,200   DealerTrack Holdings, Inc. (a)                             327,564
                                                         2,400   Delrek, Inc. (a)                                            31,152
                                                        18,600   Digital River, Inc. (a)                                    576,042
                                                        11,000   DivX, Inc. (a)                                              77,000
                                                         4,100   Double-Take Software, Inc. (a)                              47,888
                                                        14,217   EPIQ Systems, Inc. (a)                                     220,648
                                                        25,439   Electronics for Imaging, Inc. (a)                          379,550
                                                        26,400   Epicor Software Corp. (a)                                  295,680
                                                        16,100   Equinix, Inc. (a)(b)                                     1,070,489
                                                        30,379   Gartner, Inc. Class A (a)                                  587,530

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         7,300   i2 Technologies, Inc. (a)                              $    82,198
                                                         6,800   iGate Corp. (a)                                             48,416
                                                         5,400   Imergent, Inc. (b)                                          61,506
                                                        39,400   Informatica Corp. (a)                                      672,164
                                                        13,100   Information Services Group, Inc. (a)                        67,596
                                                         4,391   Integral Systems, Inc.                                     128,349
                                                         6,200   Interactive Intelligence, Inc. (a)                          72,974
                                                           700   Internet Brands, Inc. Class A (a)                            5,159
                                                        17,700   Internet Capital Group, Inc. (a)                           185,319
                                                        19,925   Interwoven, Inc. (a)                                       212,799
                                                        11,808   JDA Software Group, Inc. (a)                               215,496
                                                        10,700   Kenexa Corp. (a)                                           197,736
                                                         7,500   Keynote Systems, Inc. (a)                                   88,425
                                                        56,000   Lawson Software, Inc. (a)                                  421,680
                                                         6,500   Limelight Networks, Inc. (a)(b)                             21,060
                                                        25,300   Lionbridge Technologies, Inc. (a)                           84,755
                                                        19,400   LivePerson, Inc. (a)                                        59,170
                                                        20,000   MSC.Software Corp. (a)                                     259,800
                                                        22,200   Macrovision Corp. (a)                                      299,700
                                                        18,700   Magma Design Automation, Inc. (a)                          178,959
                                                        11,639   Manhattan Associates, Inc. (a)                             266,882
                                                         8,900   Mantech International Corp. Class A (a)                    403,704
                                                        40,500   Mentor Graphics Corp. (a)(b)                               357,615
                                                         7,300   Mercadolibre, Inc. (a)                                     290,248
                                                        10,756   Mercury Computer Systems, Inc. (a)                          60,449
                                                        36,396   Micros Systems, Inc. (a)                                 1,225,089
                                                         4,300   MicroStrategy, Inc. Class A (a)                            318,157
                                                         3,600   Monotype Imaging Holdings, Inc. (a)                         54,396
                                                        15,900   Ness Technologies, Inc. (a)                                150,891
                                                         2,700   Netezza Corp. (a)                                           25,569
                                                         2,500   NetSuite, Inc. (a)                                          53,850
                                                        67,395   Nuance Communications, Inc. (a)(b)                       1,173,347
                                                        20,002   Omniture, Inc. (a)                                         464,246
                                                        56,300   On2 Technologies, Inc. (a)(b)                               57,426
                                                        45,600   OpenTV Corp. (a)(b)                                         53,808
                                                        38,633   Openwave Systems, Inc. (b)                                  94,651
                                                        10,900   PDF Solutions, Inc. (a)                                     60,059
                                                         2,700   PROS Holdings, Inc. (a)                                     33,885
                                                        16,907   Packeteer, Inc. (a)                                         86,057
                                                        51,660   Parametric Technology Corp. (a)                            825,527
                                                         3,700   Pegasystems, Inc.                                           35,631
                                                        18,508   Progress Software Corp. (a)                                553,759
                                                         3,400   QAD, Inc.                                                   28,594
                                                        31,000   Quest Software, Inc. (a)                                   405,170
                                                        41,100   RealNetworks, Inc. (a)                                     235,503
                                                         8,500   RightNow Technologies, Inc. (a)                            101,150
                                                        73,139   SAIC, Inc. (a)                                           1,359,654

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        11,280   SAVVIS, Inc. (a)                                       $   183,526
                                                         6,200   SI International, Inc. (a)                                 118,978
                                                         8,389   SPSS, Inc. (a)                                             325,325
                                                        18,700   SRA International, Inc. Class A (a)                        454,597
                                                        15,061   SYKES Enterprises, Inc. (a)                                264,923
                                                         6,100   SYNNEX Corp. (a)                                           129,442
                                                        37,192   Sapient Corp. (a)                                          258,856
                                                        13,800   Sigma Designs, Inc. (a)(b)                                 312,846
                                                        13,900   Smith Micro Software, Inc. (a)                              85,068
                                                        10,800   Solera Holdings, Inc. (a)                                  263,088
                                                        29,241   SonicWALL, Inc. (a)                                        238,899
                                                         3,700   Sourcefire, Inc. (a)                                        22,052
                                                        34,100   Sourceforge, Inc. (a)                                       67,859
                                                         3,400   Stanley, Inc. (a)                                          100,164
                                                         4,500   SuccessFactors, Inc. (a)                                    43,920
                                                        41,000   Sybase, Inc. (a)                                         1,078,300
                                                         8,400   Synchronoss Technologies, Inc. (a)                         168,252
                                                         5,883   Syntel, Inc.                                               156,782
                                                         7,600   Taleo Corp. Class A (a)                                    147,440
                                                         2,200   TechTarget, Inc. (a)                                        31,174
                                                        19,408   The TriZetto Group, Inc. (a)                               323,920
                                                        17,800   Tyler Technologies, Inc. (a)                               248,844
                                                        11,200   Ultimate Software Group, Inc. (a)                          336,672
                                                         2,100   Unica Corp. (a)                                             14,280
                                                        12,000   VASCO Data Security International, Inc. (a)                163,560
                                                           600   Veraz Networks, Inc. (a)                                     1,476
                                                        12,280   Vignette Corp. (a)                                         162,219
                                                           600   Virtusa Corp. (a)                                            5,856
                                                        20,402   Websense, Inc. (a)                                         382,538
                                                        34,000   Wind River Systems, Inc. (a)                               263,160
                                                        22,508   Zoran Corp. (a)                                            307,459
                                                                                                                        -----------
                                                                                                                         29,078,481
- ---------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 0.9%                              54,600   Adaptec, Inc. (a)                                          160,524
                                                        17,800   Advanced Analogic Technologies, Inc. (a)                   100,036
                                                        15,300   Cray, Inc. (a)                                              91,188
                                                         4,300   Data Domain, Inc. (a)                                      102,340
                                                        38,600   Emulex Corp. (a)                                           626,864
                                                        14,909   FalconStor Software, Inc. (a)                              113,457
                                                        11,917   Hutchinson Technology, Inc. (a)                            189,599
                                                        13,500   Imation Corp.                                              306,990
                                                        14,100   Immersion Corp. (a)                                        100,251
                                                        27,309   Intermec, Inc. (a)(b)                                      605,987
                                                         1,700   Isilon Systems, Inc. (a)                                     8,296
                                                        47,088   Palm, Inc. (b)                                             235,440
                                                        37,300   Perot Systems Corp. Class A (a)                            560,992
                                                        81,700   Quantum Corp. (a)                                          174,838
                                                        13,300   Rackable Systems, Inc. (a)(b)                              121,296

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        12,100   Radiant Systems, Inc. (a)                              $   169,037
                                                        10,242   Radisys Corp. (a)                                          103,342
                                                         4,800   Rimage Corp. (a)                                           105,120
                                                        15,200   STEC, Inc. (a)                                              94,088
                                                        43,200   Safeguard Scientifics, Inc. (a)                             64,368
                                                         1,600   Silicon Graphics, Inc. (a)                                  19,040
                                                         9,500   Stratasys, Inc. (a)                                        169,100
                                                        10,900   Synaptics, Inc. (a)                                        260,292
                                                        27,800   Trident Microsystems, Inc. (a)                             143,170
                                                                                                                        -----------
                                                                                                                          4,625,655
- ---------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                                      4,551   Brookfield Homes Corp. (b)                                  76,457
                                                        28,772   EMCOR Group, Inc. (a)                                      639,026
                                                        15,271   Granite Construction, Inc.                                 499,514
                                                         2,300   Great Lakes Dredge & Dock Corp.                             11,891
                                                        12,000   Perini Corp. (a)                                           434,760
                                                                                                                        -----------
                                                                                                                          1,661,648
- ---------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%                             68,200   CNET Networks, Inc. (a)                                    484,220
                                                         8,400   DTS, Inc. (a)                                              201,600
                                                        50,000   EarthLink, Inc. (a)                                        377,500
                                                           200   Glu Mobile, Inc. (a)                                           898
                                                        15,100   InfoSpace, Inc.                                            174,707
                                                        22,690   Internap Network Services Corp. (a)                        112,542
                                                        24,100   Ipass, Inc. (a)                                             72,782
                                                         8,800   LoJack Corp. (a)                                           111,232
                                                         9,674   Midway Games, Inc. (a)(b)                                   26,120
                                                        16,700   NIC, Inc.                                                  118,737
                                                        19,200   NetFlix, Inc. (a)(b)                                       665,280
                                                         1,200   Protection One, Inc. (a)(b)                                 11,508
                                                        12,400   Sohu.com, Inc. (a)                                         559,612
                                                        30,137   THQ, Inc. (a)                                              656,987
                                                        33,600   Take-Two Interactive Software, Inc. (a)(b)                 857,472
                                                        30,250   United Online, Inc.                                        319,440
                                                         6,686   Universal Electronics, Inc. (a)                            161,868
                                                                                                                        -----------
                                                                                                                          4,912,505
- ---------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                                22,500   American Greetings Corp. Class A                           417,375
                                                        11,000   Blyth, Inc.                                                216,920
                                                         3,691   CSS Industries, Inc.                                       129,037
                                                         6,400   Citi Trends, Inc. (a)                                      118,080
                                                         7,600   Mannatech, Inc. (b)                                         54,188
                                                        14,273   Matthews International Corp. Class A                       688,672
                                                        13,563   Nautilus, Inc.                                              44,622
                                                         8,713   RC2 Corp. (a)                                              182,712
                                                        14,100   Smith & Wesson Holding Corp. (a)(b)                         70,782
                                                        18,400   Spectrum Brands, Inc. (a)(b)                                84,088
                                                        27,574   Tupperware Corp.                                         1,066,562
                                                         3,900   USANA Health Sciences, Inc. (a)(b)                          85,917
                                                                                                                        -----------
                                                                                                                          3,158,955
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass - 0.6%           31,100   AptarGroup, Inc.                                       $ 1,210,723
                                                        14,950   Greif, Inc.                                              1,015,553
                                                        16,242   Mobile Mini, Inc. (a)                                      308,598
                                                        11,200   Silgan Holdings, Inc.                                      555,856
                                                                                                                        -----------
                                                                                                                          3,090,730
- ---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic - 0.1%           2,500   AEP Industries, Inc. (a)                                    75,725
                                                        23,900   Graphic Packaging Holding Co. (a)                           69,788
                                                        12,052   Myers Industries, Inc.                                     158,243
                                                                                                                        -----------
                                                                                                                            303,756
- ---------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                           15,682   Mueller Industries, Inc.                                   452,426
- ---------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                        11,193   Elizabeth Arden, Inc. (a)                                  223,300
                                                        13,900   Helen of Troy Ltd. (a)                                     233,103
                                                         4,100   Inter Parfums, Inc.                                         90,528
                                                        22,826   Nu Skin Enterprises, Inc. Class A                          411,325
                                                        93,175   Revlon, Inc. Class A (a)                                    91,312
                                                         4,100   Ulta Salon Cosmetics & Fragrance, Inc. (a)                  57,564
                                                                                                                        -----------
                                                                                                                          1,107,132
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                    3,000   Cardtronics, Inc. (a)                                       20,910
                                                         2,300   Clayton Holdings, Inc. (a)                                  10,672
                                                         4,400   Duff & Phelps Corp. (a)                                     79,156
                                                        20,750   Euronet Worldwide, Inc. (a)(b)                             399,645
                                                         4,400   Evercore Partners, Inc. Class A                             78,100
                                                        25,300   F.N.B. Corp. (b)                                           394,933
                                                         4,100   FCStone Group, Inc. (a)                                    113,570
                                                         7,800   Greenhill & Co., Inc. (b)                                  542,568
                                                        22,500   Heckmann Corp. (a)(b)                                      167,625
                                                        24,900   Hicks Acquisition Co. I, Inc. (a)                          228,582
                                                         8,500   Huron Consulting Group, Inc. (a)                           353,175
                                                        17,100   Interactive Brokers Group, Inc. Class A (a)                438,957
                                                        14,100   Marathon Acquisition Corp. (a)                             108,852
                                                        15,700   NRDC Acquisition Corp. (a)(b)                              144,283
                                                         3,700   Oritani Financial Corp. (a)                                 56,129
                                                        18,700   Triplecrown Acquisition Corp. (a)                          170,544
                                                                                                                        -----------
                                                                                                                          3,307,701
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.9%               18,460   Acuity Brands, Inc.                                        792,857
                                                        20,814   Barnes Group, Inc.                                         477,681
                                                        21,694   Brady Corp.                                                725,230
                                                        23,110   Clarcor, Inc.                                              821,561
                                                        40,862   Hexcel Corp. (a)                                           780,873
                                                         8,000   Koppers Holdings, Inc.                                     354,480
                                                        33,314   Olin Corp.                                                 658,285
                                                        13,545   Tredegar Corp.                                             246,654
                                                         2,600   Valhi, Inc.                                                 60,814
                                                                                                                        -----------
                                                                                                                          4,918,435
- ---------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%                         332   Arden Group, Inc. Class A                                   47,476
                                                        22,807   Casey's General Stores, Inc.                               515,438
                                                        12,727   The Great Atlantic & Pacific Tea Co., Inc. (a)             333,702

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         5,764   Ingles Markets, Inc. Class A                             $ 141,737
                                                        14,383   Longs Drug Stores Corp.                                    610,702
                                                         6,177   Nash Finch Co.                                             209,894
                                                        18,569   Ruddick Corp.                                              684,453
                                                         9,900   Spartan Stores, Inc.                                       206,415
                                                           900   Village Super Market, Inc. Class A                          46,350
                                                         4,800   Weis Markets, Inc.                                         165,456
                                                        15,500   Winn-Dixie Stores, Inc. (a)                                278,380
                                                                                                                        -----------
                                                                                                                          3,240,003
- ---------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.6%                           1,000   Affymax, Inc. (a)                                           14,100
                                                        23,300   Akorn, Inc. (a)                                            110,209
                                                         9,700   Alexza Pharmaceuticals, Inc. (a)                            66,736
                                                        45,400   Alkermes, Inc. (a)(c)                                      539,352
                                                        19,525   Alpharma, Inc. Class A (a)                                 511,750
                                                        14,200   Auxilium Pharmaceuticals, Inc. (a)                         379,708
                                                        13,500   BMP Sunstone Corp. (a)(b)                                  103,410
                                                         8,900   Bentley Pharmaceuticals, Inc. (a)                          144,625
                                                         2,300   BioForm Medical, Inc. (a)                                   10,580
                                                        42,948   BioMarin Pharmaceuticals, Inc. (a)                       1,519,071
                                                        27,100   CV Therapeutics, Inc. (a)                                  193,223
                                                        10,200   Cadence Pharmaceuticals, Inc. (a)                           60,690
                                                         3,700   Caraco Pharmaceutical Laboratories Ltd. (a)                 66,415
                                                         7,700   Chattem, Inc. (a)                                          510,818
                                                        39,400   CytRx Corp. (a)(b)                                          43,734
                                                        38,100   Dendreon Corp. (a)(b)                                      183,642
                                                        31,700   Durect Corp. (a)                                           166,425
                                                           800   Emergent Biosolutions, Inc. (a)                              7,136
                                                        14,295   Enzo Biochem, Inc. (a)                                     129,942
                                                         7,800   GTx, Inc. (a)(b)                                           125,424
                                                        28,200   Indevus Pharmaceuticals, Inc. (a)                          134,514
                                                        40,189   Isis Pharmaceuticals, Inc. (a)(b)                          567,067
                                                        20,500   Javelin Pharmaceuticals, Inc. (a)(b)                        57,605
                                                         3,400   Jazz Pharmaceuticals, Inc. (a)(b)                           30,668
                                                        16,000   K-V Pharmaceutical Co. Class A (a)                         399,360
                                                        35,300   Ligand Pharmaceuticals, Inc. Class B                       141,200
                                                         1,400   MAP Pharmaceuticals, Inc. (a)                               19,558
                                                        56,800   Medarex, Inc. (a)                                          502,680
                                                        23,427   Medicines Co. (a)                                          473,225
                                                        24,400   Medicis Pharmaceutical Corp. Class A                       480,436
                                                           300   Molecular Insight Pharmaceuticals, Inc. (a)                  2,028
                                                        41,600   Nektar Therapeutics (a)                                    288,704
                                                        11,631   Noven Pharmaceuticals, Inc. (a)                            104,446
                                                         2,900   Obagi Medical Products, Inc. (a)                            25,172
                                                        24,620   Onyx Pharmaceuticals, Inc. (a)                             714,719
                                                        16,600   Pain Therapeutics, Inc. (a)                                140,270
                                                        15,400   Par Pharmaceutical Cos., Inc. (a)                          267,806
                                                        12,000   Penwest Pharmaceuticals Co. (a)(b)                          31,200

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        34,515   Perrigo Co.                                            $ 1,302,251
                                                        11,800   Pozen, Inc. (a)(b)                                         122,248
                                                        13,100   Quidel Corp. (a)                                           210,386
                                                           356   RXi Pharmaceuticals Corp. (a)                                2,763
                                                        28,619   Regeneron Pharmaceuticals, Inc. (a)                        549,199
                                                        21,700   Salix Pharmaceuticals Ltd. (a)                             136,276
                                                        26,000   Santarus, Inc. (a)                                          66,820
                                                        16,000   Sciele Pharma, Inc. (a)                                    312,000
                                                         3,000   Sirtris Pharmaceuticals, Inc. (a)                           38,970
                                                         7,000   Somaxon Pharmaceuticals, Inc. (a)(b)                        33,250
                                                        25,382   SuperGen, Inc. (a)                                          63,709
                                                         2,500   Trubion Pharmaceuticals, Inc. (a)(b)                        23,600
                                                        10,046   United Therapeutics Corp. (a)                              870,988
                                                        41,500   Valeant Pharmaceuticals International (a)                  532,445
                                                        26,800   Vivus, Inc. (a)(b)                                         161,604
                                                         9,700   Xenoport, Inc. (a)                                         392,559
                                                                                                                        -----------
                                                                                                                         14,086,716
- ---------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.6%                                2,600   American Public Education, Inc. (a)                         78,962
                                                        11,104   Bright Horizons Family Solutions, Inc. (a)                 477,916
                                                         4,900   Capella Education Co. (a)                                  267,540
                                                        39,200   Corinthian Colleges, Inc. (a)                              283,416
                                                        26,900   DeVry, Inc.                                              1,125,496
                                                           300   Lincoln Educational Services Corp. (a)                       3,600
                                                         2,049   Renaissance Learning, Inc.                                  28,666
                                                         6,520   Strayer Education, Inc.                                    994,300
                                                         9,900   Universal Technical Institute, Inc. (a)                    116,127
                                                                                                                        -----------
                                                                                                                          3,376,023
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                         31,029   Benchmark Electronics, Inc. (a)                            556,971
                                                         4,600   Coleman Cable, Inc. (a)(b)                                  50,600
                                                         7,000   OSI Systems, Inc. (a)                                      161,140
                                                        20,898   Plexus Corp. (a)                                           586,189
                                                        17,200   TTM Technologies, Inc. (a)                                 194,704
                                                        12,407   Universal Display Corp. (a)(b)                             177,668
                                                                                                                        -----------
                                                                                                                          1,727,272
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.8%                 9,381   A.O. Smith Corp.                                           308,353
                                                         5,300   AZZ Inc. (a)                                               188,574
                                                        18,300   American Superconductor Corp. (a)(b)                       424,377
                                                        20,701   Baldor Electric Co.                                        579,628
                                                        15,168   CTS Corp.                                                  162,298
                                                        10,518   Cohu, Inc.                                                 170,918
                                                         8,760   Franklin Electric Co., Inc. (b)                            299,329
                                                        10,160   Littelfuse, Inc. (a)                                       355,295
                                                        21,500   MKS Instruments, Inc. (a)                                  460,100
                                                         2,200   Orion Energy Systems, Inc. (a)                              20,988
                                                         3,031   Powell Industries, Inc. (a)                                119,330
                                                        32,700   Power-One, Inc. (a)                                        104,967
                                                        10,400   Sonic Solutions, Inc. (a)                                  100,360

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        28,200   Taser International, Inc. (a)(b)                       $   263,952
                                                        17,161   Technitrol, Inc.                                           396,934
                                                         7,479   Triumph Group, Inc.                                        425,779
                                                                                                                        -----------
                                                                                                                          4,381,182
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                   1,650   National Presto Industries, Inc.                            86,460
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.8%                                      10,963   Agilysys, Inc.                                             127,171
                                                        17,800   Arrowhead Research Corp. (a)(b)                             50,374
                                                        17,900   Avid Technology, Inc. (a)(b)                               435,686
                                                        14,498   Daktronics, Inc. (c)                                       259,659
                                                        59,400   Flir Systems, Inc. (a)                                   1,787,346
                                                        10,772   II-VI, Inc. (a)                                            409,121
                                                        58,866   MRV Communications, Inc. (a)                                80,646
                                                        16,780   Methode Electronics, Inc.                                  196,158
                                                         3,600   Multi-Fineline Electronix, Inc. (a)                         67,572
                                                         9,249   Park Electrochemical Corp.                                 239,087
                                                        28,500   Semtech Corp. (a)                                          408,405
                                                         4,967   Supertex, Inc. (a)                                         101,376
                                                                                                                        -----------
                                                                                                                          4,162,601
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters - 0.3%         7,500   Faro Technologies, Inc. (a)                                233,850
                                                        13,502   Itron, Inc. (a)                                          1,218,285
                                                         6,600   Measurement Specialties, Inc. (a)                          115,302
                                                         1,900   OYO Geospace Corp. (a)                                      86,298
                                                         7,200   Zygo Corp. (a)                                              89,568
                                                                                                                        -----------
                                                                                                                          1,743,303
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics:                                             7,800   Accuray, Inc. (a)                                           60,918
Medical Systems - 1.7%                                  30,600   Affymetrix, Inc. (a)(b)                                    532,746
                                                         5,972   Analogic Corp.                                             397,377
                                                         7,600   Aspect Medical Systems, Inc. (a)(b)                         46,360
                                                        29,287   Bruker BioSciences Corp. (a)                               450,727
                                                         3,800   Cynosure, Inc. Class A (a)                                  80,940
                                                         5,870   Datascope Corp.                                            243,194
                                                        17,950   eResearch Technology, Inc. (a)                             222,939
                                                        10,300   Greatbatch, Inc. (a)                                       189,623
                                                        11,972   Haemonetics Corp. (a)                                      713,292
                                                        54,720   Hologic, Inc. (a)                                        3,042,432
                                                        24,064   Illumina, Inc. (a)                                       1,826,458
                                                        16,351   Luminex Corp. (a)(b)                                       321,297
                                                         6,300   Masimo Corp. (a)                                           163,800
                                                        23,600   Minrad International, Inc. (a)                              55,460
                                                        10,000   Natus Medical, Inc. (a)                                    181,500
                                                        10,000   NxStage Medical, Inc. (a)                                   43,200
                                                         7,800   Quality Systems, Inc. (b)                                  232,986
                                                         6,800   Sirona Dental Systems, Inc. (a)(b)                         183,396
                                                         5,600   Tomotherapy, Inc. (a)                                       80,360
                                                         9,322   Zoll Medical Corp. (a)                                     247,872
                                                                                                                        -----------
                                                                                                                          9,316,877

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/Components - 1.8%          12,016   Actel Corp. (a)                                        $   183,965
                                                        47,100   Amkor Technology, Inc. (a)(c)                              503,970
                                                        26,900   Anadigics, Inc. (a)                                        176,464
                                                        29,700   Applied Micro Circuits Corp. (a)                           213,246
                                                         3,900   AuthenTec, Inc. (a)                                         38,766
                                                         3,300   Cavium Networks, Inc. (a)                                   54,120
                                                        40,200   Cirrus Logic, Inc. (a)                                     270,144
                                                       198,800   Conexant Systems, Inc. (a)                                 115,284
                                                        14,983   DSP Group, Inc. (a)                                        190,883
                                                        13,612   Diodes, Inc. (a)                                           298,920
                                                        19,027   Exar Corp. (a)                                             156,592
                                                         5,373   Excel Technology, Inc. (a)                                 144,856
                                                        21,600   Formfactor, Inc. (a)                                       412,560
                                                         6,700   Hittite Microwave Corp. (a)                                250,714
                                                         3,500   IPG Photonics Corp. (a)                                     54,915
                                                        12,493   IXYS Corp. (a)                                              85,327
                                                        53,000   Lattice Semiconductor Corp. (a)                            150,520
                                                        20,500   MIPS Technologies, Inc. (a)                                 81,180
                                                        25,400   Micrel, Inc.                                               235,458
                                                        34,390   Microsemi Corp. (a)(b)                                     784,092
                                                        20,400   Microtune, Inc. (a)                                         74,664
                                                        11,600   Monolithic Power Systems, Inc. (a)                         204,508
                                                         7,500   Netlogic Microsystems, Inc. (a)(b)                         181,050
                                                       143,595   ON Semiconductor Corp. (a)                                 815,620
                                                        24,800   Omnivision Technologies, Inc. (a)(b)                       417,136
                                                        13,600   PLX Technology, Inc. (a)                                    90,712
                                                        96,300   PMC-Sierra, Inc. (a)                                       548,910
                                                        11,993   Pericom Semiconductor Corp. (a)                            176,057
                                                       119,684   RF Micro Devices, Inc. (a)                                 318,359
                                                         2,400   Rubicon Technology, Inc. (a)                                69,552
                                                        27,700   SiRF Technology Holdings, Inc. (a)(b)                      140,993
                                                        40,076   Silicon Image, Inc. (a)                                    200,781
                                                        33,858   Silicon Storage Technology, Inc. (a)                        88,708
                                                        72,233   Skyworks Solutions, Inc. (a)                               525,856
                                                        47,000   Spansion LLC Class A (a)                                   129,250
                                                        25,100   Syntax-Brillian Corp. (a)(b)                                24,598
                                                         6,500   Techwell, Inc. (a)                                          70,460
                                                        21,700   Tessera Technologies, Inc. (a)                             451,360
                                                        63,136   TriQuint Semiconductor, Inc. (a)                           319,468
                                                         9,900   Volterra Semiconductor Corp. (a)                           112,167
                                                                                                                        -----------
                                                                                                                          9,362,185
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%                           8,200   3D Systems Corp. (a)(b)                                    120,458
                                                        14,100   Acacia Research - Acacia Technologies (a)                   81,075
                                                         4,200   American Science & Engineering, Inc.                       229,194
                                                        13,300   Applied Energetics, Inc. (a)                                22,078
                                                        17,823   Checkpoint Systems, Inc. (a)                               478,547
                                                        20,000   Cogent, Inc. (a)                                           188,600

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         6,152   Cubic Corp.                                            $   174,901
                                                         6,000   Eagle Test Systems, Inc. (a)                                63,000
                                                        11,000   Gerber Scientific, Inc. (a)                                 97,790
                                                        35,246   ION Geophysical Corp. (a)                                  486,395
                                                         6,050   Innovative Solutions & Support, Inc. (a)(b)                 63,949
                                                        38,800   Kemet Corp. (a)                                            156,752
                                                        11,700   ScanSource, Inc. (a)                                       423,423
                                                        19,700   Smart Modular Technologies WWH, Inc. (a)                   122,337
                                                         1,900   Super Micro Computer, Inc. (a)                              15,865
                                                                                                                        -----------
                                                                                                                          2,724,364
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                              6,100   Alon USA Energy, Inc.                                       92,781
                                                         2,800   Approach Resources, Inc. (a)                                43,904
                                                        14,340   Aventine Renewable Energy Holdings, Inc. (a)(b)             74,568
                                                         9,200   CVR Energy, Inc. (a)                                       211,876
                                                         4,900   Clean Energy Fuels Corp. (a)                                65,464
                                                         9,300   Concho Resources, Inc. (a)                                 238,452
                                                        16,700   Crosstex Energy, Inc. (b)                                  566,965
                                                         3,500   Dawson Geophysical Co. (a)                                 236,250
                                                         2,200   EnerNOC, Inc. (a)                                           25,080
                                                        36,900   Evergreen Energy, Inc. (a)(b)                               56,826
                                                        45,300   Evergreen Solar, Inc. (a)(b)                               419,931
                                                        30,426   FuelCell Energy, Inc. (a)(b)                               202,333
                                                         4,400   GeoMet, Inc. (a)                                            29,304
                                                        12,100   Matrix Service Co. (a)                                     207,878
                                                         8,100   Nova Biosource Fuels, Inc. (a)(b)                           12,231
                                                         6,100   Ormat Technologies, Inc.                                   262,361
                                                        16,800   Pacific Ethanol, Inc. (a)(b)                                73,416
                                                        18,416   Penn Virginia Corp.                                        811,961
                                                        71,600   Rentech, Inc. (a)                                           63,724
                                                        19,378   Verenium Corp. (a)(b)                                       68,211
                                                                                                                        -----------
                                                                                                                          3,763,516
- ---------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.3%               18,300   Aecom Technology Corp. (a)                                 475,983
                                                         7,500   Clean Harbors, Inc. (a)                                    487,500
                                                        18,602   Dycom Industries, Inc. (a)                                 223,410
                                                         8,000   ENGlobal Corp. (a)                                          68,400
                                                         6,200   Integrated Electrical Services, Inc. (a)                    97,402
                                                         7,600   Layne Christensen Co. (a)                                  266,152
                                                         3,400   Michael Baker Corp. (a)                                     76,364
                                                                                                                        -----------
                                                                                                                          1,695,211
- ---------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                                     6,000   Carmike Cinemas, Inc.                                       61,680
                                                        10,600   Cinemark Holdings, Inc.                                    135,574
                                                        18,455   Gaylord Entertainment Co. (a)                              559,002
                                                        33,200   Live Nation, Inc. (a)                                      402,716
                                                        10,772   LodgeNet Interactive Corp. (a)                              65,601
                                                         5,255   Speedway Motorsports, Inc.                                 131,743
                                                                                                                        -----------
                                                                                                                          1,356,316
- ---------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.3%                                      41,600   Terra Industries, Inc. (a)                               1,478,048
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                                 5,300   Asta Funding, Inc. (b)                                 $    73,829
                                                         1,869   Credit Acceptance Corp. (a)(b)                              29,026
                                                        10,800   MVC Capital, Inc. (b)                                      164,592
                                                         5,000   NewStar Financial, Inc. (a)                                 25,900
                                                         8,400   Riskmetrics Group, Inc. (a)                                162,540
                                                         8,000   World Acceptance Corp. (a)                                 254,800
                                                                                                                        -----------
                                                                                                                            710,687
- ---------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                              25,300   Advance America, Cash Advance Centers, Inc.                191,015
                                                         7,400   Dollar Financial Corp. (a)                                 170,200
                                                         8,100   Encore Capital Group, Inc. (a)                              55,080
                                                         6,300   Nelnet, Inc. Class A                                        74,025
                                                         1,400   QC Holdings, Inc.                                           12,670
                                                                                                                        -----------
                                                                                                                            502,990
- ---------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services & Systems - 0.7%      7,900   Advent Software, Inc. (a)                                  336,698
                                                         2,415   Cass Information Systems, Inc.                              76,217
                                                         8,489   CompuCredit Corp. (a)(b)                                    75,297
                                                        28,964   CyberSource Corp. (a)                                      423,164
                                                        23,500   Deluxe Corp.                                               451,435
                                                         9,223   eSpeed, Inc. Class A (a)                                   107,540
                                                         9,300   ExlService Holdings, Inc. (a)                              213,528
                                                         7,600   Heartland Payment Systems, Inc. (b)                        174,876
                                                        25,100   Hypercom Corp. (a)                                         108,934
                                                        35,400   Jack Henry & Associates, Inc.                              873,318
                                                        13,300   Online Resources Corp. (a)                                 127,946
                                                        11,100   TNS, Inc.                                                  229,104
                                                        13,500   TradeStation Group, Inc. (a)                               115,020
                                                        18,000   Wright Express Corp. (a)                                   553,140
                                                                                                                        -----------
                                                                                                                          3,866,217
- ---------------------------------------------------------------------------------------------------------------------------------
Financial Information                                    5,100   Bankrate, Inc. (a)(b)                                      254,439
Services - 0.3%                                         23,740   INVESTools, Inc. (a)                                       260,903
                                                        15,200   Interactive Data Corp.                                     432,744
                                                         5,400   Morningstar, Inc. (a)                                      331,290
                                                        41,200   Move, Inc. (a)                                             126,896
                                                        23,722   S1 Corp. (a)                                               168,663
                                                        10,300   The Street.com, Inc.                                        83,224
                                                           300   Value Line, Inc.                                            13,770
                                                                                                                        -----------
                                                                                                                          1,671,929
- ---------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                          17,150   Advanta Corp. Class B                                      120,565
                                                         7,200   Asset Acceptance Capital Corp.                              69,336
                                                        13,419   Cash America International, Inc.                           488,452
                                                         4,800   Federal Agricultural Mortgage Corp. Class B                125,280
                                                        12,300   Financial Federal Corp.                                    268,263
                                                        11,500   First Cash Financial Services, Inc. (a)                    118,795
                                                        16,900   Global Cash Access, Inc. (a)                                99,034
                                                         6,799   LandAmerica Financial Group, Inc.                          268,357
                                                         6,900   Portfolio Recovery Associates, Inc. (b)                    295,941
                                                        10,100   RAM Holdings Ltd. (a)                                       22,927

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         5,300   Sanders Morris Harris Group, Inc.                      $    43,248
                                                        29,736   Sotheby's Holdings, Inc. Class A                           859,668
                                                         8,716   Sterling Bancorp                                           135,359
                                                         7,922   Stewart Information Services Corp.                         221,737
                                                         6,833   Stifel Financial Corp. (a)                                 306,802
                                                         5,976   Triad Guaranty, Inc. (a)(b)                                 29,880
                                                         2,891   WSFS Financial Corp.                                       142,468
                                                         2,300   Wauwatosa Holdings, Inc. (a)                                27,370
                                                                                                                        -----------
                                                                                                                          3,643,482
- ---------------------------------------------------------------------------------------------------------------------------------
Foods - 1.3%                                             1,500   American Dairy, Inc. (a)                                    13,800
                                                         5,800   Cal-Maine Foods, Inc. (b)                                  193,604
                                                        19,200   Chiquita Brands International, Inc. (a)                    443,712
                                                        34,576   Flowers Foods, Inc.                                        855,756
                                                        13,900   Fresh Del Monte Produce, Inc. (a)                          505,960
                                                        17,957   Hain Celestial Group, Inc. (a)                             529,731
                                                         6,500   J&J Snack Foods Corp.                                      178,555
                                                        14,200   Lance, Inc.                                                278,320
                                                         5,600   M&F Worldwide Corp. (a)                                    209,384
                                                         2,163   Maui Land & Pineapple Co., Inc. (a)                         68,978
                                                        15,000   Performance Food Group Co. (a)                             490,200
                                                        18,300   Pilgrim's Pride Corp.                                      370,209
                                                        11,595   Ralcorp Holdings, Inc. (a)                                 674,249
                                                         7,750   Sanderson Farms, Inc.                                      294,578
                                                           142   Seaboard Corp.                                             222,230
                                                        21,257   Sensient Technologies Corp.                                626,869
                                                         1,400   Synutra International, Inc. (a)(b)                          43,750
                                                        16,235   Tootsie Roll Industries, Inc. (b)                          409,124
                                                        14,200   TreeHouse Foods, Inc. (a)                                  324,612
                                                                                                                        -----------
                                                                                                                          6,733,621
- ---------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                   4,809   Deltic Timber Corp.                                        267,861
                                                         7,634   Universal Forest Products, Inc.                            245,815
                                                                                                                        -----------
                                                                                                                            513,676
- ---------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                                   10,800   Ennis, Inc.                                                181,224
Services - 0.1%                                         10,800   Innerworkings, Inc. (a)(b)                                 151,524
                                                         8,745   The Standard Register Co.                                   68,124
                                                                                                                        -----------
                                                                                                                            400,872
- ---------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                     43,224   Stewart Enterprises, Inc. Class A                          277,498
- ---------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                            13,200   Apogee Enterprises, Inc.                                   203,280
- ---------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                            214,400   Coeur d'Alene Mines Corp. (a)(b)                           866,176
                                                        11,600   Royal Gold, Inc. (b)                                       349,972
                                                        27,300   US Gold Corp. (a)(b)                                        69,342
                                                                                                                        -----------
                                                                                                                          1,285,490
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.5%                           24,900   Assisted Living Concepts, Inc. (a)                         146,661
                                                        11,000   Capital Senior Living Corp. (a)                             88,550
                                                         4,500   Emeritus Corp. (a)                                          93,870
                                                           400   The Ensign Group, Inc.                                       3,708

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         1,500   IPC The Hospitalist Co., Inc. (a)                      $    29,670
                                                        12,390   Kindred Healthcare, Inc. (a)                               270,969
                                                         8,850   LCA-Vision, Inc. (b)                                       110,625
                                                         4,800   MedCath Corp. (a)                                           87,360
                                                         2,600   National Healthcare Corp.                                  126,620
                                                        24,400   Psychiatric Solutions, Inc. (a)                            827,648
                                                        11,200   Res-Care, Inc. (a)                                         192,080
                                                        10,500   Skilled Healthcare Group, Inc. Class A (a)                 115,290
                                                        19,500   Sun Healthcare Group, Inc. (a)                             256,230
                                                        20,274   Sunrise Senior Living, Inc. (a)                            451,705
                                                                                                                        -----------
                                                                                                                          2,800,986
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Management                                  23,800   AMERIGROUP Corp. (a)                                       650,454
Services - 0.8%                                         25,241   Allscripts Healthcare Solutions, Inc. (a)(b)               260,487
                                                         6,000   American Dental Partners, Inc. (a)                          58,020
                                                        13,900   Amsurg Corp. (a)                                           329,152
                                                         3,300   athenahealth, Inc. (a)(b)                                   78,111
                                                        19,800   Centene Corp. (a)                                          276,012
                                                         4,400   Computer Programs & Systems, Inc.                           91,960
                                                         3,285   Corvel Corp. (a)                                           100,488
                                                        20,731   Eclipsys Corp. (a)                                         406,535
                                                         9,600   HMS Holdings Corp. (a)                                     274,080
                                                        14,100   HealthExtras, Inc. (a)                                     350,244
                                                        19,700   HealthSpring, Inc. (a)                                     277,376
                                                         6,400   Molina Healthcare, Inc. (a)                                156,288
                                                        15,200   Omnicell, Inc. (a)                                         305,520
                                                        18,600   Phase Forward, Inc. (a)                                    317,688
                                                         4,900   Triple-S Management Corp. (a)                               86,485
                                                         7,900   Vital Images, Inc. (a)(b)                                  117,078
                                                                                                                        -----------
                                                                                                                          4,135,978
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                             12,000   Alliance Imaging, Inc. (a)                                 103,200
                                                        11,766   Amedisys, Inc. (a)                                         462,874
                                                        19,800   Apria Healthcare Group, Inc. (a)                           391,050
                                                         5,200   Bio-Reference Labs, Inc. (a)                               137,436
                                                         4,300   Emergency Medical Services Corp. (a)                       106,167
                                                        12,612   Gentiva Health Services, Inc. (a)                          274,437
                                                        18,837   Healthcare Services Group, Inc.                            388,796
                                                        35,400   HealthSouth Corp. (a)(b)                                   629,766
                                                        15,800   Healthways, Inc. (a)                                       558,372
                                                        19,800   Hythiam, Inc. (a)(b)                                        23,958
                                                         6,800   LHC Group, Inc. (a)                                        114,240
                                                         9,700   Matria Healthcare, Inc. (a)                                216,310
                                                         9,900   Nighthawk Radiology Holdings, Inc. (a)                      92,664
                                                        15,600   Odyssey HealthCare, Inc. (a)                               140,400
                                                        12,369   PharMerica Corp. (a)                                       204,954
                                                         1,200   Virtual Radiologic Corp. (a)                                18,336
                                                                                                                        -----------
                                                                                                                          3,862,960

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                     17,900   Beazer Homes USA, Inc. (b)                             $   169,155
                                                        17,100   Hovnanian Enterprises, Inc. Class A (a)(b)                 181,260
                                                         5,600   M/I Homes, Inc.                                             95,088
                                                        11,900   Meritage Homes Corp. (a)(b)                                229,908
                                                        29,800   Standard-Pacific Corp. (b)                                 144,828
                                                        15,000   WCI Communities, Inc. (a)(b)                                50,250
                                                                                                                        -----------
                                                                                                                            870,489
- ---------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                       8,800   Lodgian, Inc. (a)                                           98,120
                                                         8,879   Marcus Corp.                                               170,477
                                                         7,600   Morgans Hotel Group Co. (a)                                112,632
                                                                                                                        -----------
                                                                                                                            381,229
- ---------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%                             5,100   American Woodmark Corp.                                    104,856
                                                        11,200   Ethan Allen Interiors, Inc. (b)                            318,416
                                                        22,000   Furniture Brands International, Inc. (b)                   257,400
                                                         9,336   Haverty Furniture Cos., Inc.                                99,335
                                                         2,400   hhgregg, Inc. (a)                                           27,000
                                                         5,200   Hooker Furniture Corp.                                     116,168
                                                        20,900   La-Z-Boy, Inc. (b)                                         174,306
                                                         6,700   Libbey, Inc.                                               112,828
                                                         5,600   Lifetime Brands, Inc. (b)                                   50,064
                                                        17,200   Sealy Corp. (b)                                            130,720
                                                        22,000   Select Comfort Corp. (a)                                    79,200
                                                        34,000   Tempur-Pedic International, Inc. (b)                       374,000
                                                                                                                        -----------
                                                                                                                          1,844,293
- ---------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.7%          16,312   Advanced Energy Industries, Inc. (a)                       216,297
                                                        23,141   Asyst Technologies, Inc. (a)                                80,993
                                                         6,200   Badger Meter, Inc. (b)                                     267,840
                                                        11,732   ESCO Technologies, Inc. (a)                                465,995
                                                         5,597   The Gorman-Rupp Co.                                        184,085
                                                        26,928   L-1 Identity Solutions, Inc. (a)                           358,142
                                                        11,926   Mine Safety Appliances Co. (b)                             491,232
                                                        12,724   Robbins & Myers, Inc.                                      415,439
                                                         5,150   Sun Hydraulics, Inc.                                       150,741
                                                        14,327   Veeco Instruments, Inc. (a)                                238,258
                                                         9,196   Vicor Corp.                                                109,800
                                                        14,236   Watts Water Technologies, Inc. Class A (b)                 399,035
                                                        13,817   X-Rite, Inc. (a)                                            82,487
                                                                                                                        -----------
                                                                                                                          3,460,344
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                               6,300   TAL International Group, Inc.                              148,491
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                  26,100   American Equity Investment Life Holding Co.                242,208
                                                        17,500   Citizens, Inc. (a)(b)                                      117,075
                                                        19,605   Delphi Financial Group, Inc. Class A                       573,054
                                                         1,542   Kansas City Life Insurance Co.                              73,692
                                                           862   National Western Life Insurance Co. Class A                186,873
                                                        51,500   The Phoenix Cos., Inc.                                     628,815

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         9,893   Presidential Life Corp.                                $   172,534
                                                        22,400   Universal American Financial Corp. (a)(b)                  237,440
                                                                                                                        -----------
                                                                                                                          2,231,691
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%                            13,440   Alfa Corp.                                                 295,411
                                                        34,700   Assured Guaranty Ltd.                                      823,778
                                                         5,786   CNA Surety Corp. (a)                                        88,989
                                                         9,409   Crawford & Co. Class B (a)                                  49,397
                                                         2,200   EMC Insurance Group, Inc.                                   59,158
                                                         6,900   eHealth, Inc. (a)                                          152,283
                                                         5,525   FBL Financial Group, Inc. Class A                          157,407
                                                         4,000   Flagstone Reinsurance Holdings Ltd.                         48,400
                                                        16,606   Hilb Rogal & Hobbs Co.                                     522,591
                                                        19,568   Horace Mann Educators Corp.                                342,049
                                                         1,040   Independence Holding Co.                                    12,397
                                                        25,300   Max Capital Group Ltd.                                     662,607
                                                        11,200   Meadowbrook Insurance Group, Inc.                           87,472
                                                        44,400   Montpelier Re Holdings Ltd.                                712,620
                                                         6,997   Pico Holdings, Inc. (a)                                    211,519
                                                        24,200   Platinum Underwriters Holdings Ltd.                        785,532
                                                        15,600   Primus Guaranty Ltd. (a)(b)                                 55,848
                                                        11,100   Security Capital Assurance Ltd. (b)                          5,772
                                                        16,755   Zenith National Insurance Corp.                            600,834
                                                                                                                        -----------
                                                                                                                          5,674,064
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.9%                     11,800   AmTrust Financial Services, Inc.                           191,278
                                                         4,156   American Physicians Capital, Inc.                          192,672
                                                         8,900   Amerisafe, Inc. (a)                                        112,496
                                                        13,279   Argo Group International Holdings Ltd. (a)                 471,670
                                                        39,600   Aspen Insurance Holdings Ltd.                            1,044,648
                                                         3,432   Baldwin & Lyons, Inc. Class B                               88,134
                                                         4,200   CastlePoint Holdings, Ltd.                                  40,866
                                                        21,100   Commerce Group, Inc.                                       760,866
                                                         2,900   Darwin Professional Underwriters, Inc. (a)                  65,221
                                                         4,444   Donegal Group, Inc. Class A                                 77,326
                                                        22,480   Employers Holdings, Inc.                                   416,779
                                                         2,900   Enstar Group Ltd. (a)                                      322,683
                                                         4,200   FPIC Insurance Group, Inc. (a)                             197,988
                                                         3,377   First Acceptance Corp. (a)                                   9,624
                                                         5,900   First Mercury Financial Corp. (a)                          102,719
                                                        28,500   Fremont General Corp. (a)(b)                                13,680
                                                         5,300   Greenlight Capital Re Ltd. (a)                              98,580
                                                         3,200   Hallmark Financial Services, Inc. (a)                       35,712
                                                         6,762   Harleysville Group, Inc.                                   244,040
                                                        26,500   IPC Holdings, Ltd.                                         742,000
                                                         7,500   Infinity Property & Casualty Corp.                         312,000
                                                         4,058   The Midland Co.                                            263,486
                                                         3,100   NYMAGIC, Inc.                                               70,401
                                                         2,800   National Interstate Corp.                                   65,380

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         6,000   Navigators Group, Inc. (a)                             $   326,400
                                                        12,600   Odyssey Re Holdings Corp.                                  463,050
                                                        15,206   PMA Capital Corp. Class A (a)                              129,859
                                                        15,023   ProAssurance Corp. (a)                                     808,688
                                                         8,854   RLI Corp.                                                  438,893
                                                         7,400   Safety Insurance Group, Inc.                               252,562
                                                         9,700   SeaBright Insurance Holdings, Inc. (a)                     142,881
                                                        24,808   Selective Insurance Group, Inc.                            592,415
                                                         5,512   State Auto Financial Corp.                                 160,565
                                                         9,200   Tower Group, Inc.                                          231,564
                                                        10,300   United America Indemnity, Ltd. (a)                         198,378
                                                        10,000   United Fire & Casualty Co.                                 374,000
                                                         6,000   Validus Holdings Ltd.                                      140,580
                                                                                                                        -----------
                                                                                                                         10,200,084
- ---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.9%                  18,500   Alternative Asset Management
                                                                 Acquisition Corp. (a)(b)                                   175,195
                                                         6,000   Ampal-American Israel Corp. Class A (a)                     38,400
                                                        53,646   Apollo Investment Corp. (b)                                849,216
                                                        31,539   Ares Capital Corp.                                         396,445
                                                         9,800   Calamos Asset Management, Inc. Class A                     159,544
                                                         1,100   Capital Southwest Corp.                                    136,092
                                                         6,900   Cohen & Steers, Inc.                                       182,781
                                                         7,700   Cowen Group, Inc. (a)                                       54,593
                                                         4,800   Epoch Holding Corp.                                         57,456
                                                        11,000   FBR Capital Markets Corp. (a)                               74,250
                                                         2,596   GAMCO Investors, Inc. Class A                              130,734
                                                         5,300   Kohlberg Capital Corp.                                      55,014
                                                        26,000   MCG Capital Corp.                                          236,340
                                                         8,223   NGP Capital Resources Co. (b)                              135,022
                                                        17,000   National Financial Partners Corp. (b)                      381,990
                                                        21,600   NexCen Brands, Inc. (a)                                     74,088
                                                         3,100   Pzena Investment Management, Inc. Class A                   35,092
                                                        10,300   TICC Capital Corp.                                          77,456
                                                         5,600   U.S. Global Investors, Inc. (b)                             75,376
                                                         8,200   W.P. Stewart & Co. Ltd. (b)                                 15,908
                                                        37,700   Waddell & Reed Financial, Inc. Class A                   1,211,301
                                                                                                                        -----------
                                                                                                                          4,552,293
- ---------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.2%                      5,700   FGX International Holdings Ltd. (a)                         68,172
                                                        19,700   Fossil, Inc. (a)                                           601,638
                                                         7,900   Movado Group, Inc.                                         153,971
                                                                                                                        -----------
                                                                                                                            823,781
- ---------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                     27,900   Callaway Golf Co.                                          409,572
                                                        14,400   Great Wolf Resorts, Inc. (a)                                91,872
                                                        15,100   Life Time Fitness, Inc. (a)(b)                             471,271
                                                        13,700   Premier Exhibitions, Inc. (a)                               82,748
                                                        34,500   Six Flags, Inc. (a)(b)                                      56,580
                                                         3,800   Steinway Musical Instruments, Inc. (a)                     108,376

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        10,600   Sturm Ruger & Co., Inc. (a)                            $    87,344
                                                         8,000   Town Sports International Holdings, Inc. (a)                51,280
                                                        14,156   Vail Resorts, Inc. (a)(b)                                  683,593
                                                         7,800   West Marine, Inc. (a)                                       54,366
                                                                                                                        -----------
                                                                                                                          2,097,002
- ---------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                                     2,700   Hurco Companies, Inc. (a)                                  126,306
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                          19,490   Applied Industrial Technologies, Inc.                      582,556
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                           4,950   Gehl Co. (a)                                                83,853
                                                         5,213   Lindsay Manufacturing Co.                                  534,176
                                                         2,300   Titan Machinery, Inc. (a)                                   43,010
                                                                                                                        -----------
                                                                                                                            661,039
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.1%                8,517   Astec Industries, Inc. (a)                                 330,119
                                                         2,287   NACCO Industries, Inc. Class A                             185,110
                                                                                                                        -----------
                                                                                                                            515,229
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                               20,700   Briggs & Stratton Corp. (b)                                370,530
                                                        12,200   Raser Technologies, Inc. (a)(b)                            104,798
                                                                                                                        -----------
                                                                                                                            475,328
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/                                  24,700   Actuant Corp. Class A                                      746,187
Specialty - 0.8%                                         5,600   Altra Holdings, Inc. (a)                                    75,320
                                                         6,200   Chart Industries, Inc. (a)                                 209,808
                                                         8,600   Columbus McKinnon Corp. (a)                                266,428
                                                         9,800   EnPro Industries, Inc. (a)                                 305,662
                                                         5,300   Hardinge, Inc.                                              72,928
                                                         6,470   Kadant, Inc. (a)                                           190,089
                                                         6,200   Middleby Corp. (a)                                         386,818
                                                        15,210   Nordson Corp.                                              819,059
                                                         7,028   Tecumseh Products Co. Class A (a)                          215,619
                                                         7,074   Tennant Co.                                                281,616
                                                         4,300   Twin Disc, Inc.                                             68,026
                                                        25,858   Woodward Governor Co.                                      690,926
                                                                                                                        -----------
                                                                                                                          4,328,486
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services - 1.7%         10,000   Allis-Chalmers Energy, Inc. (a)                            137,900
                                                        18,000   Basic Energy Services, Inc. (a)                            397,440
                                                         9,202   CARBO Ceramics, Inc.                                       369,000
                                                        16,675   Cal Dive International, Inc. (a)                           173,087
                                                        18,000   Complete Production Services, Inc. (a)                     412,920
                                                        12,076   Dril-Quip, Inc. (a)                                        561,172
                                                        27,072   Exterran Holdings, Inc. (a)                              1,747,227
                                                         9,200   Flotek Industries, Inc. (a)(b)                             134,228
                                                         5,017   Gulf Island Fabrication, Inc.                              144,088
                                                        10,440   Hornbeck Offshore Services, Inc. (a)                       476,795
                                                         6,800   Lufkin Industries, Inc.                                    433,976
                                                         8,400   NATCO Group, Inc. Class A (a)                              392,700
                                                        41,120   Newpark Resources, Inc. (a)                                209,712
                                                        22,100   Oil States International, Inc. (a)                         990,301
                                                        50,781   Parker Drilling Co. (a)                                    328,045
                                                        12,700   RPC, Inc. (b)                                              192,913

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        17,100   Sulphco, Inc. (a)(b)                                   $    71,307
                                                         5,300   Superior Offshore International, Inc. (a)                   17,543
                                                         7,300   Superior Well Services, Inc. (a)                           159,651
                                                         2,900   T-3 Energy Services, Inc. (a)                              123,424
                                                         5,500   Trico Marine Services, Inc. (a)                            214,335
                                                         6,500   Union Drilling, Inc. (a)                                   113,685
                                                        13,657   W-H Energy Services, Inc. (a)                              940,284
                                                        16,700   Willbros Group, Inc. (a)                                   511,020
                                                                                                                        -----------
                                                                                                                          9,252,753
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                             16,800   Bucyrus International, Inc.                              1,707,720
                                                         4,900   Cascade Corp.                                              241,619
                                                        17,100   Flow International Corp. (a)                               158,859
                                                         8,241   Semitool, Inc. (a)                                          68,565
                                                         8,600   TurboChef Technologies, Inc. (a)(b)                         56,072
                                                                                                                        -----------
                                                                                                                          2,232,835
- ---------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                             34,727   Champion Enterprises, Inc. (a)                             348,312
                                                         4,605   Palm Harbor Homes, Inc. (a)(b)                              24,222
                                                         3,301   Skyline Corp.                                               91,834
                                                                                                                        -----------
                                                                                                                            464,368
- ---------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                    21,859   Federal Signal Corp.                                       305,152
                                                         5,831   Standex International Corp.                                130,265
                                                                                                                        -----------
                                                                                                                            435,417
- ---------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies - 2.7%           9,500   Abaxis, Inc. (a)                                           220,115
                                                        12,100   Abiomed, Inc. (a)                                          158,994
                                                        24,900   Align Technology, Inc. (a)                                 276,639
                                                        32,600   American Medical Systems Holdings, Inc. (a)(b)             462,594
                                                         9,800   AngioDynamics, Inc. (a)                                    113,288
                                                         5,400   BioMimetic Therapeutics, Inc. (a)                           43,200
                                                         8,100   Bio-Rad Laboratories, Inc. Class A (a)                     720,495
                                                        12,928   CONMED Corp. (a)                                           331,474
                                                         3,600   Cantel Medical Corp. (a)                                    38,232
                                                        24,800   Cepheid, Inc. (a)                                          604,872
                                                        13,400   Conceptus, Inc. (a)                                        248,704
                                                        10,600   CryoLife, Inc. (a)                                          99,640
                                                         6,000   Cutera, Inc. (a)                                            80,820
                                                        10,869   Cyberonics, Inc. (a)(b)                                    157,601
                                                        18,332   ev3, Inc. (a)                                              149,222
                                                         4,600   Hansen Medical, Inc. (a)(b)                                 64,676
                                                         7,700   I-Flow Corp. (a)                                           108,031
                                                         5,950   ICU Medical, Inc. (a)                                      171,181
                                                        31,043   Immucor, Inc. (a)                                          662,458
                                                         3,800   Insulet Corp. (a)                                           54,720
                                                        13,122   Invacare Corp.                                             292,358
                                                        33,830   Inverness Medical Innovations, Inc. (a)(b)               1,018,283
                                                         4,278   Landauer, Inc.                                             215,355
                                                        15,300   LifeCell Corp. (a)                                         643,059
                                                         6,550   Medical Action Industries, Inc. (a)                        107,617

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        15,344   Mentor Corp.                                           $   394,648
                                                        17,900   Meridian Bioscience, Inc.                                  598,397
                                                        12,610   Merit Medical Systems, Inc. (a)                            199,616
                                                         7,100   Micrus Endovascular Corp. (a)                               87,756
                                                         8,400   Northstar Neuroscience, Inc. (a)                            13,272
                                                        15,600   NuVasive, Inc. (a)                                         538,356
                                                        18,959   OraSure Technologies, Inc. (a)                             138,590
                                                         7,500   Orthofix International NV (a)                              298,275
                                                        18,298   Owens & Minor, Inc.                                        719,843
                                                        28,773   PSS World Medical, Inc. (a)                                479,358
                                                         8,500   Palomar Medical Technologies, Inc. (a)                     128,350
                                                        12,400   Sonic Innovations, Inc. (a)                                 59,892
                                                         7,615   SonoSite, Inc. (a)                                         216,494
                                                        14,400   Spectranetic Corp. (a)                                     120,384
                                                        12,400   Stereotaxis, Inc. (a)(b)                                    73,408
                                                        29,400   Steris Corp.                                               788,802
                                                         6,883   SurModics, Inc. (a)(b)                                     288,260
                                                        14,700   Symmetry Medical, Inc. (a)                                 244,020
                                                        22,847   Thoratec Corp. (a)                                         326,484
                                                         3,300   Trans1, Inc. (a)                                            38,445
                                                         4,324   Vital Signs, Inc.                                          219,011
                                                        12,000   Volcano Corp. (a)                                          150,000
                                                        14,876   West Pharmaceutical Services, Inc.                         657,965
                                                        16,100   Wright Medical Group, Inc. (a)                             388,654
                                                                                                                        -----------
                                                                                                                         14,211,908
- ---------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                  4,800   Air Methods Corp. (a)                                      232,176
                                                         2,700   Genoptix, Inc. (a)                                          67,527
                                                        17,600   Magellan Health Services, Inc. (a)                         698,544
                                                        25,094   Parexel International Corp. (a)                            654,953
                                                         8,195   RehabCare Group, Inc. (a)                                  122,925
                                                                                                                        -----------
                                                                                                                          1,776,125
- ---------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                                 3,400   Ampco-Pittsburgh Corp.                                     146,166
                                                         7,400   CIRCOR International, Inc.                                 342,250
                                                           300   Compx International, Inc.                                    2,760
                                                         5,500   Dynamic Materials Corp.                                    237,490
                                                        10,750   Encore Wire Corp. (b)                                      195,757
                                                         5,300   Haynes International, Inc. (a)                             290,864
                                                         7,800   Insteel Industries, Inc.                                    90,714
                                                        12,826   Kaydon Corp.                                               563,190
                                                         4,800   L.B. Foster Co. Class A (a)                                206,688
                                                        51,960   Mueller Water Products, Inc. Series A (b)                  425,033
                                                         4,100   Northwest Pipe Co. (a)                                     174,209
                                                        16,310   Quanex Corp.                                               843,879
                                                         9,700   RBC Bearings, Inc. (a)                                     360,161
                                                        10,413   RTI International Metals, Inc. (a)                         470,772
                                                         9,300   Superior Essex, Inc. (a)                                   261,516

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         3,800   Trimas Corp. (a)                                       $    20,026
                                                         8,358   Valmont Industries, Inc.                                   734,585
                                                                                                                        -----------
                                                                                                                          5,366,060
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.8%                   5,500   A.M. Castle & Co.                                          148,500
                                                        10,773   AMCOL International Corp.                                  336,441
                                                        27,800   Apex Silver Mines Ltd. (a)                                 336,936
                                                         9,211   Brush Engineered Materials, Inc. (a)                       236,446
                                                        14,500   Compass Minerals International, Inc.                       855,210
                                                        19,400   General Moly, Inc. (a)                                     155,006
                                                        45,344   GrafTech International Ltd. (a)                            735,026
                                                        54,200   Hecla Mining Co. (a)                                       604,872
                                                         1,400   Horsehead Holding Corp. (a)                                 16,212
                                                         8,653   Minerals Technologies, Inc.                                543,408
                                                        18,964   Stillwater Mining Co. (a)                                  293,373
                                                        21,000   Uranium Resources, Inc. (a)                                125,790
                                                                                                                        -----------
                                                                                                                          4,387,220
- ---------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%                 5,000   MGP Ingredients, Inc. (b)                                   34,950
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                        4,300   Core-Mark Holdings Co., Inc. (a)                           123,582
Discretionary - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                   10,200   Reddy Ice Holdings, Inc.                                   132,906
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                         5,700   Animal Health International, Inc. (a)                       62,358
                                                         5,200   MedAssets, Inc. (a)                                         77,064
                                                                                                                        -----------
                                                                                                                            139,422
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.1%            12,250   Ceradyne, Inc. (a)                                         391,510
                                                        15,379   Symyx Technologies Inc. (a)                                115,343
                                                         8,089   WD-40 Co.                                                  268,959
                                                                                                                        -----------
                                                                                                                            775,812
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.1%             12,538   Insituform Technologies, Inc. Class A (a)                  173,401
                                                         8,055   Rogers Corp. (a)                                           269,118
                                                        49,159   USEC, Inc. (a)(b)                                          181,888
                                                         8,600   Xerium Technologies, Inc.                                   11,094
                                                                                                                        -----------
                                                                                                                            635,501
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%                  16,300   Blount International, Inc. (a)                             201,631
                                                         3,900   Park-Ohio Holdings Corp. (a)                                61,269
                                                                                                                        -----------
                                                                                                                            262,900
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                            8,100   Dice Holdings, Inc. (a)                                     72,171
Technology - 0.3%                                       15,100   IHS, Inc. Class A (a)                                      971,081
                                                         7,100   iRobot Corp. (a)(b)                                        121,481
                                                         6,000   Vocus, Inc. (a)                                            158,400
                                                                                                                        -----------
                                                                                                                          1,323,133
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.5%                            9,800   Compass Diversified Holdings                               128,870
                                                        25,671   GenCorp, Inc. (a)                                          264,154
                                                         3,200   GenTek Inc. (a)                                             96,256
                                                        11,094   Kaman Corp. Class A                                        313,849
                                                         9,499   Lancaster Colony Corp.                                     379,580

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         7,300   Raven Industries, Inc.                                 $   221,190
                                                        23,300   Walter Industries, Inc.                                  1,459,279
                                                                                                                        -----------
                                                                                                                          2,863,178
- ---------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.3%            24,600   ACCO Brands Corp. (a)                                      333,822
                                                        25,500   Herman Miller, Inc.                                        626,535
                                                         9,774   Kimball International, Inc. Class B                        104,777
                                                        22,400   Knoll, Inc.                                                258,496
                                                                                                                        -----------
                                                                                                                          1,323,630
- ---------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.4%                                12,354   Atwood Oceanics, Inc. (a)                                1,133,109
                                                         7,000   Bois d'Arc Energy, Inc. (a)                                150,430
                                                        37,320   Hercules Offshore, Inc. (a)(b)                             937,478
                                                                                                                        -----------
                                                                                                                          2,221,017
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.4%                              3,200   APCO Argentina, Inc.                                        82,496
                                                        11,500   ATP Oil & Gas Corp. (a)                                    376,280
                                                        13,800   Arena Resources, Inc. (a)                                  534,198
                                                        10,325   Atlas America, Inc.                                        624,043
                                                        27,500   BPZ Resources, Inc. (a)(b)                                 597,575
                                                        17,802   Berry Petroleum Co. Class A                                827,615
                                                        13,900   Bill Barrett Corp. (a)                                     656,775
                                                        21,400   Brigham Exploration Co. (a)                                129,898
                                                        12,000   Bronco Drilling Co., Inc. (a)                              193,320
                                                         9,600   Callon Petroleum Co. (a)                                   173,664
                                                        12,000   Carrizo Oil & Gas, Inc. (a)                                711,240
                                                         2,700   Clayton Williams Energy, Inc. (a)                          141,723
                                                        19,957   Comstock Resources, Inc. (a)                               804,267
                                                         5,500   Contango Oil & Gas Co. (a)                                 355,355
                                                         3,600   Delek US Holdings, Inc.                                     45,612
                                                        27,900   EXCO Resources, Inc. (a)                                   516,150
                                                        13,800   Edge Petroleum Corp. (a)(b)                                 55,614
                                                        23,900   Encore Acquisition Co. (a)                                 962,692
                                                        10,700   Energy Infrastructure Acquisition Corp. (a)                106,465
                                                        13,237   Energy Partners Ltd. (a)                                   125,354
                                                        17,800   FX Energy, Inc. (a)                                         75,828
                                                        16,300   GeoGlobal Resources, Inc. (a)(b)                            45,477
                                                         3,500   Geokinetics, Inc. (a)                                       63,420
                                                         8,700   Goodrich Petroleum Corp. (a) (b)                           261,696
                                                        83,543   Grey Wolf, Inc. (a)                                        566,421
                                                        10,700   Gulfport Energy Corp. (a)                                  113,420
                                                        16,100   Harvest Natural Resources, Inc. (a)                        194,166
                                                        39,200   Mariner Energy, Inc. (a)                                 1,058,792
                                                        19,400   McMoRan Exploration Co. (a)(b)                             335,426
                                                        33,411   Meridian Resource Corp. (a)                                 49,448
                                                         9,100   NTR Acquisition Co. (a)(b)                                  87,087
                                                        63,600   Oilsands Quest, Inc. (a)                                   250,584
                                                        18,700   Parallel Petroleum Corp. (a)                               365,959
                                                        86,162   PetroHawk Energy Corp. (a)                               1,737,888
                                                         6,700   Petroleum Development Corp. (a)                            464,109

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        18,900   Petroquest Energy, Inc. (a)                            $   327,726
                                                        22,500   Pioneer Drilling Co. (a)                                   358,425
                                                         6,349   Resource America, Inc. Class A                              59,998
                                                         5,100   Rex Energy Corp. (a)                                        84,864
                                                        21,500   Rosetta Resources, Inc. (a)                                422,905
                                                        12,678   Stone Energy Corp. (a)                                     663,186
                                                        13,517   Swift Energy Co. (a)                                       608,130
                                                        15,500   TXCO Resources, Inc. (a)                                   191,890
                                                         7,500   Toreador Resources Corp. (a)(b)                             58,350
                                                         4,600   Venoco, Inc. (a)                                            53,452
                                                        18,310   VeraSun Energy Corp. (a)(b)                                134,579
                                                        26,500   Warren Resources, Inc. (a)                                 314,555
                                                        18,910   Whiting Petroleum Corp. (a)                              1,222,532
                                                                                                                        -----------
                                                                                                                         18,190,649
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                         29,600   Delta Petroleum Corp. (a)(b)                               666,296
                                                         6,100   GMX Resources Inc. (a)                                     213,073
                                                                                                                        -----------
                                                                                                                            879,369
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                                         27,600   Vaalco Energy, Inc. (a)                                    137,172
International - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                                19,776   Ferro Corp.                                                293,871
                                                        24,880   H.B. Fuller Co.                                            507,801
                                                         1,093   Kronos Worldwide, Inc.                                      26,396
                                                                                                                        -----------
                                                                                                                            828,068
- ---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                            24,444   AbitibiBowater, Inc. (b)                                   315,572
                                                        13,274   Albany International Corp. Class A                         479,722
                                                        15,700   Boise, Inc. (a)                                            100,480
                                                        15,298   Buckeye Technologies, Inc. (a)                             170,726
                                                         9,792   Chesapeake Corp.                                            47,099
                                                        15,000   Mercer International, Inc.-Sbi (a)(b)                      104,550
                                                         3,950   Multi-Color Corp.                                           88,322
                                                         6,900   Neenah Paper, Inc.                                         177,882
                                                        18,601   P.H. Glatfelter Co.                                        281,061
                                                        15,080   Rock-Tenn Co. Class A                                      451,948
                                                        16,742   Wausau Paper Corp.                                         138,289
                                                                                                                        -----------
                                                                                                                          2,355,651
- ---------------------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                                       2,600   CPI Corp.                                                   44,902
- ---------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                         14,154   Spartech Corp.                                             119,601
- ---------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services - 0.3%        7,500   American Ecology Corp.                                     189,975
                                                        36,600   Darling International, Inc. (a)                            473,970
                                                        13,700   EnergySolutions, Inc.                                      314,278
                                                         8,000   Fuel Tech, Inc. (a)(b)                                     164,000
                                                        18,046   Headwaters, Inc. (a)                                       238,027
                                                         7,200   Team, Inc. (a)                                             196,560
                                                                                                                        -----------
                                                                                                                          1,576,810
- ---------------------------------------------------------------------------------------------------------------------------------
Power Transmission                                      13,851   Regal-Beloit Corp.                                         507,362
Equipment - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Printing & Copying                                      12,682   Bowne & Co., Inc.                                      $   193,400
Services - 0.2%                                         22,000   Cenveo, Inc. (a)                                           230,120
                                                         5,500   Schawk, Inc.                                                87,945
                                                        19,400   VistaPrint Ltd. (a)(b)                                     678,030
                                                                                                                        -----------
                                                                                                                          1,189,495
- ---------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.1%                  15,657   ATMI, Inc. (a)                                             435,734
                                                        42,000   Axcelis Technologies, Inc. (a)                             235,200
                                                        29,778   Brooks Automation, Inc. (a)                                289,442
                                                        20,056   Cognex Corp.                                               437,822
                                                        47,868   Credence Systems Corp. (a)                                  81,376
                                                        13,800   Cymer, Inc. (a)                                            359,352
                                                         8,631   Dionex Corp. (a)                                           664,501
                                                        12,561   Electro Scientific Industries, Inc. (a)                    207,005
                                                        48,099   Entegris, Inc. (a)                                         345,832
                                                        13,190   Esterline Technologies Corp. (a)                           664,380
                                                        16,455   FEI Co. (a)                                                359,213
                                                         9,900   Intevac, Inc. (a)                                          128,205
                                                        25,056   Kulicke & Soffa Industries, Inc. (a)                       119,768
                                                        29,103   LTX Corp. (a)                                               91,383
                                                         8,100   MTS Systems Corp.                                          261,306
                                                        19,699   Mattson Technology, Inc. (a)                               119,967
                                                        17,179   Photronics, Inc. (a)                                       164,059
                                                        14,000   Rofin-Sinar Technologies, Inc. (a)                         628,600
                                                        13,473   Rudolph Technologies, Inc. (a)                             131,631
                                                         9,000   Ultra Clean Holdings, Inc. (a)                              88,200
                                                        10,890   Ultratech, Inc. (a)                                        104,653
                                                                                                                        -----------
                                                                                                                          5,917,629
- ---------------------------------------------------------------------------------------------------------------------------------
Publishing:                                              3,900   Consolidated Graphics, Inc. (a)                            218,595
Miscellaneous - 0.2%                                     3,650   Courier Corp.                                               91,068
                                                        10,640   GateHouse Media, Inc. (b)                                   62,138
                                                        12,482   Martha Stewart Living Omnimedia, Inc.
                                                                 Class A (a)(b)                                              92,741
                                                        10,507   Playboy Enterprises, Inc. Class B (a)                       87,523
                                                        20,300   Primedia, Inc. (b)                                         149,205
                                                        13,960   Scholastic Corp. (a)                                       422,569
                                                                                                                        -----------
                                                                                                                          1,123,839
- ---------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                            7,980   AH Belo Corp.                                               91,211
                                                        35,500   Belo Corp. Class A                                         375,235
                                                         5,200   Dolan Media Co. (a)                                        104,572
                                                        20,300   Journal Communications, Inc. Class A                       149,814
                                                        21,100   Lee Enterprises, Inc. (b)                                  211,211
                                                        10,300   Media General, Inc. Class A (b)                            144,406
                                                        33,329   Sun-Times Media Group, Inc. (a)                             23,997
                                                                                                                        -----------
                                                                                                                          1,100,446
- ---------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.3%                          16,000   CKX, Inc. (a)                                              152,320
                                                        84,230   Citadel Broadcasting Corp. (b)                             139,822
                                                        11,700   Cox Radio, Inc. Class A (a)                                138,996
                                                        14,300   Cumulus Media, Inc. Class A (a)                             91,234

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        16,500   Emmis Communications Corp. Class A (a)                 $    57,420
                                                        15,300   Entercom Communications Corp.                              151,929
                                                         3,000   Fisher Communications, Inc. (a)                             93,480
                                                        19,500   Gray Television, Inc.                                      110,955
                                                        12,600   Lin TV Corp. Class A (a)                                   121,086
                                                         5,600   Nexstar Broadcasting Group, Inc. Class A (a)                33,040
                                                        36,900   Radio One, Inc. Class D (a)                                 56,088
                                                         2,883   Salem Communications Corp. Class A                          11,561
                                                        22,664   Sinclair Broadcast Group, Inc. Class A                     201,936
                                                        14,984   Spanish Broadcasting System, Inc. Class A (a)               26,522
                                                        33,900   Westwood One, Inc. (a)                                      71,190
                                                        10,396   World Wrestling Entertainment, Inc.                        193,470
                                                                                                                        -----------
                                                                                                                          1,651,049
- ---------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                3,500   American Railcar Industries, Inc.                           71,155
                                                         5,600   Freightcar America, Inc.                                   192,080
                                                         7,300   Greenbrier Cos., Inc. (b)                                  193,596
                                                        21,339   Westinghouse Air Brake Technologies Corp.                  803,627
                                                                                                                        -----------
                                                                                                                          1,260,458
- ---------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                                        14,175   Genesee & Wyoming, Inc. Class A (a)                        487,620
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                         800   AMREP Corp. (b)                                             41,840
                                                         2,700   Avatar Holdings, Inc. (a)(b)                               117,693
                                                         6,700   Bluegreen Corp. (a)                                         44,890
                                                         2,100   Consolidated-Tomoka Land Co.                               117,705
                                                        16,000   Dupont Fabros Technology, Inc.                             263,840
                                                         3,220   FX Real Estate and Entertainment, Inc. (a)                  18,934
                                                        15,100   Grubb & Ellis Co.                                          103,737
                                                         8,300   HFF, Inc. Class A (a)                                       41,583
                                                        19,872   Hilltop Holdings, Inc. (a)                                 206,669
                                                        10,600   Resource Capital Corp.                                      80,242
                                                         1,500   Stratus Properties, Inc. (a)                                44,205
                                                         5,115   Tejon Ranch Co. (a)                                        190,892
                                                        11,200   Thomas Properties Group, Inc.                               98,336
                                                                                                                        -----------
                                                                                                                          1,370,566
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 6.0%            14,601   Acadia Realty Trust                                        352,614
                                                         3,700   Agree Realty Corp.                                         101,565
                                                        28,800   Alesco Financial, Inc. (b)                                  82,944
                                                           867   Alexander's, Inc. (a)                                      307,352
                                                        14,276   Alexandria Real Estate Equities, Inc.                    1,323,671
                                                        12,350   American Campus Communities, Inc.                          337,896
                                                        55,000   American Financial Realty Trust                            436,700
                                                        28,700   Anthracite Capital, Inc. (c)(d)                            189,420
                                                        33,000   Anworth Mortgage Asset Corp.                               202,290
                                                         6,500   Arbor Realty Trust, Inc.                                    98,020
                                                        43,380   Ashford Hospitality Trust, Inc. (c)                        246,398
                                                         7,700   Associated Estates Realty Corp.                             88,088
                                                         3,700   BRT Realty Trust (b)                                        51,837
                                                        28,620   BioMed Realty Trust, Inc. (b)                              683,732

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        14,100   CBRE Realty Finance, Inc.                              $    56,823
                                                        20,200   CapLease, Inc.                                             156,954
                                                         6,300   Capital Trust, Inc. (b)                                    169,785
                                                        20,300   Cedar Shopping Centers, Inc.                               237,104
                                                        15,400   Chimera Investment Corp.                                   189,420
                                                        17,600   Corporate Office Properties Trust                          591,536
                                                        18,400   Cousins Properties, Inc. (b)                               454,664
                                                        11,600   Crystal River Capital, Inc. (b)                            103,588
                                                        75,910   DCT Industrial Trust, Inc.                                 756,064
                                                        21,297   Deerfield Capital Corp.                                     30,029
                                                        42,750   DiamondRock Hospitality Co.                                541,643
                                                        25,340   Digital Realty Trust, Inc. (b)                             899,570
                                                        10,727   Eastgroup Properties, Inc.                                 498,376
                                                        13,000   Education Realty Trust, Inc.                               163,410
                                                        12,680   Entertainment Properties Trust                             625,504
                                                         9,094   Equity Lifestyle Properties, Inc.                          448,971
                                                        16,500   Equity One, Inc.                                           395,505
                                                        29,150   Extra Space Storage, Inc.                                  471,939
                                                        28,370   FelCor Lodging Trust, Inc.                                 341,291
                                                        20,500   First Industrial Realty Trust, Inc. (b)                    633,245
                                                        11,200   First Potomac Realty Trust                                 172,144
                                                        24,800   Franklin Street Properties Corp.                           355,136
                                                        54,600   Friedman Billings Ramsey Group, Inc. Class A                92,820
                                                        15,090   GMH Communities Trust                                      130,981
                                                         8,200   Getty Realty Corp.                                         130,626
                                                        17,056   Glimcher Realty Trust                                      203,990
                                                        10,450   Gramercy Capital Corp. (b)                                 218,719
                                                        22,900   Healthcare Realty Trust, Inc.                              598,835
                                                        15,400   Hersha Hospitality Trust                                   139,062
                                                        25,600   Highwoods Properties, Inc.                                 795,392
                                                        15,020   Home Properties, Inc.                                      720,810
                                                        34,600   IMPAC Mortgage Holdings, Inc. (b)                           43,942
                                                        26,400   Inland Real Estate Corp.                                   401,544
                                                        23,700   Investors Real Estate Trust (b)                            231,786
                                                        12,100   JER Investors Trust, Inc. (b)                              102,608
                                                         8,540   Kite Realty Group Trust                                    119,560
                                                        10,800   LTC Properties, Inc.                                       277,668
                                                        18,120   LaSalle Hotel Properties                                   520,588
                                                        29,192   Lexington Corporate Properties Trust                       420,657
                                                        17,400   Luminent Mortgage Capital, Inc. (b)                         10,614
                                                        68,700   MFA Mortgage Investments, Inc.                             432,810
                                                        17,100   Maguire Properties, Inc. (b)                               244,701
                                                        26,600   Medical Properties Trust, Inc.                             301,112
                                                        15,280   Meruelo Maddux Properties, Inc. (a)                         38,811
                                                        11,529   Mid-America Apartment Communities, Inc.                    574,605
                                                         9,400   Mission West Properties, Inc.                               88,830
                                                         9,629   National Health Investors, Inc.                            300,906

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        32,275   National Retail Properties, Inc.                       $   711,664
                                                        42,759   Nationwide Health Properties, Inc.                       1,443,116
                                                        17,100   Newcastle Investment Corp. (b)                             141,246
                                                        28,100   NorthStar Realty Finance Corp. (b)                         229,577
                                                        28,600   Omega Healthcare Investors, Inc.                           496,496
                                                         6,608   PS Business Parks, Inc.                                    342,955
                                                         7,304   Parkway Properties, Inc.                                   269,956
                                                        14,632   Pennsylvania Real Estate Investment Trust                  356,874
                                                        18,786   Post Properties, Inc.                                      725,515
                                                        17,547   Potlatch Corp.                                             724,165
                                                        25,610   RAIT Investment Trust (b)                                  177,733
                                                         8,600   Ramco-Gershenson Properties Trust                          181,546
                                                        45,400   Realty Income Corp. (b)                                  1,163,148
                                                        11,195   Redwood Trust, Inc. (b)                                    406,938
                                                         4,522   Saul Centers, Inc.                                         227,185
                                                        42,614   Senior Housing Properties Trust                          1,009,952
                                                         9,780   Sovran Self Storage, Inc.                                  417,704
                                                        31,300   Strategic Hotel Capital, Inc.                              410,969
                                                         7,443   Sun Communities, Inc.                                      152,582
                                                        28,300   Sunstone Hotel Investors, Inc.                             453,083
                                                        14,122   Tanger Factory Outlet Centers, Inc.                        543,273
                                                         2,475   Tarragon Corp. (a)(b)                                        5,321
                                                        19,270   U-Store-It Trust                                           218,329
                                                         5,427   Universal Health Realty Income Trust                       180,719
                                                         7,900   Urstadt Biddle Properties, Inc. Class A                    124,267
                                                        20,265   Washington Real Estate Investment Trust                    677,256
                                                        16,900   Winthrop Realty Trust, Inc.                                 69,628
                                                                                                                        -----------
                                                                                                                         31,798,402
- ---------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%                     5,543   Arctic Cat, Inc.                                            40,408
                                                        29,499   Fleetwood Enterprises, Inc. (a)(b)                         135,695
                                                         2,875   Marine Products Corp.                                       23,230
                                                        12,624   Monaco Coach Corp.                                         119,676
                                                        15,600   Polaris Industries, Inc. (b)                               639,756
                                                        12,190   Winnebago Industries, Inc. (b)                             206,011
                                                                                                                        -----------
                                                                                                                          1,164,776
- ---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.1%             6,053   Electro Rent Corp.                                          91,703
                                                         8,400   H&E Equipment Services, Inc. (a)                           105,588
                                                        11,510   McGrath RentCorp                                           277,506
                                                                                                                        -----------
                                                                                                                            474,797
- ---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%              19,493   Aaron Rents, Inc. (c)                                      419,879
                                                         4,100   Amerco, Inc. (a)(b)                                        234,069
                                                         9,895   Dollar Thrifty Automotive Group, Inc. (a)                  134,968
                                                         8,200   RSC Holdings, Inc. (a)                                      89,380
                                                        31,200   Rent-A-Center, Inc. (a)                                    572,520
                                                                                                                        -----------
                                                                                                                          1,450,816
- ---------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.4%                                      12,800   AFC Enterprises, Inc. (a)                                  115,072
                                                         8,000   BJ's Restaurants, Inc. (a)                                 115,280

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         3,700   Benihana, Inc. Class A (a)                             $    41,699
                                                        12,980   Bob Evans Farms, Inc.                                      358,118
                                                         7,050   Buffalo Wild Wings, Inc. (a)                               172,725
                                                        10,600   CBRL Group, Inc.                                           379,162
                                                        11,350   CEC Entertainment, Inc. (a)                                327,788
                                                        24,100   CKE Restaurants, Inc.                                      270,402
                                                        13,450   California Pizza Kitchen, Inc. (a)                         176,330
                                                         5,200   Carrols Restaurant Group, Inc. (a)                          46,436
                                                        14,700   Chipotle Mexican Grill, Inc. Class B (a)                 1,427,223
                                                        41,400   Denny's Corp. (a)                                          122,958
                                                        20,050   Domino's Pizza, Inc.                                       270,475
                                                         7,848   IHOP Corp. (b)                                             375,919
                                                        26,236   Jack in the Box, Inc. (a)                                  704,961
                                                        24,900   Jamba, Inc. (a)(b)                                          65,985
                                                        30,200   Krispy Kreme Doughnuts, Inc. (a)(b)                         92,110
                                                         5,396   Landry's Restaurants, Inc. (b)                              87,847
                                                         6,900   McCormick & Schmick's Seafood Restaurants, Inc. (a)         80,385
                                                         5,300   Morton's Restaurant Group, Inc. (a)                         42,029
                                                        10,384   O'Charleys, Inc.                                           119,624
                                                        10,508   P.F. Chang's China Bistro, Inc. (a)(b)                     298,848
                                                         9,896   Papa John's International, Inc. (a)                        239,582
                                                         7,600   Red Robin Gourmet Burgers, Inc. (a)                        285,532
                                                        24,900   Ruby Tuesday, Inc.                                         186,750
                                                         9,200   Ruth's Chris Steak House, Inc. (a)                          63,572
                                                        27,420   Sonic Corp. (a)                                            604,337
                                                        11,428   The Steak n Shake Co. (a)                                   89,938
                                                        24,100   Texas Roadhouse, Inc. Class A (a)                          236,180
                                                        25,450   Triarc Cos.                                                175,860
                                                                                                                        -----------
                                                                                                                          7,573,127
- ---------------------------------------------------------------------------------------------------------------------------------
Retail - 3.0%                                           11,424   1-800-FLOWERS.COM, Inc. Class A (a)                         97,218
                                                        21,400   99 Cents Only Stores (a)                                   211,646
                                                         9,700   A.C. Moore Arts & Crafts, Inc. (a)                          66,154
                                                        30,075   Aeropostale, Inc. (a)                                      815,333
                                                        11,900   Asbury Automotive Group, Inc.                              163,744
                                                         9,500   bebe Stores, Inc.                                          102,125
                                                        10,600   Big 5 Sporting Goods Corp.                                  92,962
                                                        87,000   Blockbuster, Inc. Class A (a)(b)                           283,620
                                                         6,100   Blue Nile, Inc. (a)(b)                                     330,315
                                                         5,100   The Bon-Ton Stores, Inc. (b)                                27,897
                                                         7,500   Books-A-Million, Inc.                                       65,550
                                                        27,000   Borders Group, Inc.                                        158,490
                                                        19,927   Brown Shoe Co., Inc.                                       300,300
                                                         6,373   The Buckle, Inc.                                           285,064
                                                         7,500   Build-A-Bear Workshop, Inc. (a)                             68,175
                                                        20,134   CSK Auto Corp. (a)                                         187,447
                                                        16,100   Cabela's, Inc. Class A (a)(b)                              227,976
                                                         5,350   Cache, Inc. (a)                                             60,401

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        13,500   Casual Male Retail Group, Inc. (a)                     $    56,700
                                                        11,895   The Cato Corp. Class A                                     177,711
                                                        32,134   Central Garden & Pet Co. Class A (a)                       142,675
                                                        11,600   Charlotte Russe Holding, Inc. (a)                          201,144
                                                        48,640   Charming Shoppes, Inc. (a)(b)                              234,931
                                                        10,185   The Children's Place Retail Stores, Inc. (a)               250,144
                                                        14,928   Christopher & Banks Corp.                                  149,131
                                                        29,600   Collective Brands, Inc. (a)                                358,752
                                                         5,700   Conn's, Inc. (a)(b)                                         92,967
                                                        21,390   Dress Barn, Inc. (a)                                       276,787
                                                        10,000   Eddie Bauer Holdings, Inc. (a)                              38,900
                                                        16,900   Ezcorp, Inc. (a)                                           208,039
                                                         9,000   FTD Group, Inc.                                            120,780
                                                        18,535   Fred's, Inc.                                               189,984
                                                         9,200   GSI Commerce, Inc. (a)                                     120,980
                                                         8,000   Gaiam, Inc. (a)                                            138,560
                                                         4,700   Gander Mountain Co. (a)(b)                                  28,576
                                                        10,338   Genesco, Inc. (a)                                          238,911
                                                         9,132   Group 1 Automotive, Inc.                                   214,419
                                                        12,958   Gymboree Corp. (a)                                         516,765
                                                        14,475   Hibbett Sports, Inc. (a)                                   223,494
                                                        20,681   Hot Topic, Inc. (a)                                         89,135
                                                        21,098   Insight Enterprises, Inc. (a)                              369,215
                                                        11,405   Jo-Ann Stores, Inc. (a)                                    167,996
                                                         8,233   Jos. A. Bank Clothiers, Inc. (a)(b)                        168,777
                                                         1,488   Lawson Products, Inc.                                       40,994
                                                         7,500   Lithia Motors, Inc. Class A                                 76,200
                                                         7,600   MarineMax, Inc. (a)                                         94,696
                                                        24,400   Men's Wearhouse, Inc.                                      567,788
                                                         9,300   New York & Co. (a)                                          53,382
                                                         7,700   Overstock.com, Inc. (a)(b)                                  91,707
                                                         2,400   PC Connection, Inc. (a)                                     19,008
                                                        31,700   Pacific Sunwear of California, Inc. (a)                    399,737
                                                        10,400   The Pantry, Inc. (a)                                       219,232
                                                        16,510   The Pep Boys - Manny, Moe & Jack                           164,440
                                                        10,000   PetMed Express, Inc. (a)                                   110,900
                                                        40,099   Pier 1 Imports, Inc. (a)                                   251,822
                                                        16,916   Priceline.com, Inc. (a)(b)                               2,044,468
                                                         5,200   PriceSmart, Inc.                                           144,092
                                                        11,800   Retail Ventures, Inc. (a)                                   57,230
                                                        15,200   Rush Enterprises, Inc. Class A (a)                         240,768
                                                         5,947   Russ Berrie & Co., Inc. (a)                                 83,615
                                                        38,200   Sally Beauty Co., Inc. (a)                                 263,580
                                                         9,654   School Specialty, Inc. (a)                                 304,487
                                                         6,800   Shutterfly, Inc. (a)                                       101,116
                                                        14,200   Sonic Automotive, Inc.                                     291,810
                                                        19,650   Stage Stores, Inc.                                         318,330

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         7,803   Stamps.com, Inc. (a)                                   $    80,059
                                                        12,924   Stein Mart, Inc.                                            72,633
                                                         5,100   Systemax, Inc.                                              61,506
                                                        10,700   The Talbots, Inc. (b)                                      115,346
                                                        14,190   Tuesday Morning Corp. (a)                                   73,504
                                                        11,266   Tween Brands, Inc. (a)                                     278,721
                                                        19,380   United Natural Foods, Inc. (a)                             362,600
                                                        14,456   ValueVision Media, Inc. Class A (a)                         80,086
                                                         6,700   Volcom, Inc. (a)                                           135,407
                                                        39,200   The Wet Seal, Inc. Class A (a)                             132,888
                                                        18,800   Zale Corp. (a)(b)                                          371,488
                                                         8,000   Zumiez, Inc. (a)(b)                                        125,520
                                                                                                                        -----------
                                                                                                                         16,149,050
- ---------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.1%                                    9,037   Anchor Bancorp Wisconsin, Inc.                             171,432
                                                        19,742   BankAtlantic Bancorp, Inc. Class A                          77,191
                                                        22,838   Bank Mutual Corp.                                          245,280
                                                        15,073   BankUnited Financial Corp. Class A (b)                      75,516
                                                         5,000   Berkshire Hills Bancorp, Inc.                              125,950
                                                        28,387   Brookline Bancorp, Inc.                                    325,883
                                                        11,349   Dime Community Bancshares, Inc.                            198,381
                                                         9,700   Downey Financial Corp. (b)                                 178,286
                                                         6,300   FirstFed Financial Corp. (a)(b)                            171,045
                                                         5,626   First Financial Holdings, Inc.                             131,986
                                                        47,753   First Niagara Financial Group, Inc.                        648,963
                                                         7,800   First Place Financial Corp.                                101,400
                                                        20,550   Flagstar Bancorp, Inc.                                     148,371
                                                         9,775   Flushing Financial Corp.                                   171,845
                                                         5,078   Great Southern Bancorp, Inc.                                79,267
                                                         5,850   Horizon Financial Corp.                                     80,788
                                                         5,350   IBERIABANK Corp.                                           236,738
                                                         2,900   Imperial Capital Bancorp, Inc.                              62,698
                                                           200   K Fed Bancorp                                                2,282
                                                         7,200   Kearny Financial Corp.                                      78,840
                                                           800   NASB Financial, Inc.                                        20,808
                                                        51,200   NewAlliance Bancshares, Inc.                               627,712
                                                         7,267   Northwest Bancorp, Inc.                                    198,607
                                                        12,365   Ocwen Financial Corp. (a)                                   54,901
                                                        10,611   PFF Bancorp, Inc. (b)                                       88,284
                                                        28,058   Provident Financial Services, Inc.                         396,740
                                                        18,389   Provident New York Bancorp                                 248,252
                                                         3,000   Rockville Financial, Inc.                                   41,100
                                                         2,900   Roma Financial Corp.                                        43,239
                                                        23,243   Sterling Financial Corp.                                   362,823
                                                         9,300   TierOne Corp.                                              104,904
                                                         8,261   United Community Financial Corp.                            51,218
                                                         5,600   ViewPoint Financial Group                                   92,456

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        49,633   W Holding Co., Inc. (b)                                $    59,063
                                                         4,712   Westfield Financial, Inc.                                   46,036
                                                                                                                        -----------
                                                                                                                          5,748,285
- ---------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                 16,135   Newport Corp. (a)                                          180,228
                                                        13,835   Varian, Inc. (a)                                           801,323
                                                                                                                        -----------
                                                                                                                            981,551
- ---------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                                  21,445   Centerline Holding Co. (b)                                  87,067
Services - 0.5%                                          7,300   GFI Group, Inc.                                            418,290
                                                        13,300   KBW, Inc. (a)(b)                                           293,265
                                                        43,700   Knight Capital Group, Inc. Class A (a)                     709,688
                                                        24,700   LaBranche & Co., Inc. (a)                                  107,445
                                                        42,900   Ladenburg Thalmann Financial Services, Inc. (a)(b)          80,223
                                                        12,100   MarketAxess Holdings, Inc. (a)                             120,274
                                                        19,800   optionsXpress Holdings, Inc.                               410,058
                                                         7,000   Penson Worldwide, Inc. (a)                                  64,610
                                                        10,306   SWS Group, Inc.                                            126,042
                                                        10,300   Thomas Weisel Partners Group, Inc. (a)                      68,186
                                                                                                                        -----------
                                                                                                                          2,485,148
- ---------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.4%                             19,670   ABM Industries, Inc.                                       441,395
                                                        15,905   AMN Healthcare Services, Inc. (a)                          245,255
                                                         9,961   Administaff, Inc.                                          235,179
                                                         8,200   The Advisory Board Co. (a)                                 450,508
                                                         7,300   Ambassadors Group, Inc. (b)                                137,897
                                                         4,600   Ambassadors International, Inc.                             34,086
                                                         3,600   Barrett Business Services, Inc.                             61,668
                                                        21,953   CBIZ, Inc. (a)                                             178,258
                                                         6,001   CDI Corp.                                                  150,325
                                                         5,100   CRA International, Inc. (a)                                163,914
                                                        10,578   Casella Waste Systems, Inc. (a)                            115,617
                                                        10,872   Chemed Corp.                                               458,798
                                                         8,750   CoStar Group, Inc. (a)                                     376,250
                                                        12,592   Coinstar, Inc. (a)                                         354,339
                                                         5,000   Cornell Cos., Inc. (a)                                     112,300
                                                        14,700   Cross Country Healthcare, Inc. (a)                         181,839
                                                        12,400   Diamond Management & Technology Consultants, Inc.           79,980
                                                        10,000   DynCorp. International, Inc. (a)                           166,800
                                                         6,804   Exponent, Inc. (a)                                         223,443
                                                        21,241   FTI Consulting, Inc. (a)                                 1,508,961
                                                         3,600   First Advantage Corp. Class A (a)                           76,284
                                                         6,381   Forrester Research, Inc. (a)                               169,607
                                                         9,077   G&K Services, Inc. Class A                                 323,232
                                                        22,700   The Geo Group, Inc. (a)                                    645,588
                                                        11,400   Gevity HR, Inc.                                             98,724
                                                         8,020   Global Sources Ltd. (a)                                    119,097
                                                        25,200   Harris Interactive, Inc. (a)                                68,796
                                                         8,158   Heidrick & Struggles International, Inc.                   265,380
                                                        11,700   Hudson Highland Group, Inc. (a)                             99,099

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         4,100   ICT Group, Inc. (a)                                    $    41,369
                                                        33,300   IKON Office Solutions, Inc.                                253,080
                                                        13,900   Jackson Hewitt Tax Service, Inc.                           159,433
                                                        10,668   Kelly Services, Inc. Class A                               219,334
                                                        15,000   Kforce, Inc. (a)                                           132,600
                                                        12,700   The Knot, Inc. (a)                                         149,225
                                                        21,268   Korn/Ferry International (a)                               359,429
                                                         4,000   Liquidity Services, Inc. (a)                                32,000
                                                         8,404   MAXIMUS, Inc.                                              308,511
                                                        43,905   MPS Group, Inc. (a)                                        518,957
                                                         6,842   Midas, Inc. (a)                                            117,614
                                                         7,550   Monro Muffler, Inc.                                        127,595
                                                        21,423   Navigant Consulting, Inc. (a)                              406,609
                                                        17,900   Net 1 UEPS Technologies, Inc. (a)                          403,645
                                                        16,400   On Assignment, Inc. (a)                                    104,140
                                                        12,300   Orbitz Worldwide, Inc. (a)                                  84,747
                                                        24,264   PHH Corp. (a)                                              422,922
                                                        11,000   People Support, Inc. (a)                                   100,320
                                                        13,600   Perficient, Inc. (a)                                       107,984
                                                         3,760   Pre-Paid Legal Services, Inc. (a)                          159,462
                                                         5,400   The Providence Service Corp. (a)                           162,000
                                                        20,000   Regis Corp.                                                549,800
                                                        20,532   Resources Connection, Inc.                                 366,907
                                                        17,553   Rollins, Inc.                                              310,513
                                                        19,800   Source Interlink Cos., Inc. (a)(b)                          37,620
                                                        25,929   Spherion Corp. (a)                                         158,685
                                                         4,600   Standard Parking Corp. (a)                                  96,416
                                                         7,400   Steiner Leisure Ltd. (a)                                   244,200
                                                        18,889   TeleTech Holdings, Inc. (a)                                424,247
                                                        26,231   Tetra Tech, Inc. (a)                                       511,767
                                                         3,500   Travelzoo, Inc. (a)                                         38,640
                                                        18,222   TrueBlue, Inc. (a)                                         244,904
                                                         6,600   Unifirst Corp.                                             244,794
                                                         9,200   Viad Corp.                                                 331,292
                                                         6,638   Volt Information Sciences, Inc. (a)                        112,580
                                                        30,927   Waste Connections, Inc. (a)                                950,696
                                                         2,200   Waste Industries USA, Inc.                                  79,530
                                                         7,033   Waste Services, Inc. (a)                                    57,108
                                                        19,215   Watson Wyatt Worldwide, Inc.                             1,090,451
                                                        12,900   World Fuel Services Corp.                                  362,103
                                                                                                                        -----------
                                                                                                                         18,125,848
- ---------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.8%                                         22,700   American Commercial Lines, Inc. (a)(c)                     358,660
                                                         6,200   Arlington Tankers Ltd.                                     130,200
                                                        10,100   Double Hull Tankers, Inc. (b)                              107,161
                                                        21,100   Eagle Bulk Shipping, Inc.                                  543,536
                                                         9,100   Genco Shipping & Trading Ltd. (b)                          513,513
                                                        13,100   General Maritime Corp.                                     309,291

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        14,300   Golar LNG Ltd.                                         $   261,261
                                                        10,300   Gulfmark Offshore, Inc. (a)                                563,616
                                                        13,100   Horizon Lines, Inc. Class A                                243,791
                                                         7,900   Knightsbridge Tankers Ltd.                                 210,772
                                                        13,600   Nordic American Tanker Shipping Ltd. (b)                   380,800
                                                        14,300   Ship Finance International Ltd. (b)                        375,804
                                                         2,300   TBS International Ltd. (a)                                  69,460
                                                                                                                        -----------
                                                                                                                          4,067,865
- ---------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                                             7,600   DSW, Inc. Class A (a)(b)                                    98,420
                                                         5,800   Deckers Outdoor Corp. (a)                                  625,356
                                                        19,966   The Finish Line, Inc. Class A                               95,038
                                                         2,900   Heelys, Inc. (a)(b)                                         12,441
                                                        22,900   Iconix Brand Group, Inc. (a)                               397,315
                                                        11,896   K-Swiss, Inc. Class A                                      188,195
                                                         4,792   Kenneth Cole Productions, Inc. Class A                      81,176
                                                         4,200   Shoe Carnival, Inc. (a)                                     56,826
                                                         8,055   Skechers U.S.A., Inc. Class A (a)                          162,792
                                                         9,368   Steven Madden Ltd. (a)                                     160,474
                                                        19,500   Timberland Co. Class A (a)                                 267,735
                                                         2,600   Weyco Group, Inc.                                           77,142
                                                        23,008   Wolverine World Wide, Inc.                                 667,462
                                                                                                                        -----------
                                                                                                                          2,890,372
- ---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                                  5,000   Teekay Tankers Ltd. Class A                                 85,600
- ---------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                             4,300   Esmark, Inc. (a)                                            48,590
                                                        11,534   Gibraltar Industries, Inc.                                 135,294
                                                         4,000   Olympic Steel, Inc.                                        180,400
                                                         9,850   Schnitzer Steel Industries, Inc. Class A                   699,547
                                                         3,100   Universal Stainless & Alloy Products, Inc. (a)              92,101
                                                        30,500   Worthington Industries, Inc. (b)                           514,535
                                                                                                                        -----------
                                                                                                                          1,670,467
- ---------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                             5,500   Imperial Sugar Co. New Shares                              103,510
- ---------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.5%                        500   Airvana, Inc. (a)                                            2,615
                                                        60,500   Arris Group, Inc. (a)                                      352,110
                                                         6,285   Audiovox Corp. Class A (a)                                  67,124
                                                        20,261   Belden, Inc.                                               715,619
                                                        17,000   Mastec, Inc. (a)                                           139,570
                                                         9,100   OpNext, Inc. (a)                                            49,595
                                                        20,199   Plantronics, Inc.                                          390,043
                                                        39,800   Polycom, Inc. (a)                                          897,092
                                                        59,777   Powerwave Technologies, Inc. (a)                           152,431
                                                           600   Preformed Line Products Co.                                 29,208
                                                        21,900   Symmetricom, Inc. (a)                                       76,431
                                                                                                                        -----------
                                                                                                                          2,871,838
- ---------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                 24,821   Interface, Inc. Class A                                    348,735
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%                   26,400   Carter's, Inc. (a)                                         426,360
                                                         3,500   Cherokee, Inc. (b)                                         117,845
                                                         6,300   Columbia Sportswear Co. (b)                                277,389

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         6,200   G-III Apparel Group, Ltd. (a)                          $    83,204
                                                        17,570   J. Crew Group, Inc. (a)                                    776,067
                                                         5,800   Lululemon Athletica, Inc. (a)(b)                           164,894
                                                        10,600   Maidenform Brands, Inc. (a)                                172,462
                                                         5,942   Oxford Industries, Inc.                                    133,873
                                                         5,250   Perry Ellis International, Inc. (a)                        114,608
                                                        53,500   Quiksilver, Inc. (a)                                       524,835
                                                         6,500   True Religion Apparel, Inc. (a)(b)                         120,575
                                                        11,200   Under Armour, Inc. Class A (a)(b)                          409,920
                                                        20,800   The Warnaco Group, Inc. (a)                                820,352
                                                                                                                        -----------
                                                                                                                          4,142,384
- ---------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                   26,000   Cooper Tire & Rubber Co.                                   389,220
                                                        10,100   Titan International, Inc.                                  309,161
                                                                                                                        -----------
                                                                                                                            698,381
- ---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                          43,455   Alliance One International, Inc. (a)                       262,468
                                                         7,320   Schweitzer-Mauduit International, Inc.                     169,385
                                                        12,156   Universal Corp.                                            796,583
                                                        14,244   Vector Group Ltd.                                          250,552
                                                                                                                        -----------
                                                                                                                          1,478,988
- ---------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                             12,730   Jakks Pacific, Inc. (a)                                    350,966
                                                        15,946   Leapfrog Enterprises, Inc. (a)                             112,419
                                                        21,400   Marvel Entertainment, Inc. (a)                             573,306
                                                                                                                        -----------
                                                                                                                          1,036,691
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                     10,200   Celadon Group, Inc. (a)                                     98,736
                                                         5,000   Dynamex, Inc. (a)                                          126,500
                                                        17,500   HUB Group, Inc. Class A (a)                                575,575
                                                        18,900   Odyssey Marine Exploration, Inc. (a)                       101,493
                                                        15,800   Pacer International, Inc.                                  259,594
                                                         2,000   Textainer Group Holdings Ltd.                               30,160
                                                         7,400   Ultrapetrol Bahamas Ltd. (a)                                75,776
                                                                                                                        -----------
                                                                                                                          1,267,834
- ---------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                         10,241   Arkansas Best Corp.                                        326,278
                                                        13,632   Forward Air Corp.                                          483,118
                                                        26,273   Heartland Express, Inc.                                    374,653
                                                        25,962   Knight Transportation, Inc. (b)                            427,335
                                                         6,850   Marten Transport Ltd. (a)                                  106,312
                                                        13,425   Old Dominion Freight Line, Inc. (a)                        427,318
                                                           400   Patriot Transportation Holding, Inc. (a)                    31,376
                                                         6,281   Saia, Inc. (a)                                              99,617
                                                         1,600   Universal Truckload Services, Inc. (a)                      33,392
                                                        19,400   Werner Enterprises, Inc.                                   360,064
                                                                                                                        -----------
                                                                                                                          2,669,463
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                          25   Mediacom Communications Corp. Class A (a)(b)               109,116
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.6%                            11,666   Allete, Inc.                                               450,541
                                                        23,875   Avista Corp.                                               466,995
                                                        17,000   Black Hills Corp.                                          608,260
                                                         7,189   CH Energy Group, Inc.                                      279,652

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                         4,800   Central Vermont Public Service Corp.                   $   114,720
                                                        26,967   Cleco Corp.                                                598,128
                                                        20,808   El Paso Electric Co. (a)                                   444,667
                                                        15,268   The Empire District Electric Co.                           309,177
                                                        19,800   IDACORP, Inc.                                              635,778
                                                        21,800   ITC Holdings Corp.                                       1,134,908
                                                         8,945   MGE Energy, Inc.                                           304,667
                                                        16,400   NorthWestern Corp.                                         399,668
                                                        12,586   Otter Tail Corp.                                           445,419
                                                        34,700   PNM Resources, Inc.                                        432,709
                                                         6,400   Pike Electric Corp. (a)                                     89,152
                                                        13,900   Portland General Electric Co.                              313,445
                                                        11,467   UIL Holdings Corp.                                         345,501
                                                        16,083   Unisource Energy Corp.                                     358,008
                                                        44,900   Westar Energy, Inc.                                      1,022,373
                                                                                                                        -----------
                                                                                                                          8,753,768
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas                                           2,700   EnergySouth, Inc.                                          140,913
Distributors - 0.9%                                      9,848   The Laclede Group, Inc.                                    350,884
                                                        18,961   New Jersey Resources Corp.                                 588,739
                                                        19,300   Nicor, Inc.                                                646,743
                                                        12,199   Northwest Natural Gas Co.                                  529,925
                                                        33,600   Piedmont Natural Gas Co. (b)                               882,336
                                                        13,332   South Jersey Industries, Inc.                              468,087
                                                        19,090   Southwest Gas Corp.                                        533,756
                                                        21,800   WGL Holdings, Inc.                                         698,908
                                                                                                                        -----------
                                                                                                                          4,840,291
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                        159,400   Aquila, Inc. (a)                                           511,674
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities:                                              19,600   Alaska Communications Systems Group, Inc.                  239,904
Telecommunications - 1.0%                                4,400   Atlantic Tele-Network, Inc.                                148,852
                                                        11,526   Centennial Communications Corp. (a)                         68,119
                                                       112,000   Cincinnati Bell, Inc. (a)                                  477,120
                                                        10,734   Consolidated Communications Holdings, Inc.                 162,405
                                                        16,200   FairPoint Communications, Inc.                             146,124
                                                        46,850   FiberTower Corp. (a)                                        82,456
                                                        24,739   General Communication, Inc. Class A (a)                    151,897
                                                        16,200   Global Crossing Ltd. (a)(b)                                245,592
                                                         5,800   Globalstar, Inc. (a)(b)                                     42,282
                                                           300   Hungarian Telephone & Cable Corp. (a)                        5,205
                                                        46,400   ICO Global Communications Holdings Ltd. (a)                143,376
                                                        18,200   IDT Corp. Class B                                           70,434
                                                        10,600   Ibasis, Inc.                                                43,460
                                                        14,400   Iowa Telecommunications Services, Inc.                     255,312
                                                         7,900   iPCS, Inc.                                                 184,465
                                                        12,700   NTELOS Holdings Corp.                                      307,340
                                                         2,100   Neutral Tandem, Inc. (a)                                    37,821
                                                        10,100   ORBCOMM, Inc. (a)(b)                                        50,096
                                                        31,220   PAETEC Holding Corp. (a)                                   207,925

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                                        26,000   Premiere Global Services, Inc. (a)                    $    372,840
                                                        14,100   RCN Corp.                                                  157,638
                                                         5,000   Rural Cellular Corp. Class A (a)                           221,150
                                                         9,100   Shenandoah Telecom Co.                                     135,044
                                                         6,800   SureWest Communications                                    105,128
                                                        65,000   Time Warner Telecom, Inc. Class A (a)(b)                 1,006,850
                                                        11,020   USA Mobility, Inc.                                          78,683
                                                        10,600   Virgin Mobile USA, Inc. (a)                                 21,518
                                                                                                                       ------------
                                                                                                                          5,169,036
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                  7,785   American States Water Co.                                  280,260
                                                         8,896   California Water Service Group                             339,382
                                                         6,700   Consolidated Water Co., Inc.                               147,601
                                                         6,948   SJW Corp.                                                  198,643
                                                        11,383   Southwest Water Co. (b)                                    126,010
                                                                                                                       ------------
                                                                                                                          1,091,896
- ---------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.2%                  15,925   Central European Distribution Corp. (a)                    926,676
- ---------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.4%                                      21,130   Brightpoint, Inc. (a)                                      176,647
                                                         7,400   Houston Wire & Cable Co. (b)                               118,548
                                                        49,100   LKQ Corp. (a)                                            1,103,277
                                                         4,000   MWI Veterinary Supply, Inc. (a)                            141,040
                                                        14,400   Prestige Brands Holdings, Inc. (a)                         117,792
                                                        10,969   United Stationers, Inc. (a)                                523,221
                                                                                                                       ------------
                                                                                                                          2,180,525
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $471,506,646) - 94.1%                          502,889,832
- ---------------------------------------------------------------------------------------------------------------------------------

                                                                 Exchange-Traded Funds
- ---------------------------------------------------------------------------------------------------------------------------------
                                                       105,012   iShares Russell 2000 Index Fund (b)                      7,194,372
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $7,637,513) - 1.4%                               7,194,372
- ---------------------------------------------------------------------------------------------------------------------------------

                                                                 Mutual Funds
- ---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.2%                   2,700   BlackRock Kelso Capital Corp. (d)                           32,238
                                                         9,600   Gladstone Capital Corp. (b)                                179,616
                                                        15,100   Hercules Technology Growth Capital, Inc.                   163,986
                                                         4,700   Kayne Anderson Energy Development Co.                      117,030
                                                        10,000   Patriot Capital Funding, Inc.                              104,700
                                                         8,100   Pennantpark Investment Corp.                                68,931
                                                        10,900   Prospect Capital Corp. (b)                                 165,898
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Mutual Funds  (Cost - $957,470) - 0.2%               832,399
- ---------------------------------------------------------------------------------------------------------------------------------

                                                                 Rights
- ---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                   9,479   Ares Capital Corp. (e)                                       5,308
                                                         3,715   MCG Capital Corp. (f)                                        3,975
                                                                                                                       ------------
                                                                                                                              9,283
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%                                       1,610   FX Real Estate Entertainment, Inc. (g)                           0
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Rights (Cost - $0) - 0.0%                              9,283
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                               Shares    Other Interests (h)                                      Value
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                               500    PetroCorp Inc. (Escrow Shares) (h)                   $          --
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Other Interests (Cost - $0) 0.0%                          --
- ---------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest
                                                        (000)    Short-Term Securities
- ---------------------------------------------------------------------------------------------------------------------------------
                                                     $ 63,873    BlackRock Liquidity Series, LLC Cash Sweep
                                                                 Series, 2.92% (d)(i)                                    63,872,602
                                                     $ 68,074    BlackRock Liquidity Series, LLC Money Market
                                                                 Series, 3.10% (d)(i)(j)                                 68,073,983
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $131,946,585) - 24.7%                          131,946,585
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments  (Cost - $612,048,214*) - 120.4%     642,872,471

                                                                 Liabilities in Excess of Other Assets - (20.4%)       (108,766,323)
                                                                                                                      -------------
                                                                 Net Assets - 100.0%                                  $ 534,106,148
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 617,950,582
                                                                  =============
      Gross unrealized appreciation                               $  94,614,881
      Gross unrealized depreciation                                 (69,692,992)
                                                                  -------------
      Net unrealized appreciation                                 $  24,921,889
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Security held as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------
                                                  Purchase           Sales         Realized       Dividend
      Affiliate                                     Cost             Cost            Gain          Income
      ------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                        $ 30,645,809*              --          --        $    193,232
      BlackRock Liquidity Series, LLC
      Money Market Series                                --     $(15,734,834)**       --        $    273,622
      Anthracite Capital, Inc.                 $     32,689               --          --        $      7,860
      BlackRock Kelso Capital Corp.            $      2,518               --          --        $      1,118
      ------------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
**    Represents net sales cost.
(e)   The rights may be exercised until April 21, 2008.
(f)   The rights may be exercised until April 18, 2008.
(g)   The rights may be exercised until April 11, 2008.
(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i)   Represents the current yield as of report date.
(j)   Security was purchased with the cash proceeds from securities loans.

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                        Expiration       Face        Unrealized
      Contracts         Issue              Date          Value      Depreciation
      --------------------------------------------------------------------------
         66       Russell 2000 Index    June 2008    $ 21,803,439    $ (966,561)
      --------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master Small Cap Index Series of Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

- ------------------------------------------------------------------------------
                                            Investments in       Other Financial
Valuation Inputs                              Securities           Instruments*
- ------------------------------------------------------------------------------
Level 1                                    $  510,917,815           $ 966,561
Level 2                                       131,954,656                   0
Level 3                                                 0                   0
- ------------------------------------------------------------------------------
Total                                      $  642,872,471           $ 966,561
================================================================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATION - 97.98%
   4.25%, Due 1/15/2010 ++ ........................   $     11,032   $    11,970
   0.875%, Due 4/15/2010 ++ .......................         54,386        55,657
   3.50%, Due 1/15/2011 ++ ........................          9,658        10,681
   2.375%, Due 4/15/2011 ++ .......................         36,024        38,703
   3.375%, Due 1/15/2012 ++ .......................         42,943        48,341
   2.00%, Due 4/15/2012 ++ ........................         14,197        15,284
   3.00%, Due 7/15/2012 ++ ........................         30,237        33,888
   1.875%, Due 7/15/2013 ++ .......................         22,246        23,995
   2.00%, Due 1/15/2014 ++ ........................         59,537        64,486
   2.00%, Due 7/15/2014 ++ ........................         23,691        25,729
   1.625%, Due 1/15/2015 ++ .......................         47,118        49,978
   1.875%, Due 7/15/2015 ++ .......................         39,468        42,603
   2.00%, Due 1/15/2016 ++ ........................         22,117        23,982
   2.50%, Due 7/15/2016 ++ ........................         44,215        49,808
   2.375%, Due 1/15/2017 ++ .......................         20,381        22,747
   2.625%, Due 7/15/2017 ++ .......................         29,067        33,123
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS                                          550,975
                                                                     -----------

                                                         SHARES
                                                      ------------
SHORT TERM INVESTMENTS - 0.36%
   American Beacon Money Market Select Fund # .....      2,023,589         2,024
                                                                     -----------
TOTAL INVESTMENTS - 98.34% (COST $535,660) ........                  $   552,999
OTHER ASSETS, NET OF LIABILITIES - 1.66% ..........                        9,352
                                                                     -----------
TOTAL NET ASSETS - 100.00% ........................                      562,351
                                                                     ===========

     Percentages are stated as a percent of net assets.

++   Inflation-Indexed Note.

#    The Fund/Trust is affiliated by having the same investment advisor.

                            See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Fund's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of March 31, 2008 is as follows (in thousands):

                                                 Investments
Valuation Inputs                                in Securities
----------------                                -------------
Level 1 - Quoted Prices                          $   552,999
Level 2 - Other significant observable inputs              0
Level 3 - Significant unobservable inputs                  0
                                                 -----------
Total                                            $   552,999

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Cost of Investments for Federal Income Tax Purposes

          As of March 31, 2008, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
Treasury Inflation
   Protected Securities        $ 535,944           $17,055            $ (0)            $ 17,055


The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
March 31, 2008 is provided below.



AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

							      PAR
                                                             AMOUNT      VALUE
                                                           ---------   ----------
                                                           (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 25.56%
FEDERAL FARM CREDIT BANK - 0.07%
   2.75%, Due 6/13/2008 ................................         711         707
                                                                       ---------
FEDERAL HOME LOAN BANK - 21.64%
   2.52%, Due 5/30/2008 ................................       9,879       9,838
   2.72%, Due 5/30/2008 ................................      15,250      15,182
   4.08%, Due 5/30/2008 ................................       2,591       2,574
   2.935%, Due 8/15/2008 ++ ............................      35,000      35,008
   2.65%, Due 9/17/2008 ++ .............................      25,000      24,995
   2.64%, Due 12/15/2008 ++ ............................      35,000      35,009
   4.476%, Due 1/5/2009 ++ .............................      35,000      34,998
   4.343%, Due 1/9/2009 ++ .............................      25,000      25,037
   3.161%, Due 1/28/2009 ++ ............................      25,000      24,996
   2.976%, Due 2/11/2009 ++ ............................      25,000      24,995
                                                                       ---------
                                                                         232,632
                                                                       ---------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.25%
   4.55%, Due 4/7/2008 .................................      10,072      10,064
   2.72%, Due 5/19/2008 ................................      25,000      24,909
                                                                       ---------
                                                                          34,973
                                                                       ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.60%
   4.47%, Due 4/9/2008 .................................       4,199       4,195
   2.45%, Due 6/30/2008 ................................       2,300       2,286
                                                                       ---------
                                                                           6,481
                                                                       ---------
 TOTAL U.S. AGENCY OBLIGATIONS                                           274,793
                                                                       ---------

                                                             SHARES
                                                           ----------
SHORT TERM INVESTMENTS - 9.62%
   Dreyfus Government Cash Management Fund .............   52,000,000     52,000
   Goldman Sachs Financial Square Government Fund ......   10,215,451     10,216
   JPMorgan U.S. Government Money Market Fund ..........   10,205,078     10,205
   Morgan Stanley Government Portfolio .................   31,000,000     31,000
                                                                         -------
   TOTAL SHORT TERM INVESTMENTS ........................                 103,421
                                                                         -------

                                                              PAR
                                                             AMOUNT
                                                           ---------
REPURCHASE AGREEMENTS - 64.70%
Banc of America Securities LLC, 2.47%, Due 4/1/2008
   (Held at Bank of New York, Collateralized by U.S.
   Government Agency Obligations valued at $331,500,
   5.0%, 6/1/2035) .....................................   $ 325,000     325,000

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                              PAR
                                                            AMOUNT       VALUE
                                                           ---------   ---------
                                                           (DOLLARS IN THOUSANDS)
Goldman Sachs Group, Inc., 2.75%, Due 4/1/2008
   (Held at Bank of New York, Collateralized by U.S.
   Government Agency Obligations valued at $377,935,
   4.5% - 6.0%, 4/1/2020 - 12/1/2037) ..................   $ 370,524   $  370,524
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS ............................                  695,524
                                                                       ---------
TOTAL INVESTMENTS - 99.88% (COST $1,073,738) ...........               $1,073,738
OTHER ASSETS, NET OF LIABILITIES - 0.12% ...............                    1,254
                                                                       ----------
TOTAL NET ASSETS - 100.00% .............................                1,074,992
                                                                       ==========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date these types of securities reflects the final maturity date.

                            See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolio's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Portfolio's investments as of March 31, 2008 is as follows (in thousands):

                                                 Investments
Valuation Inputs                                in Securities
----------------                                -------------
Level 1 - Quoted Prices                          $   103,421
Level 2 - Other significant observable inputs        970,317
Level 3 - Significant unobservable inputs                  0
                                                 -----------
Total                                            $ 1,073,738

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 30, 2008
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 30, 2008
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 30, 2008
      ------------------